LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments

March 31, 2023 (unaudited)

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK–53.25%
Australia–0.12%
AGL Energy Ltd.	80,497	$434,237
BHP Group Ltd.	30,222	955,436
CSL Ltd.	687	133,052
Endeavour Group Ltd.	50,901	231,258
Medibank Pvt Ltd.	94,426	213,088
Origin Energy Ltd.	18,267	101,731
†Qantas Airways Ltd.	39,215	175,034
QBE Insurance Group Ltd.	9,119	89,280
=πQuintis Australia Pty. Ltd.	3,249,491	0
South32 Ltd.	78,643	230,481

		2,563,597

Belgium–0.02%
KBC Group NV	5,275	362,449

		362,449

Brazil–0.08%
Ambev SA	287,449	814,971
†Embraer SA	78,938	323,636
Engie Brasil Energia SA	11,147	88,104
JBS S/A	47,636	167,294
Lojas Renner SA	83,369	273,047
Telefonica Brasil SA	7,567	57,792

		1,724,844

Canada–1.31%
Barrick Gold Corp.	21,387	397,040
BCE, Inc.	3,534	158,304
Brookfield Asset Management Ltd. Class A	12,869	421,539
Brookfield Corp.	8,785	286,203
Cameco Corp.	91,064	2,383,145
Canadian Imperial Bank of Commerce	16,245	688,865
Enbridge, Inc.	346,733	13,220,238
George Weston Ltd.	1,220	161,674
Imperial Oil Ltd.	5,339	271,513
†Lululemon Athletica, Inc.	1,158	421,732
Metro, Inc.	4,101	225,578
National Bank of Canada	2,829	202,352
Royal Bank of Canada	4,334	414,480
Suncor Energy, Inc.	138,741	4,307,490
TC Energy Corp.	46,049	1,791,192
TELUS Corp.	87,755	1,742,114
Toronto-Dominion Bank	3,140	188,075

		27,281,534

Cayman Islands–0.04%
†²²Hedosophia European Growth	76,087	817,627

		817,627

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
China–1.41%
Agricultural Bank of China Ltd. Class H	524,000	$194,051
Aier Eye Hospital Group Co. Ltd. Class A	91,719	414,540
Amoy Diagnostics Co. Ltd. Class A	122,070	500,251
Anhui Gujing Distillery Co. Ltd. Class B	1,400	24,999
†Baidu, Inc. Class A	1,700	32,030
Bank of Chengdu Co. Ltd. Class A	273,800	540,421
BYD Co. Ltd. Class A	37,009	1,378,799
BYD Co. Ltd. Class H	19,000	558,907
BYD Electronic International Co. Ltd.	3,000	9,336
China Merchants Bank Co. Ltd. Class H	45,500	231,050
China Tourism Group Duty Free Corp. Ltd. Class A	13,000	347,153
Contemporary Amperex Technology Co. Ltd. Class A	27,464	1,625,636
Dali Foods Group Co. Ltd.	41,000	17,094
Foshan Haitian Flavouring & Food Co. Ltd. Class A	54,160	603,173
Glodon Co. Ltd. Class A	62,364	674,320
Gree Electric Appliances, Inc. of Zhuhai Class A	201,500	1,075,620
†Guangzhou Baiyun International Airport Co. Ltd. Class A	225,600	513,661
†Haidilao International Holding Ltd.	152,000	411,949
Hangzhou Robam Appliances Co. Ltd. Class A	255,600	1,055,633
Hangzhou Tigermed Consulting Co. Ltd. Class H	18,700	176,186
Hundsun Technologies, Inc. Class A	127,277	986,326
†Hygeia Healthcare Holdings Co. Ltd.	52,400	373,639
Industrial & Commercial Bank of China Ltd. Class H	1,346,000	715,317
†JD Health International, Inc.	93,900	696,265
JD.com, Inc. Class A	24,069	525,575
Jiangsu Hengrui Medicine Co. Ltd. Class A	92,840	578,418

LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Jinxin Fertility Group Ltd.	446,500	$300,442
†Kindstar Globalgene Technology, Inc.	474,000	120,454
Kingsoft Corp. Ltd.	148,400	729,522
Kweichow Moutai Co. Ltd. Class A	2,300	607,567
Lenovo Group Ltd.	116,000	125,676
LONGi Green Energy Technology Co. Ltd. Class A	55,000	323,636
†Meituan Class B	42,840	777,212
†Microport Cardioflow Medtech Corp.	1,283,000	378,954
Ming Yuan Cloud Group Holdings Ltd.	96,000	61,254
Ningbo Deye Technology Co. Ltd. Class A	8,600	323,728
Nongfu Spring Co. Ltd. Class H	17,000	98,019
PetroChina Co. Ltd. Class H	256,000	151,228
Pharmaron Beijing Co. Ltd. Class H	13,700	57,335
Ping An Insurance Group Co. of China Ltd. Class A	79,400	525,996
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	38,000	108,042
Shanghai Jinjiang International Hotels Co. Ltd. Class A	45,200	414,029
StarPower Semiconductor Ltd. Class A	14,500	580,302
Tencent Holdings Ltd.	130,700	6,387,217
Venustech Group, Inc. Class A	123,600	598,543
Want Want China Holdings Ltd.	66,000	42,464
†Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	96,770	366,625
Wuliangye Yibin Co. Ltd. Class A	20,700	591,407
Yifeng Pharmacy Chain Co.Ltd.Class A	28,060	236,582
Yonyou Network Technology Co. Ltd. Class A	197,630	724,634
Yum China Holdings, Inc.	5,750	360,107

		29,251,324

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
Denmark–0.20%
AP Moller - Maersk AS Class B	105	$190,860
Coloplast AS Class B	1,268	166,954
Novo Nordisk AS Class B	18,468	2,933,111
Novozymes AS Class B	13,720	702,507
Pandora AS	825	79,190

		4,072,622

Finland–0.03%
Elisa Oyj	2,140	129,066
Kesko Oyj Class B	4,493	96,561
Kone Oyj Class B	4,986	260,040
Wartsila OYJ Abp	6,303	59,483

		545,150

France–3.31%
†Accor SA	1,160	37,713
BNP Paribas SA	196,351	11,725,596
Bollore SE	19,395	119,893
Carrefour SA	8,804	177,996
Cie de Saint-Gobain	129,856	7,381,478
Danone SA	48,376	3,010,129
Dassault Systemes SE	8,954	369,362
EssilorLuxottica SA	28,464	5,132,707
Hermes International	1,952	3,953,299
Kering SA	14,136	9,222,716
La Francaise des Jeux SAEM	9,817	409,149
L’Oreal SA	3,148	1,406,661
LVMH Moet Hennessy Louis Vuitton SE	16,668	15,299,696
Remy Cointreau SA	660	120,175
Sanofi	28,496	3,091,209
Schneider Electric SE	2,226	372,017
SCOR SE	4,717	107,252
Societe Generale SA	11,957	269,407
Teleperformance	535	129,274
TotalEnergies SE	103,838	6,122,670
†Ubisoft Entertainment SA	11,879	316,613
†Unibail-Rodamco-Westfield	1,488	80,063

		68,855,075

Germany–2.46%
BASF SE	2,379	124,894
Bayer AG	65,568	4,188,589
Brenntag SE	5,243	394,568
†Commerzbank AG	126,677	1,333,685
Deutsche Telekom AG	366,636	8,884,431
Fresenius SE & Co. KGaA	7,003	189,104
Infineon Technologies AG	31,223	1,282,178

LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Mercedes-Benz Group AG	116,241	$8,939,253
Merck KGaA	209	38,965
SAP SE	91,122	11,506,017
SAP SE ADR	7,800	987,090
Scout24 SE	1,853	110,215
Siemens AG	71,629	11,604,177
Symrise AG	9,738	1,059,727
Telefonica Deutschland Holding AG	59,063	181,811
United Internet AG	11,264	194,169
Vonovia SE	12,018	226,357

		51,245,230

Greenland–0.01%
Ferguson PLC	1,963	259,531

		259,531

Hong Kong–0.36%
AIA Group Ltd.	551,400	5,782,728
ASMPT Ltd.	13,900	137,860
BOC Hong Kong Holdings Ltd.	39,500	122,974
China Construction Bank Corp. Class H	1,126,000	728,741
CK Asset Holdings Ltd.	9,500	57,595
Dongfeng Motor Group Co. Ltd. Class H	74,000	34,762
Hang Seng Bank Ltd.	7,400	105,193
MTR Corp. Ltd.	26,500	127,897
Orient Overseas International Ltd.	15,500	297,529
SITC International Holdings Co. Ltd.	73,000	156,889
†Super Hi International Holding Ltd.	15,200	38,184

		7,590,352

India–0.03%
Bajaj Auto Ltd.	3,422	161,876
HCL Technologies Ltd.	20,088	266,680
Indian Oil Corp. Ltd.	62,909	59,758
Infosys Ltd.	6,438	112,556
Vedanta Ltd.	26,029	87,195

		688,065

Ireland–0.09%
Kingspan Group PLC	10,835	742,471
Seagate Technology Holdings PLC	5,045	333,576
Trane Technologies PLC	3,858	709,795

		1,785,842

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel–0.28%
†Nice Ltd. Sponsored ADR	25,418	$5,817,926

		5,817,926

Italy–0.38%
CNH Industrial NV	34,959	534,914
Enel SpA	46,894	286,004
Ferrari NV	7,664	2,076,818
FinecoBank Banca Fineco SpA	14,993	229,709
Intesa Sanpaolo SpA	1,686,293	4,327,771
Snam SpA	50,339	266,899
UniCredit SpA	11,071	208,665

		7,930,780

Japan–2.08%
AGC, Inc.	900	33,553
Astellas Pharma, Inc.	53,900	765,774
BayCurrent Consulting, Inc.	3,000	124,554
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	87,429
CyberAgent, Inc.	26,300	222,835
FANUC Corp.	243,000	8,775,261
Food & Life Cos. Ltd.	2,800	73,068
Heiwa Corp.	2,500	49,600
†Hino Motors Ltd.	34,900	146,144
Honda Motor Co. Ltd.	12,400	327,994
Hoya Corp.	35,000	3,867,928
Ibiden Co. Ltd.	4,500	180,465
Japan Post Bank Co. Ltd.	41,800	341,400
Jeol Ltd.	9,800	316,767
Kamigumi Co. Ltd.	4,300	90,336
Kewpie Corp.	4,700	78,960
Keyence Corp.	19,313	9,465,462
Kobayashi Pharmaceutical Co. Ltd.	3,500	214,058
Kose Corp.	18,600	2,210,763
M3, Inc.	6,100	153,531
Mazda Motor Corp.	19,000	175,256
Mitsubishi Corp.	9,900	355,771
Mitsubishi Heavy Industries Ltd.	6,000	221,046
†Mitsubishi Motors Corp.	35,300	139,110
Mitsubishi UFJ Financial Group, Inc.	826,300	5,295,482
MS&AD Insurance Group Holdings, Inc.	6,500	201,441
Nihon M&A Center Holdings, Inc.	24,600	184,386

LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nissan Chemical Corp.	1,700	$77,209
Nisshin Seifun Group, Inc.	9,100	106,496
Nomura Research Institute Ltd.	15,600	364,848
Oracle Corp. Japan	800	57,777
Oriental Land Co. Ltd.	2,500	85,598
Recruit Holdings Co. Ltd.	5,755	158,315
Sega Sammy Holdings, Inc.	20,200	383,955
SG Holdings Co. Ltd.	2,500	37,070
Shin-Etsu Chemical Co. Ltd.	5,500	178,536
Shionogi & Co. Ltd.	6,900	311,228
Shiseido Co. Ltd.	5,000	234,416
SoftBank Corp.	16,000	184,701
Sony Group Corp.	2,900	264,142
Suzuken Co. Ltd.	1,300	32,837
Sysmex Corp.	73,800	4,843,607
Terumo Corp.	33,800	914,131
Tokyo Electron Ltd.	4,800	586,397
TOTO Ltd.	2,100	70,358
ZOZO, Inc.	12,800	292,761

		43,282,756

Jordan–0.00%
Hikma Pharmaceuticals PLC	3,617	74,971

		74,971

Mexico–0.09%
Fomento Economico Mexicano SAB de CV	38,097	362,682
Grupo Aeroportuario del Sureste SAB de CV Class B	6,019	184,111
Grupo Financiero Banorte SAB de CV Class O	25,735	216,677
Wal-Mart de Mexico SAB de CV	287,879	1,150,238

		1,913,708

Netherlands–1.52%
†Adyen NV	2,537	4,042,526
†Argenx SE	141	52,361
ASML Holding NV	21,442	14,611,607
ING Groep NV	1,006,426	11,951,646
Koninklijke Ahold Delhaize NV	10,301	351,935
Koninklijke Philips NV	9,420	173,016
Koninklijke Vopak NV	8,474	299,183

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
NXP Semiconductors NV	995	$185,543

		31,667,817

Norway–0.04%
Equinor ASA	31,046	882,588

		882,588

Peru–0.02%
Credicorp Ltd.	878	116,238
Southern Copper Corp.	2,527	192,684

		308,922

Poland–0.00%
Polski Koncern Naftowy
ORLEN SA	6,097	82,297

		82,297

Republic of Korea–0.47%
Amorepacific Corp.	16,481	1,739,502
Celltrion Healthcare Co. Ltd.	2,996	139,565
Fila Holdings Corp.	2,137	60,075
Hana Financial Group, Inc.	3,138	98,279
Hanwha Aerospace Co. Ltd.	3,766	286,873
KB Financial Group, Inc.	2,764	100,947
†Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,183	70,742
LG Chem Ltd.	1,546	849,053
†LG Energy Solution Ltd.	8,296	3,737,785
Samsung Electronics Co. Ltd.	18,281	904,013
Samsung Fire & Marine Insurance Co. Ltd.	971	153,488
Samsung SDI Co. Ltd.	2,299	1,305,921
SK Telecom Co. Ltd.	8,186	303,718

		9,749,961

Russia–0.00%
=†πLUKOIL PJSC	236	0
=†πMagnit PJSC	55	0
=†πMagnit PJSC GDR	1	0
=†πMMC Norilsk Nickel PJSC	28	0
=†πNovatek PJSC GDR	520	0

		0

Saudi Arabia–0.01%
Dr Sulaiman Al Habib Medical Services Group Co.	1,374	106,954

LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Saudi Telecom Co.	14,742	$157,680

		264,634

Singapore–0.06%
DBS Group Holdings Ltd.	16,700	415,191
Genting Singapore Ltd.	194,600	164,244
Keppel Corp. Ltd.	44,500	188,801
NETLINK NBN TRUST	77,900	50,406
Oversea-Chinese Banking Corp. Ltd.	14,000	130,505
†Sembcorp Marine Ltd.	95	9
Singapore Airlines Ltd.	30,600	131,992
Singapore Technologies Engineering Ltd.	59,600	164,070

		1,245,218

South Africa–0.02%
Anglo American Platinum Ltd.	2,518	135,170
Kumba Iron Ore Ltd.	9,889	250,034

		385,204

Spain–0.53%
†Aena SME SA	808	130,660
†Cellnex Telecom SA	265,793	10,336,060
Endesa SA	5,070	110,119
Industria de Diseno Textil SA	11,965	401,967

		10,978,806

Sweden–0.21%
Assa Abloy AB Class B	25,700	615,579
Epiroc AB Class A	47,518	943,233
Hexagon AB Class B	84,102	967,964
Industrivarden AB Class A	3,971	107,326
Nibe Industrier AB Class B	22,947	261,576
Swedbank AB Class A	24,001	394,687
Tele2 AB Class B	7,564	75,285
Telefonaktiebolaget LM Ericsson Class B	23,097	135,391
Telia Co. AB	264,525	671,698
=πVolta	1,948	203,993

		4,376,732

Switzerland–2.09%
Alcon, Inc.	64,761	4,597,221
Cie Financiere Richemont SA Class A	861	138,067
†Coca-Cola HBC AG	12,635	345,885
†Flughafen Zurich AG	958	175,521
Geberit AG	260	145,196

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Givaudan SA	119	$387,320
Glencore PLC	1,164,606	6,701,394
Kuehne & Nagel International AG	1,382	411,608
Lonza Group AG	3,999	2,407,396
Nestle SA	130,418	15,901,932
Novartis AG	14,059	1,290,876
Partners Group Holding AG	243	228,838
Roche Holding AG	11,071	3,163,455
Sonova Holding AG	1,002	295,578
STMicroelectronics NV	26,830	1,429,601
Swisscom AG	219	139,760
TE Connectivity Ltd.	42,311	5,549,088
VAT Group AG	336	121,391

		43,430,127

Taiwan–0.46%
Chunghwa Telecom Co. Ltd.	66,000	259,439
Far EasTone Telecommunications Co. Ltd.	58,000	143,341
MediaTek, Inc.	9,000	233,335
Nan Ya Printed Circuit Board Corp.	10,000	93,740
†Oneness Biotech Co. Ltd.	18,000	158,525
Taiwan Semiconductor Manufacturing Co. Ltd.	464,000	8,131,417
Unimicron Technology Corp.	51,000	248,741
Wiwynn Corp.	8,000	296,811

		9,565,349

United Arab Emirates–0.00%
=†NMC Health PLC	123,425	0

		0

United Kingdom–3.17%
Admiral Group PLC	5,546	139,265
†Alphawave IP Group PLC	210,861	306,410
Anglo American PLC	31,260	1,039,754
AstraZeneca PLC	41,796	5,791,014
AstraZeneca PLC ADR	55,266	3,836,013
Auto Trader Group PLC	142,373	1,085,977
BAE Systems PLC	391,317	4,733,418
BP PLC	78,407	495,573
BP PLC ADR	10,660	404,440
British American Tobacco PLC	8,872	311,002
Burberry Group PLC	10,341	331,117

LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Compass Group PLC	315,159	$7,920,431
Direct Line Insurance Group PLC	70,461	119,697
Dr Martens PLC	26,188	45,922
Experian PLC	9,590	315,777
†Genius Sports Ltd.	68,687	342,061
GSK PLC	20,422	360,843
Kingfisher PLC	60,016	194,002
Legal & General Group PLC	47,756	141,243
Lloyds Banking Group PLC	13,566,242	7,976,231
London Stock Exchange Group PLC	12,277	1,192,461
National Grid PLC	6,631	89,698
NatWest Group PLC	145,112	473,504
Rio Tinto PLC	7,080	480,575
Shell PLC	319,466	9,153,041
Shell PLC ADR	74,768	4,302,151
Spirax-Sarco Engineering PLC	12,309	1,807,241
Standard Chartered PLC	12,314	93,329
Unilever PLC	238,687	12,368,520
Willis Towers Watson PLC	1,054	244,928

		66,095,638

United States–32.35%
3M Co.	2,967	311,861
Abbott Laboratories	99,599	10,085,395
AbbVie, Inc.	33,777	5,383,040
Activision Blizzard, Inc.	40,302	3,449,448
†Adobe, Inc.	3,949	1,521,826
Advance Auto Parts, Inc.	2,199	267,420
†Advanced Micro Devices, Inc.	59,988	5,879,424
Agilent Technologies, Inc.	1,267	175,277
Air Products & Chemicals, Inc.	28,421	8,162,795
†Airbnb, Inc. Class A	1,859	231,260
†Akamai Technologies, Inc.	3,510	274,833
Albemarle Corp.	19,263	4,257,894
Alexandria Real Estate Equities, Inc.	569	71,461
Allegion PLC	8,179	872,945
Alliant Energy Corp.	3,802	203,027
Allstate Corp.	3,510	388,943
†Alphabet, Inc. Class C	267,994	27,871,376
Altria Group, Inc.	9,525	425,005
†Amazon.com, Inc.	214,538	22,159,630
American International Group, Inc.	5,181	260,915
American Tower Corp.	38,308	7,827,857

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
AmerisourceBergen Corp.	4,032	$645,564
Amgen, Inc.	3,411	824,609
†ANSYS, Inc.	6,580	2,189,824
APA Corp.	2,754	99,309
Apple, Inc.	195,570	32,249,493
Applied Materials, Inc.	40,143	4,930,765
†Aptiv PLC	31,537	3,538,136
Archer-Daniels-Midland Co.	152,415	12,141,379
AT&T, Inc.	10,169	195,753
†Atlas Energy Solutions, Inc. Class A	8,303	141,400
Automatic Data Processing, Inc.	1,544	343,741
†AutoZone, Inc.	323	793,982
Baker Hughes Co.	5,152	148,687
Ball Corp.	2,566	141,412
Bank of America Corp.	43,298	1,238,323
Baxter International, Inc.	5,047	204,706
†Berkshire Hathaway, Inc. Class B	2,313	714,185
†Booking Holdings, Inc.	725	1,922,997
†Boston Scientific Corp.	291,966	14,607,059
Broadcom, Inc.	283	181,556
Brown-Forman Corp. Class B	8,151	523,865
Bunge Ltd.	42,141	4,025,308
†Cadence Design Systems, Inc.	16,429	3,451,569
California Resources Corp.	10,669	410,756
Cardinal Health, Inc.	9,075	685,162
=πCaresyntax, Inc.	2,497	160,432
Carrier Global Corp.	9,775	447,206
CDW Corp.	1,186	231,140
†Centene Corp.	6,194	391,523
CF Industries Holdings, Inc.	83,276	6,036,677
Charles Schwab Corp.	121,404	6,359,142
†Charter Communications, Inc. Class A	10,300	3,683,383
Cheniere Energy, Inc.	1,756	276,746
Chesapeake Energy Corp.	7,110	540,644
Chevron Corp.	3,555	580,034
†Chipotle Mexican Grill, Inc.	656	1,120,638
Chubb Ltd.	50,221	9,751,914
Cigna Group	2,907	742,826
Cintas Corp.	664	307,220
Cisco Systems, Inc.	16,442	859,506
CME Group, Inc.	4,553	871,991

LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Coca-Cola Co.	10,639	$659,937
Colgate-Palmolive Co.	8,155	612,848
Comcast Corp. Class A	113,749	4,312,225
ConocoPhillips	36,476	3,618,784
Constellation Brands, Inc. Class A	4,042	913,047
†Copart, Inc.	7,632	574,003
Costco Wholesale Corp.	19,843	9,859,391
Coterra Energy, Inc.	10,987	269,621
†Crowdstrike Holdings, Inc. Class A	16,710	2,293,615
Crown Castle, Inc.	893	119,519
Crown Holdings, Inc.	2,073	171,458
=†πCrown PropTech Acquisitions	3,026	1,937
†Crown PropTech Acquisitions Class A	8,069	80,932
CVS Health Corp.	2,169	161,178
†Datadog, Inc. Class A	4,911	356,833
Deere & Co.	12,405	5,121,776
Dell Technologies, Inc. Class C	4,291	172,541
†Delta Air Lines, Inc.	42,934	1,499,255
Devon Energy Corp.	4,175	211,297
†Dexcom, Inc.	38,168	4,434,358
Domino’s Pizza, Inc.	5,187	1,711,036
Dow, Inc.	8,495	465,696
†Dynatrace, Inc.	5,623	237,853
eBay, Inc.	10,138	449,823
Ecolab, Inc.	897	148,480
Edison International	10,344	730,183
†Edwards Lifesciences Corp.	40,328	3,336,335
Element Solutions, Inc.	18,099	349,492
Eli Lilly & Co.	20,449	7,022,596
Energy Transfer LP	21,173	264,027
EOG Resources, Inc.	622	71,300
=πEpic Games, Inc.	3,175	2,192,814
EQT Corp.	148,494	4,738,444
Essex Property Trust, Inc.	484	101,224
Eversource Energy	10,335	808,817
†Expedia Group, Inc.	2,545	246,941
Extra Space Storage, Inc.	866	141,097
Exxon Mobil Corp.	5,390	591,067
†F5, Inc.	37,769	5,502,566
=πFanatics Holdings, Inc.	37,931	2,845,584
Fastenal Co.	7,273	392,306
Fidelity National Information Services, Inc.	11,004	597,847

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
First Republic Bank	1,959	$27,406
†First Solar, Inc.	812	176,610
†FleetCor Technologies, Inc.	2,043	430,767
†Floor & Decor Holdings, Inc. Class A	12,998	1,276,664
†Fortinet, Inc.	47,358	3,147,413
Fortive Corp.	153,444	10,460,277
Fox Corp. Class A	2,508	85,397
Freeport-McMoRan, Inc.	156,247	6,392,065
†Gartner, Inc.	1,116	363,559
Gen Digital, Inc.	25,128	431,196
†Generac Holdings, Inc.	1,019	110,062
General Motors Co.	28,479	1,044,610
Genuine Parts Co.	698	116,782
Gilead Sciences, Inc.	11,634	965,273
Global Payments, Inc.	2,703	284,464
Goldman Sachs Group, Inc.	2,018	660,108
=πGrand Rounds, Inc.	1,035,048	1,314,511
†Green Plains, Inc.	14,476	448,611
Halliburton Co.	35,010	1,107,716
Healthpeak Properties, Inc.	22,311	490,173
Hewlett Packard Enterprise Co.	43,849	698,515
Hilton Worldwide Holdings, Inc.	36,664	5,164,858
Honeywell International, Inc.	1,614	308,468
Humana, Inc.	20,271	9,840,760
†iHeartMedia, Inc. Class A	721	2,812
Illinois Tool Works, Inc.	468	113,935
†Informatica, Inc. Class A	30,742	504,169
Intel Corp.	6,557	214,217
Intercontinental Exchange, Inc.	3,619	377,425
Intuit, Inc.	6,274	2,797,137
†Intuitive Surgical, Inc.	21,902	5,595,304
=πJawbone, Inc.	32,637	0
Johnson & Johnson	52,734	8,173,770
Johnson Controls International PLC	4,264	256,778
JPMorgan Chase & Co.	28,824	3,756,055
Kellogg Co.	2,615	175,100
Keurig Dr Pepper, Inc.	3,889	137,204
Kimberly-Clark Corp.	2,014	270,319
Kinder Morgan, Inc.	18,580	325,336
KLA Corp.	8,254	3,294,749
Kroger Co.	5,057	249,664

LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Liberty Media Corp.-Liberty SiriusXM Class A	81,334	$2,284,672
†Liberty Media Corp.-Liberty SiriusXM Class C	96,435	2,699,216
Linde PLC	3,736	1,327,924
†Lions Gate Entertainment Corp. Class A	45,360	502,135
†Live Nation Entertainment, Inc.	1,806	126,420
Lockheed Martin Corp.	7,784	3,679,730
=πLookout, Inc.	24,449	62,834
Lowe’s Cos., Inc.	6,188	1,237,414
LPL Financial Holdings, Inc.	46,651	9,442,162
LyondellBasell Industries NV Class A	10,052	943,782
Marathon Oil Corp.	134,426	3,220,847
Marathon Petroleum Corp.	7,336	989,113
Marsh & McLennan Cos., Inc.	87,289	14,537,983
Masco Corp.	13,164	654,514
†Masimo Corp.	5,705	1,052,801
Mastercard, Inc. Class A	43,563	15,831,230
McDonald’s Corp.	23,841	6,666,182
McKesson Corp.	3,836	1,365,808
Merck & Co., Inc.	112,377	11,955,789
†Meta Platforms, Inc. Class A	1,978	419,217
MetLife, Inc.	4,115	238,423
†Mettler-Toledo International, Inc.	275	420,808
MGM Resorts International	16,807	746,567
Microchip Technology, Inc.	2,578	215,985
Micron Technology, Inc.	82,787	4,995,368
Microsoft Corp.	175,138	50,492,285
†Mirion Technologies, Inc.	27,263	232,826
Moody’s Corp.	1,163	355,901
Morgan Stanley	4,900	430,220
†Mr Cooper Group, Inc.	10,790	442,066
†Netflix, Inc.	341	117,809
Newmont Corp.	4,515	221,325
NextEra Energy, Inc.	147,131	11,340,857
NIKE, Inc. Class B	11,136	1,365,719
Northrop Grumman Corp.	23,676	10,931,683
NRG Energy, Inc.	3,347	114,769
Nucor Corp.	922	142,421

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
NVIDIA Corp.	20,720	$5,755,394
Omnicom Group, Inc.	965	91,038
†Opendoor Technologies, Inc.	55,264	97,265
Otis Worldwide Corp.	15,779	1,331,748
†Palo Alto Networks, Inc.	15,221	3,040,243
Park Hotels & Resorts, Inc.	13,228	163,498
†Paycom Software, Inc.	2,817	856,396
†Peloton Interactive, Inc. Class A	63,612	721,360
PepsiCo, Inc.	7,838	1,428,867
Pfizer, Inc.	44,052	1,797,322
Philip Morris International, Inc.	2,007	195,181
Phillips 66	5,837	591,755
Procter & Gamble Co.	1,688	250,989
Public Storage	3,252	982,559
Rockwell Automation, Inc.	9,826	2,883,440
†RXO, Inc.	5,821	114,324
S&P Global, Inc.	7,095	2,446,143
†Salesforce, Inc.	18,845	3,764,854
=πSalt Pay Co. Ltd.	331	242,467
†Sarcos Technology & Robotics Corp.	14,029	6,660
Schlumberger NV	40,809	2,003,722
Sealed Air Corp.	10,045	461,166
Sempra Energy	84,837	12,823,961
†ServiceNow, Inc.	728	338,316
Sirius XM Holdings, Inc.	16,644	66,077
=πSnorkel AI, Inc.	4,461	31,762
†Snowflake, Inc. Class A	688	106,152
Starbucks Corp.	53,898	5,612,399
†Symbotic, Inc.	3,348	76,468
Synchrony Financial	6,285	182,768
†Synopsys, Inc.	404	156,045
Tapestry, Inc.	10,277	443,041
†Tesla, Inc.	28,461	5,904,519
Texas Instruments, Inc.	2,658	494,415
Thermo Fisher Scientific, Inc.	20,996	12,101,465
TJX Cos., Inc.	58,095	4,552,324
TransDigm Group, Inc.	1,529	1,126,949
†Transocean Ltd.	93,020	591,607
Travelers Cos., Inc.	3,799	651,187
Truist Financial Corp.	6,650	226,765
U.S. Bancorp	2,556	92,144
Union Pacific Corp.	5,411	1,089,018
†United Airlines Holdings, Inc.	6,553	289,970
United Parcel Service, Inc. Class B	45,540	8,834,305

LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
United Rentals, Inc.	1,659	$656,566
UnitedHealth Group, Inc.	41,579	19,649,820
Valero Energy Corp.	57,098	7,970,881
†VeriSign, Inc.	12,397	2,619,858
Verisk Analytics, Inc.	9,901	1,899,606
Vertiv Holdings Co.	98,206	1,405,328
VF Corp.	22,328	511,534
Visa, Inc. Class A	15,142	3,413,915
Vulcan Materials Co.	24,436	4,192,240
Walgreens Boots Alliance, Inc.	18,595	643,015
Walmart, Inc.	32,140	4,739,043
†Walt Disney Co.	98,350	9,847,785
†Waters Corp.	168	52,018
Wells Fargo & Co.	118,679	4,436,221
West Pharmaceutical Services, Inc.	696	241,143
Whirlpool Corp.	3,734	492,963
†Workday, Inc. Class A	2,274	469,672
Yum! Brands, Inc.	1,109	146,477
Zions Bancorp NA	1,476	44,177
Zoetis, Inc.	19,021	3,165,855
†Zscaler, Inc.	12,475	1,457,454

		673,650,940

Total Common Stock (Cost $992,227,680)		1,108,747,616

ΔCONVERTIBLE PREFERRED STOCKS–0.82%
Germany–0.14%
†Dr. Ing. h.c. F. Porsche AG	22,255	2,856,410

		2,856,410

United States–0.68%
2020 Cash Mandatory Exchangeable Trust	3,998	4,658,670
Aptiv PLC	14,270	1,751,500
Boston Scientific Corp.	9,418	1,139,955
=†πDatabricks, Inc. Series F	60,501	3,298,515
=†πDatabricks, Inc. Series G	16,533	901,379
=πGM Cruise Holdings LLC Class G	27,806	418,758
=πLookout, Inc. Series F	285,629	1,271,049
Wells Fargo & Co. Series L	617	725,746

		14,165,572

Total Convertible Preferred Stocks (Cost $17,220,777)		17,021,982

	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS–1.02%
Germany–0.01%
Volkswagen AG 21.22%	1,374	$187,513

		187,513

United States–1.01%
=†π10x Future Technologies Holdng	46,779	485,098
=†πBreeze Aviation Group, Inc. Series B	1,998	603,196
=†πBytedance Ltd. Series E	23,481	3,713,869
•Citigroup Capital XIII 11.17% (LIBOR03M + 6.37%) 10/30/40	66,462	1,896,826
=†πDream Finders Homes, Inc.	2,409	2,177,134
=†πExo Imaging, Inc. Series C	103,568	291,026
=†πFarmers Business Network, Inc. Series F	20,968	977,319
=†πFarmers Business Network, Inc. Series G	3,171	147,800
=†πJumpcloud, Inc. Series E-1	491,634	1,509,316
=†πJumpcloud, Inc. Series F	32,336	99,272
=†πLesson Nine GmbH Series B	53,911	698,147
=†πLoadsmart, Inc. Series C	96,249	1,351,336
=†πLoadsmart, Inc. Series D	8,526	119,705
=†πMntn Digital Series D	20,836	201,901
=†πMythic AL, Inc. Series C	68,525	1
=πNeon Pagamentos SA	3,076	1,563,592
=†πNoodle Partners, Inc. Series C	69,413	369,277
=†πPsiQuantum Corp. Series D	14,776	354,328
=†πRelativity Space, Inc. Series E	29,214	483,492
=†πSambaNova Systems, Inc. Series C	16,831	1,068,600
=†πSambaNova Systems, Inc. Series D	5,355	339,989
=†πSnorkel AI, Inc. Series C	15,980	113,778
=†πUrsa Major Technologies, Inc.	102,993	682,844
=†πVerge Genomics Series B	108,057	567,299
=†πZero Mass Water, Inc. Series C-1	43,479	1,324,370

		21,139,515

Total Preferred Stocks (Cost $24,824,553)		21,327,028

LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔWARRANTS–0.00%
Brazil–0.00%
†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	$3,842

		3,842

Cayman Islands–0.00%
†Hedosophia European Growth exp 5/13/27 exercise price EUR 11.5000	28,345	615

		615

Israel–0.00%
†Innovid Corp. exp 11/30/26 exercise price USD 11.5000	4,887	544

		544

Republic of Korea–0.00%
†Cano Health, Inc. exp 6/03/26 exercise price USD 11.5000	29,130	4,661

		4,661

Switzerland–0.00%
†Cie Financiere Richemont SA exp 11/22/23 exercise price CHF 67.0000	527	662

		662

United States–0.00%
†Crown PropTech Acquisitions exp 12/31/27 exercise price USD 11.5000	12,103	1,210
†Embark Technology, Inc. exp 11/10/26 exercise price USD 230.0000	7,993	150
†EVgo, Inc. exp 9/15/25 exercise price USD 11.5000	16,129	17,419
†Hippo Holdings, Inc. exp 7/30/26 exercise price USD 287.5000	12,653	706
†Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	1,204
†Lightning eMotors, Inc. exp 5/18/25 exercise price USD 11.5000	22,028	562

	Number of Shares	Value (U.S. $)
ΔWARRANTS (continued)
United States (continued)
†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	$888
†Sarcos Technology & Robotics Corp. exp 9/24/26 exercise price USD 11.5000	44,727	4,871
=†Volta, Inc. exp 8/26/26 exercise price USD 11.5000	16,616	3,573

		30,583

Total Warrants (Cost $267,128)		40,907

	Principal Amount°
ΔCONVERTIBLE BONDS–0.07%
India–0.00%
‡REI Agro Ltd. 5.50%, excercise price $5.5000 11/13/14	599,000	4,966

		4,966

United States–0.07%
Alliant Energy Corp. 3.88%, excercise price $3.8750 3/15/26	300,000	310,026
Lightning eMotors, Inc. 7.50%, excercise price $7.5000 5/15/24	253,000	139,150
Stem, Inc. 0.50%, excercise price $0.5000 12/1/28	73,000	41,241
Western Digital Corp. 1.50%, excercise price $1.5000 2/1/24	970,000	935,080

		1,425,497

Total Convertible Bonds (Cost $1,512,599)		1,430,463

ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Freddie Mac STACR REMIC Trust 2022-DNA1 7.96% (SOFR30A + 3.40%) 1/25/42	138,145	125,600

Total Agency Collateralized Mortgage Obligations (Cost $119,872)		125,600

LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.03%
United States–0.03%
•Fannie Mae-Aces Series 2018-M13 A2 3.74% 9/25/30		65,701	$63,947
*◆•Freddie Mac Multifamily Structured Pass Through Certificates
X1 0.80% 5/25/29		6,376,874	237,131
X1 1.04% 10/25/30		1,720,831	102,112
XFX 1.36% 12/25/29		940,146	65,026
X1 1.42% 7/25/30		277,993	21,881
X1 1.52% 1/25/30		1,287,599	106,157
X1 1.58% 4/25/30		546,707	47,033
X1 1.70% 4/25/30		279,072	25,239

Total Agency Commercial Mortgage-Backed Securities (Cost $718,041)			668,526

AGENCY MORTGAGE-BACKED SECURITIES–6.14%
United States–6.14%
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/53		3,988,013	3,578,283
3.00% 5/1/53		6,800,000	6,107,740
3.50% 5/1/53		59,000,992	54,859,398
4.50% 4/1/53		64,626,800	63,321,068

Total Agency Mortgage-Backed Securities (Cost $126,205,850)			127,866,489

ΔCORPORATE BONDS–5.91%
Australia–0.38%
=πOceana Australian Fixed Income Trust
10.00% 8/31/23	AUD	442,180	295,221
10.25% 8/31/25	AUD	820,556	565,641
=@Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	207,223
=@Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	6,870,789

			7,938,874

Belgium–0.03%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26		417,000	409,291
Anheuser-Busch InBev S.A. 4.00% 9/24/25	GBP	100,000	121,471
µKBC Group 1.25% 9/21/27	GBP	100,000	106,368

			637,130

Brazil–0.04%
Atento Luxco 1 SA 8.00% 2/10/26		200,000	60,000

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS (continued)
Brazil (continued)
Braskem Netherlands Finance BV 7.25% 2/13/33		200,000	$192,100
BRF SA 4.88% 1/24/30		200,000	164,874
Klabin Austria GmbH 3.20% 1/12/31		200,000	165,000
MC Brazil Downstream Trading Sarl 7.25% 6/30/31		192,980	151,683
Suzano Austria GmbH 3.13% 1/15/32		200,000	163,653

			897,310

Canada–0.05%
First Quantum Minerals Ltd. 6.88% 10/15/27		490,000	472,375
Garda World Security Corp. 7.75% 2/15/28		89,000	87,719
Nutrien Ltd. 4.90% 3/27/28		190,000	189,944
Rogers Communications, Inc. 3.80% 3/15/32		229,000	205,516
Toronto-Dominion Bank 2.88% 4/5/27	GBP	100,000	112,495

			1,068,049

Chile–0.01%
Kenbourne Invest SA 6.88% 11/26/24		200,000	152,260

			152,260

China–0.00%
Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	23,339
‡ 11.75% 4/17/22		204,000	20,444
‡Yuzhou Group Holdings Co. Ltd. 8.50% 2/26/24		213,000	19,048

			62,831

Colombia–0.08%
AI Candelaria Spain SA 7.50% 12/15/28		235,417	214,818
Ecopetrol SA
4.13% 1/16/25		252,000	245,159
4.63% 11/2/31		200,000	153,894
5.88% 5/28/45		124,000	86,087
8.88% 1/13/33		196,000	198,401
Grupo Aval Ltd. 4.38% 2/4/30		326,000	252,177
Millicom International Cellular SA 5.13% 1/15/28		180,000	160,808
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29		200,000	157,723

LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS (continued)
Colombia (continued)
SURA Asset Management SA 4.88% 4/17/24		239,000	$234,220

			1,703,287

Costa Rica–0.01%
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31		200,000	187,950

			187,950

Dominican Republic–0.01%
Aeropuertos Dominicanos Siglo XXI SA 6.75% 3/30/29		200,000	196,000

			196,000

France–0.05%
BNP Paribas S.A.
1.88% 12/14/27	GBP	100,000	105,251
3.38% 1/23/26	GBP	100,000	116,834
Faurecia SE 2.75% 2/15/27 .	EUR	717,000	690,169
Societe Generale S.A. 1.88% 10/3/24	GBP	100,000	116,862
TotalEnergies Capital International S.A. 1.66% 7/22/26	GBP	100,000	112,549

			1,141,665

Germany–0.22%
Adler Pelzer Holding GmbH 4.13% 4/1/24	EUR	1,350,000	1,226,895
•APCOA Parking Holdings GmbH 7.29% (EURIBOR03M + 5.00%) 1/15/27	EUR	926,000	981,651
Deutsche Telekom International Finance BV 2.49% 9/19/23		235,000	232,433
Douglas GmbH 6.00% 4/8/26	EUR	744,000	708,430
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	1,372,000	1,342,860

			4,492,269

Hong Kong–0.02%
µAIA Group Ltd. 2.70% 4/7/26		238,000	205,608
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	170,537

			376,145

India–0.01%
Indian Railway Finance Corp. Ltd. 3.25% 2/13/30		207,000	179,947

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS (continued)
India (continued)
Vedanta Resources Finance II PLC 8.95% 3/11/25		200,000	$123,485

			303,432

Indonesia–0.02%
Freeport Indonesia PT 4.76% 4/14/27		246,000	239,337
Pertamina Persero PT 3.65% 7/30/29		256,000	236,800

			476,137

Israel–0.07%
µBank Leumi Le-Israel BM 7.13% 7/18/33		200,000	193,700
Leviathan Bond Ltd. 5.75% 6/30/23		102,000	101,692
Teva Pharmaceutical Finance Netherlands II BV
7.38% 9/15/29	EUR	557,000	611,617
7.88% 9/15/31	EUR	406,000	453,551

			1,360,560

Italy–0.27%
Castor SpA
6.00% 2/15/29	EUR	279,000	267,981
•8.21% (EURIBOR03M + 5.25%) 2/15/29	EUR	890,000	920,068
Fiber Bidco Spa
•9.02% (EURIBOR03M + 6.00%) 10/25/27	EUR	355,000	386,923
11.00% 10/25/27	EUR	539,000	626,925
•Forno d’Asolo SpA 8.52% (EURIBOR03M + 5.50%) 4/30/27	EUR	1,595,000	1,504,906
Marcolin SpA 6.13% 11/15/26	EUR	1,019,000	927,183
Shiba Bidco SpA 4.50% 10/31/28	EUR	1,022,000	893,614

			5,527,600

Japan–0.03%
Rakuten Group, Inc. 10.25% 11/30/24		205,000	194,750
Takeda Pharmaceutical Co. Ltd. 5.00% 11/26/28		498,000	503,366

			698,116

Kuwait–0.02%
Equate Petrochemical BV
2.63% 4/28/28		200,000	175,986
4.25% 11/3/26		200,000	193,772

			369,758

LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg–0.17%
EIG Pearl Holdings Sarl 3.55% 8/31/36		206,000	$175,978
Herens Midco Sarl 5.25% 5/15/29	EUR	1,189,000	854,919
INEOS Finance PLC
3.38% 3/31/26	EUR	337,000	341,647
6.63% 5/15/28	EUR	435,000	475,774
6.75% 5/15/28		913,000	881,502
Sani/Ikos Financial Holdings 1 Sarl 5.63% 12/15/26	EUR	787,000	788,635

			3,518,455

Mexico–0.11%
Alpek SAB de CV 3.25% 2/25/31		206,000	166,563
µBanco Mercantil del Norte SA 5.88% 1/24/27		200,000	170,000
Braskem Idesa SAPI 6.99% 2/20/32		200,000	150,947
Comision Federal de Electricidad 4.88% 1/15/24		243,000	239,857
FEL Energy VI Sarl 5.75% 12/1/40		184,790	152,452
µGrupo Bimbo SAB de CV 5.95% 4/17/23		205,000	204,827
Mexico City Airport Trust 5.50% 7/31/47		211,000	162,501
Petroleos Mexicanos
5.95% 1/28/31		276,000	211,223
6.50% 3/13/27		230,000	209,051
6.70% 2/16/32		318,000	253,132
8.75% 6/2/29		247,000	229,762
Trust Fibra Uno 4.87% 1/15/30		200,000	169,618

			2,319,933

Morocco–0.01%
Vivo Energy Investments BV 5.13% 9/24/27		200,000	182,400

			182,400

Netherlands–0.07%
µBraskem Netherlands Finance BV 8.50% 1/23/81		200,000	199,200
µCooperatieve Rabobank UA 1.88% 7/12/28	GBP	100,000	107,098
ING Groep 3.00% 2/18/26	GBP	100,000	115,549
Minejesa Capital BV 4.63% 8/10/30		204,000	179,232
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40% 5/1/30		229,000	205,915
5.00% 1/15/33		419,000	410,820

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS (continued)
Netherlands (continued)
Volkswagen Financial Services
1.88% 12/3/24	GBP	100,000	$116,267
4.25% 10/9/25	GBP	100,000	119,782

			1,453,863

Nigeria–0.01%
IHS Holding Ltd. 6.25% 11/29/28		200,000	160,200

			160,200

Panama–0.01%
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61		200,000	154,939

			154,939

Republic of Korea–0.03%
µHanwha Life Insurance Co. Ltd. 3.38% 2/4/32		200,000	177,380
SK Hynix, Inc.
2.38% 1/19/31		200,000	149,761
6.38% 1/17/28		400,000	402,294

			729,435

Singapore–0.02%
BOC Aviation Ltd. 3.50% 9/18/27		222,000	207,577
Puma International Financing SA 5.13% 10/6/24		200,000	190,000

			397,577

South Africa–0.01%
Sasol Financing USA LLC 6.50% 9/27/28		200,000	186,892

			186,892

Spain–0.03%
µBanco Santander S.A. 3.13% 10/6/26	GBP	400,000	458,204
Telefonica Emisiones S.A. 5.38% 2/2/26	GBP	200,000	247,533

			705,737

Sweden–0.10%
µSwedbank AB 1.38% 12/8/27	GBP	100,000	106,015
Verisure Holding AB
3.25% 2/15/27	EUR	424,000	406,948
3.88% 7/15/26	EUR	236,000	236,849
7.13% 2/1/28	EUR	234,000	253,329
9.25% 10/15/27	EUR	459,000	533,282

LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS (continued)
Sweden (continued)
Verisure Midholding AB 5.25% 2/15/29	EUR	584,000	$525,704

			2,062,127

Switzerland–0.17%
Credit Suisse AG
2.95% 4/9/25		440,000	408,338
3.70% 2/21/25		558,000	529,294
5.00% 7/9/27		436,000	419,650
7.95% 1/9/25		401,000	407,620
µUBS Group AG 1.01% 7/30/24		1,835,000	1,798,511

			3,563,413

Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	181,942

			181,942

United Arab Emirates–0.02%
µDP World Salaam 6.00% 10/1/25		200,000	198,525
MAF Global Securities Ltd. 4.75% 5/7/24		210,000	207,535

			406,060

United Kingdom–0.66%
Astrazeneca Finance LLC 1.20% 5/28/26		226,000	205,808
AstraZeneca PLC 0.70% 4/8/26		801,000	720,849
Barclays PLC
3.00% 5/8/26	GBP	100,000	113,409
3.25% 2/12/27	GBP	100,000	112,054
BCP V Modular Services Finance II PLC 6.13% 11/30/28	GBP	1,278,000	1,340,059
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	1,704,000	1,468,507
BG Energy Capital 5.13% 12/1/25	GBP	200,000	248,568
Boparan Finance PLC 7.63% 11/30/25	GBP	744,000	590,970
Connect Finco SARL/Connect U.S. Finco LLC 6.75% 10/1/26		1,017,000	955,980
Deuce Finco Plc 5.50% 6/15/27	GBP	2,283,000	2,342,745
µHSBC Holdings PLC 1.75% 7/24/27	GBP	100,000	107,963
Informa PLC 3.13% 7/5/26	GBP	100,000	114,433
Inspired Entertainment Financing PLC 7.88% 6/1/26	GBP	734,000	857,925

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Kane Bidco Ltd.
5.00% 2/15/27	EUR	673,000	$672,819
6.50% 2/15/27	GBP	808,000	887,050
Lloyds Banking Group 2.25% 10/16/24	GBP	200,000	234,439
Marks & Spencer PLC 3.75% 5/19/26	GBP	827,000	919,290
µNatWest Group PLC
2.88% 9/19/26	GBP	100,000	114,804
3.13% 3/28/27	GBP	100,000	113,731
Santander UK Group Holdings 3.63% 1/14/26	GBP	100,000	116,438
Virgin Media Secured Finance PLC 5.00% 4/15/27	GBP	1,372,000	1,582,486

			13,820,327

United States–3.15%
Affinity Interactive 6.88% 12/15/27		168,000	149,859
Alexandria Real Estate Equities, Inc. 1.88% 2/1/33		403,000	301,892
Allegiant Travel Co.
7.25% 8/15/27		252,000	250,866
8.50% 2/5/24		1,273,000	1,273,000
American Tower Corp.
2.10% 6/15/30		229,000	187,099
2.70% 4/15/31		751,000	629,818
Amgen, Inc.
2.00% 1/15/32		229,000	186,418
2.30% 2/25/31		226,000	190,201
3.35% 2/22/32		692,000	624,533
5.15% 3/2/28		1,000,000	1,021,021
5.50% 12/7/26	GBP	100,000	124,844
Amkor Technology, Inc. 6.63% 9/15/27		135,000	135,016
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/30		681,000	642,061
Aptiv PLC/Aptiv Corp. 3.25% 3/1/32		229,000	199,439
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.00% 9/1/28	EUR	1,372,000	1,225,465
AT&T, Inc.
1.70% 3/25/26		336,000	309,120
2.90% 12/4/26	GBP	200,000	228,681
5.50% 3/15/27	GBP	100,000	124,116
Autodesk, Inc. 3.50% 6/15/27		429,000	410,454
AvalonBay Communities, Inc. 5.00% 2/15/33		306,000	310,419

LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
µBank of America Corp.
1.90% 7/23/31		110,000	$88,214
1.92% 10/24/31		326,000	260,013
2.50% 2/13/31		513,000	434,475
2.57% 10/20/32		258,000	210,867
2.59% 4/29/31		359,000	304,023
2.69% 4/22/32		579,000	483,189
Becton Dickinson & Co. 3.70% 6/6/27		523,000	505,300
Broadcom, Inc.
2.45% 2/15/31		266,000	217,779
3.42% 4/15/33		915,000	765,589
4.15% 11/15/30		226,000	209,595
4.30% 11/15/32		621,000	572,153
Carrols Restaurant Group, Inc. 5.88% 7/1/29		290,000	233,450
CDI Escrow Issuer, Inc. 5.75% 4/1/30		232,000	224,075
Cheever Escrow Issuer LLC 7.13% 10/1/27		280,000	262,920
Citigroup, Inc.
1.75% 10/23/26	GBP	200,000	218,528
µ 2.56% 5/1/32		302,000	250,556
µ 2.57% 6/3/31		457,000	385,575
µ 2.67% 1/29/31		419,000	357,620
µ 3.98% 3/20/30		113,000	105,309
Cloud Software Group Holdings, Inc. 6.50% 3/31/29		295,000	260,958
Crown Castle, Inc. 4.00% 3/1/27		322,000	311,934
CVS Health Corp.
1.75% 8/21/30		608,000	494,271
2.13% 9/15/31		455,000	371,950
3.25% 8/15/29		446,000	407,881
3.75% 4/1/30		226,000	211,422
Dell International LLC/EMC Corp. 5.25% 2/1/28		408,000	412,818
Earthstone Energy Holdings LLC 8.00% 4/15/27		900,000	873,295
Edison International 6.95% 11/15/29		226,000	244,489
Elevance Health, Inc. 3.65% 12/1/27		581,000	561,441
Energy Transfer LP 4.20% 9/15/23		217,000	216,205
EQM Midstream Partners LP
7.50% 6/1/27		90,000	90,358
7.50% 6/1/30		45,000	43,594
Equinix, Inc.
1.55% 3/15/28		480,000	406,572
2.90% 11/18/26		331,000	307,812

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
=πFreed Co. Ltd. 10.00% 12/2/23		1,063,263	$1,039,339
Freedom Mortgage Corp.
8.13% 11/15/24		521,000	501,462
8.25% 4/15/25		226,000	208,767
Frontier Communications Holdings LLC
5.00% 5/1/28		71,000	61,611
5.88% 10/15/27		796,000	723,644
8.63% 3/15/31		835,000	817,632
8.75% 5/15/30		976,000	972,106
Frontier Florida LLC 6.86% 2/1/28		844,000	753,426
Frontier North, Inc. 6.73% 2/15/28		444,000	397,380
Full House Resorts, Inc. 8.25% 2/15/28		36,000	32,760
GCI LLC 4.75% 10/15/28		146,000	125,959
Gen Digital, Inc.
6.75% 9/30/27		280,000	281,456
7.13% 9/30/30		582,000	579,090
General Motors Financial Co., Inc. 2.70% 6/10/31		930,000	745,024
Gilead Sciences, Inc. 2.95% 3/1/27		549,000	522,369
Goldman Sachs Group, Inc.
µ 1.99% 1/27/32		457,000	365,063
µ 2.38% 7/21/32		381,000	309,328
µ 2.62% 4/22/32		339,000	282,384
7.25% 4/10/28	GBP	100,000	132,995
GoTo Group, Inc. 5.50% 9/1/27		506,000	258,933
HCA, Inc.
3.50% 9/1/30		587,000	522,835
5.88% 2/15/26		305,000	309,516
Healthpeak OP LLC 5.25% 12/15/32		135,000	135,394
=Homes By West Bay LLC 9.50% 4/30/27		1,433,000	1,307,612
Humana, Inc. 0.65% 8/3/23		218,000	214,915
µJPMorgan Chase & Co.
0.99% 4/28/26	GBP	200,000	225,145
1.76% 11/19/31		457,000	362,703
2.74% 10/15/30		339,000	295,937
3.70% 5/6/30		109,000	101,325
Kinetik Holdings LP 5.88% 6/15/30		17,000	16,362
Kraft Heinz Foods Co. 6.75% 3/15/32		60,000	67,102
Lions Gate Capital Holdings LLC 5.50% 4/15/29		743,000	488,522
Lowe’s Cos., Inc.
2.63% 4/1/31		229,000	195,726

LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Lowe’s Cos., Inc. (continued)
3.75% 4/1/32	672,000	$620,491
4.80% 4/1/26	215,000	216,227
5.00% 4/15/33	425,000	425,120
Marvell Technology, Inc. 4.20% 6/22/23	135,000	134,424
Mauser Packaging Solutions Holding Co. 7.88% 8/15/26	1,919,000	1,919,000
Maxar Technologies, Inc. 7.75% 6/15/27	519,000	542,323
Medline Borrower LP 3.88% 4/1/29	167,000	144,872
Medtronic Global Holdings SCA 4.25% 3/30/28	555,000	554,116
Microchip Technology, Inc. 0.97% 2/15/24	500,000	479,999
µMorgan Stanley
2.24% 7/21/32	122,000	97,888
2.70% 1/22/31	46,000	39,615
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	410,000	315,054
5.50% 8/15/28	473,000	405,597
6.00% 1/15/27	59,000	53,542
New Home Co., Inc. 7.25% 10/15/25	225,000	208,109
Newmont Corp. 2.60% 7/15/32	339,000	283,738
ONEOK Partners LP 4.90% 3/15/25	1,007,000	1,000,444
Oracle Corp.
2.30% 3/25/28	576,000	515,476
2.88% 3/25/31	815,000	697,397
2.95% 4/1/30	360,000	317,863
4.65% 5/6/30	93,000	90,556
Pacific Gas & Electric Co.
3.25% 2/16/24	19,000	18,607
3.85% 11/15/23	445,000	438,504
5.45% 6/15/27	49,000	48,485
6.15% 1/15/33	385,000	395,154
µParamount Global 6.38% 3/30/62	454,000	359,795
Pitney Bowes, Inc. 6.88% 3/15/27	1,398,000	1,107,174
Playtika Holding Corp. 4.25% 3/15/29	209,000	173,992
Prologis LP 2.25% 1/15/32	139,000	114,328
Rand Parent LLC 8.50% 2/15/30	1,387,000	1,303,780
Regal Rexnord Corp. 6.05% 2/15/26	525,000	527,301
Republic Services, Inc. 4.88% 4/1/29	210,000	212,272
Sabre Global, Inc. 7.38% 9/1/25	280,000	250,179

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Sabre Global, Inc. (continued)
9.25% 4/15/25		949,000	$893,958
11.25% 12/15/27		376,000	350,372
Seagate HDD Cayman 9.63% 12/1/32		560,000	627,574
Service Properties Trust
4.35% 10/1/24		78,000	74,608
4.50% 3/15/25		235,000	215,936
7.50% 9/15/25		378,000	372,991
Skyworks Solutions, Inc. 0.90% 6/1/23		155,000	153,698
=π^Sonder Corp. 0.00% 1/19/27		1,363,396	1,227,056
Southern California Edison Co.
1.10% 4/1/24		212,000	203,780
5.95% 11/1/32		286,000	309,809
Spirit AeroSystems, Inc. 7.50% 4/15/25		70,000	70,000
Sprint LLC 7.88% 9/15/23		785,000	790,804
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29		242,500	240,654
Steel Dynamics, Inc. 5.00% 12/15/26		46,000	45,922
Tap Rock Resources LLC 7.00% 10/1/26		1,015,000	889,199
•Texas Capital Bank NA 9.66% (LIBOR03M + 4.50%) 9/30/24		822,000	797,420
T-Mobile USA, Inc.
2.70% 3/15/32		530,000	446,447
3.50% 4/15/31		342,000	307,516
3.88% 4/15/30		113,000	106,029
Topaz Solar Farms LLC 5.75% 9/30/39		578,508	547,685
Transocean Titan Financing Ltd. 8.38% 2/1/28		158,000	162,593
Transocean, Inc. 8.75% 2/15/30		169,000	172,380
Union Pacific Corp. 3.00% 4/15/27		426,000	406,408
UnitedHealth Group, Inc.
4.25% 1/15/29		1,433,000	1,422,422
5.35% 2/15/33		914,000	971,392
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50% 2/15/28		563,000	546,110
•USB Capital IX 5.81% (LIBOR03M + 1.02%) 5/1/23		411,000	315,648
Verizon Communications, Inc.
1.13% 11/3/28	GBP	100,000	100,551
2.55% 3/21/31		1,460,000	1,243,761
3.15% 3/22/30		678,000	617,596

LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Vertiv Group 4.13% 11/15/28		410,000	$361,766
Viasat, Inc. 5.63% 4/15/27		592,000	555,888
VICI Properties LP/VICI Note Co., Inc. 5.63% 5/1/24		90,000	89,213
Vistra Operations Co. LLC
5.13% 5/13/25		295,000	287,485
5.63% 2/15/27		1,041,000	1,010,150
VMware, Inc. 2.20% 8/15/31		229,000	181,301
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50% 3/1/25		59,000	57,894
Xerox Holdings Corp. 5.00% 8/15/25		1,225,000	1,155,757

			65,523,569

Zambia–0.01%
First Quantum Minerals Ltd. 7.50% 4/1/25		200,000	199,836

			199,836

Total Corporate Bonds (Cost $132,245,620)			123,156,078

ΔLOAN AGREEMENTS–2.31%
Australia–0.02%
=πOafit A Note Upsize
8.00% 1/21/24	AUD	122,271	80,506
8.00% 3/28/26	AUD	654,710	430,551

			511,057

Belgium–0.03%
•Apollo Finco 7.60% (EURIBOR03M + 4.85%) 10/1/28	EUR	936,811	690,861

			690,861

Canada–0.15%
•KDC/ONE Development Corp., Inc. 7.91% (EURIBOR01M + 5.00%) 12/22/25	EUR	2,678,526	2,854,027
•Kronos Acquisition Holdings, Inc. 11.02% (SOFRTE03M + 6.00%) 12/22/26		190,053	183,401

			3,037,428

France–0.15%
•Babilou Group 6.13% (EURIBOR03M + 4.00%) 11/17/27	EUR	3,065,234	3,212,651

			3,212,651

	Principal Amount°		Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Germany–0.06%
•Iris BidCo GmbH 7.49% (EURIBOR03M + 5.00%) 6/29/28	EUR	1,309,000	$1,213,511

			1,213,511

Jersey–0.05%
=π•Vita Global FinCo Ltd.
9.44% (EURIBOR06M + 7.00%) 7/6/27	EUR	630,751	637,055
10.93% (SONIA + 7.00%) 7/6/27	GBP	378,450	435,343

			1,072,398

Netherlands–0.32%
=π•Cypher Bidco 6.61% (EURIBOR06M + 4.50%) 12/30/28	EUR	1,485,170	1,493,893
•Median BV 7.75% (EURIBOR06M + 5.00%) 10/14/27	EUR	868,038	809,301
•Ziggo BV 6.10% (EURIBOR06M + 3.00%) 1/31/29	EUR	4,186,717	4,268,065

			6,571,259

Sweden–0.05%
•OptiGroup AB B1 8.23% (EURIBOR03M + 5.25%) 3/16/29	EUR	990,000	1,009,912

			1,009,912

United Kingdom–0.13%
=π•Mercia A-1 6.33% (SONIA + 2.40%) 4/9/26	GBP	1,422,404	1,737,919
=π•Mercia A-2 6.33% (SONIA + 2.40%) 4/9/26	GBP	689,509	842,454
=π•Mercia B-1 6.33% (SONIA + 2.40%) 4/9/26	GBP	80,087	97,852

			2,678,225

United States–1.35%
•Aimbridge Acquisition Co., Inc. 9.53% (LIBOR01M + 4.75%) 2/2/26		1,049,380	999,534
•Altar Bidco, Inc.
7.99% (SOFRTE01M + 3.50%) 2/1/29		23,770	22,517
10.49% (SOFR CME01M + 5.60%) 2/1/30		1,078,005	943,254
•American Auto Auction Group LLC 9.80% (SOFRTE03M + 5.00%) 12/30/27		320,998	276,701

LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Avaya, Inc. 14.83% (SOFR CME01M + 10.00%) 12/15/27		46,564	$11,175
•City Brewing Co. LLC 8.33% (LIBOR03M + 3.50%) 4/5/28		262,495	105,373
CML ST Regis Aspen
=πX0.00% 2/9/27		109,971	105,646
=π• 7.36% (LIBOR03M + 4.46%) 2/9/27		25,083	24,096
=π• 7.70% (LIBOR01M + 4.80%) 2/9/27		1,065,432	1,023,531
=π•CML Trigrams 7.06% (LIBOR01M + 2.25%) 9/15/24		1,916,074	1,899,457
•Davis-Standard LLC 10.48% (LIBOR03M + 5.75%) 12/10/28		547,327	527,256
•Digital Room Holdings, Inc. 10.09% (LIBOR01M + 5.25%) 12/21/28		359,075	319,128
•DirecTV Financing LLC 9.84% (LIBOR01M + 5.00%) 8/2/27		546,743	525,060
•Dun & Bradstreet Corp. 8.10% (LIBOR01M + 3.25%) 2/6/26		144,525	144,103
•ECL Entertainment LLC 12.42% (LIBOR01M + 7.50%) 5/1/28		877,915	869,689
•Emerald Technologies Acquisitionco, Inc. 11.09% (SOFRTE01M + 6.25%) 12/29/27		433,390	407,386
=π•Galaxy Universal LLC 10.98% (LIBOR03M + 5.75%) 11/12/26		1,350,703	1,300,052
•GoTo Group, Inc. 9.59% (LIBOR01M + 4.75%) 8/31/27		1,231,814	696,998
=π•Green Plains Operating Co. LLC 10.51% (LIBOR03M + 8.00%) 7/20/26		1,001,518	995,309
•Hilton Domestic Operating Co., Inc. 6.64% (SOFR CME01M + 1.75%) 6/22/26		2,022,069	2,018,692
•Hydrofarm Holdings LLC 10.33% (LIBOR01M + 5.50%) 9/27/28		267,884	233,059
∞Indy U.S. Bidco LLC 0.00% 3/6/28	EUR	3,218,000	3,167,103
•Informatica LLC 7.60% (LIBOR01M + 2.75%) 10/27/28		1,596	1,581

	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•J&J Ventures Gaming LLC 9.16% (LIBOR03M + 4.00%) 4/26/28	407,399	$393,311
•Jack Ohio Finance LLC 9.59% (LIBOR01M + 4.75%) 10/4/28	207,824	198,992
•LBM Acquisition LLC 8.96% (LIBOR06M + 3.75%) 12/17/27	2,267	2,129
=π•Luxembourg Life Fund
13.98% (LIBOR03M + 9.25%) 5/27/26	1,050,159	1,039,657
14.41% (LIBOR03M + 9.25%) 4/1/23	809,093	809,093
•Maverick Gaming LLC 12.45% (LIBOR03M + 7.50%) 9/3/26	344,659	232,069
•Naked Juice LLC 11.00% (SOFRTE03M + 6.00%) 1/24/30	53,053	39,569
=πOpenDoor 10.00% 2/28/26	1,413,778	1,333,193
π•OVG Business Services LLC 11.10% (LIBOR01M + 6.25%) 10/13/28	703,176	682,081
π•Profrac Services LLC 12.09% (SOFRTE03M + 7.25%) 3/4/25	381,300	377,010
•Redstone Holdco 2 LP
9.57% (LIBOR03M + 4.75%) 4/27/28	1,020,131	796,977
12.56% (LIBOR03M + 7.75%) 4/27/29	742,791	414,373
•Roper Industrial Products Investment Co. LLC 9.40% (SOFR CME03M + 4.50%) 11/22/29	1,068,000	1,058,463
•SCIH Salt Holdings, Inc. 8.83% (LIBOR03M + 4.00%) 3/16/27	790,098	769,216
Sheraton Austin
=πX0.00% 6/1/26	342,613	330,415
=π• 8.24% (LIBOR03M + 4.76%) 6/1/26	1,000,154	964,545
•Signal Parent, Inc. 8.34% (LIBOR01M + 3.50%) 4/3/28	421,046	277,364
Starwood Property Trust, Inc.
=πX0.00% 6/9/26	59,753	57,558
=π• 5.42% (LIBOR03M + 2.87%) 6/9/26	5,493	5,291
=π• 5.50% (LIBOR03M + 2.39%) 6/9/26	1,300,024	1,252,245
=π• 7.84% (LIBOR03M + 4.79%) 6/9/26	8,430	8,120

LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
Starwood Property Trust, Inc. (continued)
=π• 7.91% (LIBOR03M + 4.86%) 6/9/26	8,918	$8,590
=π• 8.21% (LIBOR03M + 5.16%) 6/9/26	9,376	9,032
=π• 10.07% (LIBOR03M + 4.72%) 6/9/26	15,051	14,498
=π• 10.07% (LIBOR03M + 4.72%) 6/9/26	8,477	8,165
•Vaco Holdings LLC 10.05% (SOFR CME03M + 5.00%) 1/21/29	430,659	422,046

		28,120,702

Total Loan Agreements (Cost $50,287,253)		48,118,004

ΔNON-AGENCY ASSET-BACKED SECURITIES–0.73%
Cayman Islands–0.11%
•Arbor Realty Commercial Real Estate Notes 6.68% (TSFR01M + 1.85%) 5/15/37	898,000	882,288
•Gracie Point International Funding 7.06% (LIBOR01M + 2.40%) 11/1/23	222,000	221,694
•Greystone CRE Notes Ltd. 5.96% (TSFR01M + 1.13%) 7/15/39	361,500	352,585
•Gulf Stream Meridian 1 Ltd. 6.16% (LIBOR03M + 1.37%) 4/15/33	388,191	386,257
•MF1 Ltd. 5.81% (LIBOR01M + 1.10%) 7/16/36	216,116	209,563
•Voya CLO Ltd. 5.85% (LIBOR03M + 1.04%) 4/20/34	150,000	145,896

		2,198,283

United States–0.62%
•AccessLex Institute 5.26% (LIBOR03M + 0.30%) 5/25/36	200,340	193,384
•FS Rialto Issuer LLC 7.27% (TSFR01M + 2.58%) 8/17/37	951,843	954,934
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48	614,231	484,180
Mariner Finance Issuance Trust 2.19% 8/21/34	676,000	646,950
Navient Private Education Refi Loan Trust
2.61% 4/15/60	323,000	301,790
3.48% 4/15/60	811,000	725,349

	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
Navient Private Education Refi Loan Trust (continued)
4.00% 4/15/60	276,000	$250,507
•5.76% (PRIME minus 1.99%) 4/15/60	1,223,714	1,123,325
Nelnet Student Loan Trust
3.57% 4/20/62	690,108	576,765
4.93% 4/20/62	655,600	557,853
Oportun Issuance Trust
1.47% 5/8/31	783,000	706,879
1.96% 5/8/31	100,000	87,351
Pagaya AI Debt Selection Trust 3.00% 1/25/29	658,027	628,036
Progress Residential Trust 3.44% 5/17/26	300,515	264,965
•Ready Capital Mortgage Financing LLC 7.36% (TSFR01M + 2.55%) 10/25/39	1,367,556	1,367,555
=Regional Management Issuance Trust 3.88% 10/17/33	1,711,000	1,486,517
•SLM Private Education Loan Trust 9.43% (LIBOR01M + 4.75%) 10/15/41	507,442	551,388
SMB Private Education Loan Trust
2.30% 1/15/53	211,400	188,674
2.99% 1/15/53	1,591,668	1,390,905
3.00% 1/15/53	100,000	87,644
3.86% 1/15/53	464,148	425,090

		13,000,041

Total Non-Agency Asset-Backed Securities (Cost $15,728,210)		15,198,324

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.52%
United States–0.52%
•Ajax Mortgage Loan Trust
1.74% 12/25/60	1,448,679	1,185,738
2.69% 12/25/60	208,229	145,366
3.73% 12/25/60	137,618	90,138
CSMC Lion 3.95% 2/15/27	802,080	734,240
•J.P. Morgan Mortgage Trust
2.50% 12/25/51	4,425,157	3,587,662
2.50% 2/25/52	1,743,769	1,511,085
2.50% 2/25/52	672,085	472,107
=Mcm Trust 3.00% 8/25/28	697,027	668,318
=πMCM Trust 3.00% 8/25/28	400,776	263,241
=^TVC DSCR 0.00% 2/1/51	1,891,504	1,760,654

LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
=π^TVC DSCR 21-1 0.00% 2/1/51	472,941	$412,547

Total Non-Agency Collateralized Mortgage Obligations (Cost $11,771,774)		10,831,096

ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED
SECURITIES–2.12%
Bermuda–0.02%
•RIAL Issuer Ltd. 6.99% (TSFR01M + 2.25%) 1/19/37	570,000	557,839

		557,839

Cayman Islands–0.04%
•MF1 Trust 8.20% (TSFR01M + 3.37%) 12/15/34	852,297	772,369

		772,369

United States–2.06%
•1211 Avenue of the Americas Trust 4.14% 8/10/35	508,000	416,145
•Alen Mortgage Trust 7.78% (LIBOR01M + 3.10%) 4/15/34	576,000	445,783
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	125,700
•BAMLL Commercial Mortgage Securities Trust 5.54% (LIBOR01M + 0.85%) 9/15/34	270,894	264,805
BANK 3.54% 11/15/54	84,029	77,952
•Bayview Commercial Asset Trust
5.36% (LIBOR01M + 0.51%) 10/25/36	14,179	13,188
5.55% (LIBOR01M + 1.05%) 11/25/35	12,389	11,299
•BBCMS Mortgage Trust
5.96% (LIBOR01M + 1.12%) 3/15/37	188,000	152,999
7.31% (LIBOR01M + 2.63%) 8/15/36	225,000	220,785
•Beast Mortgage Trust
A 5.43% (LIBOR01M + 0.75%) 4/15/36	216,000	205,367
5.78% (LIBOR01M + 1.10%) 4/15/36	515,000	488,107
6.03% (LIBOR01M + 1.35%) 4/15/36	637,000	592,917
6.28% (LIBOR01M + 1.60%) 4/15/36	782,000	719,803
6.78% (LIBOR01M + 2.10%) 4/15/36	511,000	467,547

	Principal Amount°	Value (U.S. $)

ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Beast Mortgage Trust (continued)
7.58% (LIBOR01M + 2.90%) 4/15/36	487,000	$450,486
8.48% (LIBOR01M + 3.80%) 4/15/36	550,000	514,693
9.59% (LIBOR01M + 4.90%) 4/15/36	394,000	370,216
Benchmark Mortgage Trust
*• 1.27% 2/15/54	6,188,390	398,824
2.58% 4/15/54	180,000	147,980
•BHMS Mortgage Trust
5.93% (LIBOR01M + 1.25%) 7/15/35	697,744	674,862
6.58% (LIBOR01M + 1.90%) 7/15/35	287,769	273,687
•BOCA Commercial Mortgage Trust 6.60% (TSFR01M + 1.77%) 5/15/39	259,856	253,004
BWAY Mortgage Trust 3.63% 3/10/33	487,544	437,307
BX Commercial Mortgage Trust
2.84% 3/9/44	100,708	81,889
• 5.37% (LIBOR01M + 0.69%) 10/15/38	302,109	289,449
• 5.85% (TSFR01M + 1.02%) 2/15/33	1,388,665	1,346,047
• A 5.86% (TSFR01M + 1.03%) 10/15/36	254,866	252,002
• 6.93% (LIBOR01M + 2.24%) 10/15/38	1,502,243	1,398,108
• 7.09% (TSFR01M + 2.26%) 2/15/33	814,304	789,755
• 7.24% (TSFR01M + 2.41%) 10/15/36	948,439	912,922
• 7.49% (LIBOR01M + 2.80%) 5/15/38	1,127,000	1,014,260
• 7.49% (LIBOR01M + 2.80%) 6/15/38	972,852	893,496
• 7.59% (TSFR01M + 2.76%) 10/15/36	1,297,065	1,238,731
• 8.19% (TSFR01M + 3.36%) 10/15/37	70,000	65,149
• 9.19% (TSFR01M + 4.36%) 2/15/33	537,575	521,711
•BX Trust
3.94% 12/9/41	317,000	261,035
3.94% 12/9/41	1,319,000	1,036,535
6.93% (LIBOR01M + 2.24%) 10/15/36	907,059	816,294
7.19% (TSFR01M + 2.36%) 1/15/34	322,063	301,128
7.94% (TSFR01M + 3.11%) 1/15/34	495,183	455,051

LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•CAMB Commercial Mortgage Trust 6.83% (LIBOR01M + 2.15%) 12/15/37	260,151	$251,044
•CD Mortgage Trust 3.91% 11/13/50	33,602	28,963
Citigroup Commercial Mortgage Trust 4.41% 11/10/51	77,100	73,844
•Cold Storage Trust 5.58% (LIBOR01M + 0.90%) 11/15/37	658,604	641,727
COMM Mortgage Trust 3.53% 12/10/47	145,486	139,865
•Credit Suisse Mortgage Capital Certificates
5.91% (LIBOR01M + 1.23%) 5/15/36	100,749	99,239
6.11% (LIBOR01M + 1.43%) 5/15/36	235,414	231,298
6.28% (LIBOR01M + 1.60%) 5/15/36	666,342	651,361
6.83% (LIBOR01M + 2.15%) 5/15/36	621,454	598,389
7.33% (LIBOR01M + 2.65%) 5/15/36	880,809	856,604
CSAIL Commercial Mortgage Trust
2.56% 3/15/53	1,373,995	1,136,147
• 4.64% 11/15/48	68,170	60,865
CSMC Trust
2.26% 8/15/37	450,146	404,590
• 9.55% (LIBOR01M + 4.86%) 10/15/37	126,000	115,634
•DBGS Mortgage Trust
5.98% (LIBOR01M + 1.30%) 5/15/35	229,024	222,442
6.68% (LIBOR01M + 2.00%) 5/15/35	760,411	726,480
•DBWF Mortgage Trust
6.21% (LIBOR01M + 1.45%) 12/19/30	261,192	254,988
6.61% (LIBOR01M + 1.85%) 12/19/30	228,110	221,836
•ELP Commercial Mortgage Trust 7.35% (LIBOR01M + 2.67%) 11/15/38	649,641	590,117
•Extended Stay America Trust
6.94% (LIBOR01M + 2.25%) 7/15/38	1,359,836	1,295,209
7.54% (LIBOR01M + 2.85%) 7/15/38	946,906	894,802
•GS Mortgage Securities Corp. Trust
A 5.63% (LIBOR01M + 0.95%) 10/15/36	163,892	154,947
5.84% (LIBOR01M + 1.15%) 5/15/26	209,172	192,537

	Principal	Value
	Amount°	(U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•GS Mortgage Securities Corp. Trust (continued)
A 7.02% (TSFR01M + 2.19%) 8/15/39	148,848	$146,924
7.62% (LIBOR01M + 2.94%) 11/15/36	1,257,875	1,154,553
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	411,063
Independence Plaza Trust 3.91% 7/10/35	242,000	226,381
JP Morgan Chase Commercial Mortgage Securities Trust
• 3.45% 1/5/39	310,000	243,948
4.03% 3/10/52	167,000	151,125
• 7.01% (TSFR01M + 2.18%) 9/15/39	194,000	192,787
• 7.13% (LIBOR01M + 2.45%) 4/15/38	835,000	776,533
• 7.63% (LIBOR01M + 2.95%) 4/15/38	364,000	338,828
•KKR Industrial Portfolio Trust 5.49% (TSFR01M + 0.66%) 12/15/37	208,199	201,303
•Life Mortgage Trust 7.29% (TSFR01M + 2.46%) 3/15/38	513,916	476,005
•Med Trust
A 5.64% (LIBOR01M + 0.95%) 11/15/38	174,482	167,060
8.69% (LIBOR01M + 4.00%) 11/15/38	1,613,662	1,493,745
9.94% (LIBOR01M + 5.25%) 11/15/38	1,729,546	1,574,246
•MHC Commercial Mortgage Trust
6.79% (LIBOR01M + 2.10%) 4/15/38	1,272,296	1,192,752
7.29% (LIBOR01M + 2.60%) 4/15/38	256,281	238,336
•MHP Trust 7.43% (LIBOR01M + 2.75%) 7/15/38	387,313	354,735
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	131,000	124,150
• 4.33% 5/15/48	75,473	68,014
Morgan Stanley Capital I Trust
2.70% 2/15/53	110,000	93,359
• 4.28% 7/11/40	234,000	211,774
•PKHL Commercial Mortgage Trust 8.04% (LIBOR01M + 3.35%) 7/15/38	218,752	198,527
•SREIT Trust
A 5.42% (LIBOR01M + 0.73%) 11/15/38	177,006	169,533
7.30% (LIBOR01M + 2.62%) 11/15/36	420,754	389,176

LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•SREIT Trust (continued)
7.31% (LIBOR01M + 2.62%) 11/15/38		967,617	$877,445
•Starwood Trust 6.61% (LIBOR01M + 1.92%) 7/15/36		322,426	295,813
UBS Commercial Mortgage Trust 2.92% 10/15/52		137,681	117,739
•VNDO Trust 3.90% 1/10/35		267,100	223,846
Wells Fargo Commercial Mortgage Trust
*• 1.53% 4/15/54		2,817,172	231,881
*• 1.82% 7/15/53		3,420,340	337,101
• 3.75% 6/15/36		269,000	238,949
• 3.87% 5/15/48		383,992	360,145
• 3.90% 7/15/50		48,308	39,415
• 4.19% 11/15/50		352,708	298,366

			42,855,503

Total Non-Agency Commercial Mortgage-Backed Securities (Cost $46,284,290)			44,185,711

ΔSOVEREIGN BONDS–6.43%
Argentina–0.14%
Argentina Government International Bonds
f 0.50% 7/9/30		3,813,572	1,104,713
1.00% 7/9/29		397,080	111,099
f 1.50% 7/9/35		4,657,374	1,210,595
f 3.88% 1/9/38		572,678	179,005
f 3.88% 1/9/38		998,945	311,385

			2,916,797

Bahrain–0.01%
Bahrain Government International Bonds 5.45% 9/16/32		200,000	178,252

			178,252

Brazil–0.63%
^Brazil Letras do Tesouro Nacional 0.00% 7/1/24	BRL	53,746,000	9,171,957
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	6,260,000	1,190,033
Brazil Notas do Tesouro Nacional 10.00% 1/1/25	BRL	14,164,000	2,778,211

			13,140,201

Canada–0.47%
Canada Government Bonds 0.25% 3/1/26	CAD	14,378,000	9,730,624

			9,730,624

	Principal		Value
	Amount°		(U.S. $)
ΔSOVEREIGN BONDS (continued)
Chile–0.01%
Chile Government International Bonds 4.34% 3/7/42		252,000	$222,380

			222,380

Colombia–0.22%
Colombia Government International Bonds
3.13% 4/15/31		506,000	385,473
3.88% 4/25/27		201,000	182,218
4.50% 1/28/26		396,000	379,294
8.00% 4/20/33		234,000	239,671
Colombia TES
5.75% 11/3/27	COP	3,083,600,000	535,300
7.00% 3/26/31	COP	5,165,700,000	850,528
7.00% 6/30/32	COP	12,971,800,000	2,056,634

			4,629,118

Czech Republic–0.32%
Czech Republic Government Bonds
1.20% 3/13/31	CZK	47,760,000	1,697,430
5.00% 9/30/30	CZK	83,360,000	3,909,926
5.50% 12/12/28	CZK	22,290,000	1,064,033

			6,671,389

Dominican Republic–0.05%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	228,674
4.88% 9/23/32		300,000	254,365
5.50% 2/22/29		200,000	188,115
5.95% 1/25/27		230,000	226,254
6.88% 1/29/26		200,000	202,790

			1,100,198

Egypt–0.01%
Egypt Government International Bonds 8.50% 1/31/47		220,000	127,190

			127,190

Guatemala–0.04%
Guatemala Government Bonds
3.70% 10/7/33		200,000	166,781
4.50% 5/3/26		200,000	195,374
5.25% 8/10/29		200,000	194,693
5.25% 8/10/29		200,000	194,693

			751,541

Hungary–0.01%
Hungary Government International Bonds
5.25% 6/16/29		244,000	237,200

LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)
ΔSOVEREIGN BONDS (continued)
Hungary (continued)
Hungary Government International Bonds (continued)
5.38% 3/25/24		42,000	$42,006

			279,206

Indonesia–0.31%
Indonesia Government International Bonds 4.65% 9/20/32		440,000	437,991
Indonesia Treasury Bonds
7.13% 6/15/38	IDR 56,225,000,000		3,798,379
8.25% 5/15/36	IDR 28,462,000,000		2,095,002
Perusahaan Penerbit SBSN Indonesia III 4.40% 6/6/27		200,000	198,733

			6,530,105

Ivory Coast–0.02%
Ivory Coast Government International Bonds 6.38% 3/3/28		429,000	410,767

			410,767

Mexico–0.63%
Mexican Bonos 7.75% 5/29/31	MXN	141,593,500	7,369,619
Mexico Bonos
7.50% 5/26/33	MXN	62,732,700	3,173,293
8.50% 5/31/29	MXN	34,712,200	1,895,244
Mexico Government International Bonds
2.66% 5/24/31		350,000	292,093
3.75% 1/11/28		226,000	216,560
4.88% 5/19/33		200,000	191,327

			13,138,136

Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	204,346

			204,346

Nigeria–0.01%
Nigeria Government International Bonds
7.63% 11/28/47		223,000	141,371
8.38% 3/24/29		200,000	164,500

			305,871

Oman–0.02%
Oman Government International Bonds
6.50% 3/8/47		230,000	211,312
6.75% 1/17/48		200,000	188,758

			400,070

Panama–0.04%
Panama Government International Bonds
3.16% 1/23/30		200,000	175,339

	Principal		Value
	Amount°		(U.S. $)
ΔSOVEREIGN BONDS (continued)
Panama (continued)
Panama Government International Bonds (continued)
3.88% 3/17/28		449,000	$429,853
6.40% 2/14/35		338,000	352,005

			957,197

Paraguay–0.03%
Paraguay Government International Bonds
4.95% 4/28/31		200,000	193,722
5.40% 3/30/50		200,000	172,195
5.60% 3/13/48		200,000	177,294

			543,211

Peru–0.04%
Corp. Financiera de Desarrollo SA 4.75% 7/15/25		245,000	236,277
Peruvian Government International Bonds
1.86% 12/1/32		432,000	326,379
2.78% 1/23/31		227,000	193,749

			756,405

Philippines–0.01%
Philippines Government International Bonds 6.38% 1/15/32		133,000	147,915

			147,915

Poland–0.01%
Republic of Poland Government International Bonds
4.88% 10/4/33		97,000	96,554
5.50% 4/4/53		147,000	148,764

			245,318

Romania–0.04%
Romania Government International Bonds
2.12% 7/16/31	EUR	141,000	110,927
2.50% 2/8/30	EUR	266,000	230,782
2.88% 3/11/29	EUR	252,000	232,781
5.25% 11/25/27		242,000	237,765

			812,255

Saudi Arabia–0.04%
Saudi Government International Bonds
2.25% 2/2/33		211,000	173,163
4.50% 4/17/30		283,000	282,293
4.75% 1/18/28		200,000	202,272
5.00% 1/18/53		214,000	198,880

			856,608

LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)
ΔSOVEREIGN BONDS (continued)
Senegal–0.01%
Senegal Government International Bonds 6.25% 5/23/33		200,000	$159,340

			159,340

South Africa–0.30%
Republic of South Africa Government Bonds
8.00% 1/31/30	ZAR	26,043,749	1,331,515
8.25% 3/31/32	ZAR	17,367,890	850,398
8.75% 1/31/44	ZAR	11,782,369	512,488
9.00% 1/31/40	ZAR	65,848,993	3,005,273
Republic of South Africa Government International Bonds
5.00% 10/12/46		300,000	207,114
5.88% 4/20/32		200,000	181,508
South Africa Government International Bonds 4.85% 9/30/29		200,000	179,280

			6,267,576

Spain–2.98%
Spain Government Bonds
2.55% 10/31/32	EUR	27,837,000	28,423,154
2.90% 10/31/46	EUR	2,535,000	2,402,257
3.15% 4/30/33	EUR	24,189,000	25,826,357
3.45% 7/30/66	EUR	2,502,000	2,478,677
3.90% 7/30/39	EUR	2,609,000	2,900,250

			62,030,695

Ukraine–0.01%
**†πUkraine Government International Bonds
7.25% 3/15/35		338,000	57,460
7.75% 9/1/25		200,000	39,500
7.75% 9/1/26		290,000	52,678

			149,638

Uruguay–0.01%
Uruguay Government International Bonds 5.75% 10/28/34		251,000	274,585

			274,585

Total Sovereign Bonds (Cost $135,800,822)			133,936,934

U.S. TREASURY OBLIGATIONS–5.00%
U.S. Treasury Bonds
2.38% 2/15/42		3,129,100	2,516,236
3.25% 5/15/42		7,972,800	7,355,220
3.38% 8/15/42		4,030,400	3,784,168
4.00% 11/15/52		6,117,500	6,492,197

	Principal	Value
	Amount°	(U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/27	5,610,106	$5,343,334
0.50% 4/15/24	18,714,688	18,412,767
0.63% 1/15/24	32,556,428	32,279,614
0.63% 7/15/32	9,038,220	8,632,383
U.S. Treasury Notes
0.75% 12/31/23	4,355,000	4,227,582
4.00% 12/15/25	14,898,000	14,956,195

Total U.S. Treasury Obligations (Cost $104,072,835)		103,999,696

	Number of
	Shares
EXCHANGE-TRADED FUNDS–2.04%
Health Care Select Sector SPDR® Fund	4,457	577,003
Industrial Select Sector SPDR® Fund	12,712	1,286,200
Invesco DB Agriculture Fund	9,100	185,913
Invesco QQQ Trust Series 1 ETF	32,700	10,494,411
iShares Biotechnology ETF	2,106	272,011
iShares China Large-Cap ETF	7,779	229,714
iShares iBoxx $ Investment Grade Corporate Bond ETF	74,941	8,214,283
iShares iBoxx High Yield Corporate Bond ETF	39,386	2,975,612
iShares JP Morgan USD Emerging Markets Bond ETF	30,790	2,656,561
iShares Latin America 40 ETF	39,605	945,372
iShares MSCI Brazil ETF	44,366	1,214,741
iShares MSCI China ETF	16,664	831,367
iShares MSCI Emerging Markets ETF	5,642	222,633
KraneShares CSI China Internet ETF	101,413	3,163,072
SPDR® S&P 500 ETF Trust	6,100	2,497,279
SPDR® Bloomberg Barclays High Yield Bond ETF	7,760	720,283
SPDR® Gold Shares	25,597	4,689,883
United States Oil Fund LP	9,405	624,868

LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS (continued)
VanEck Semiconductor ETF	2,932	$771,673

Total Exchange-Traded Funds (Cost $40,526,576)		42,572,879

MONEY MARKET FUND–12.75%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.70%)	265,532,828	265,532,828

Total Money Market Fund (Cost $265,532,828)		265,532,828

	Principal Amount°
SHORT-TERM INVESTMENTS–5.70%
DISCOUNTED COMMERCIAL PAPER–2.48%
3M Co. 5.63% 9/7/23	2,275,000	2,223,635
AT&T, Inc.
5.67% 12/19/23	2,808,000	2,691,809
5.73% 12/19/23	765,000	733,345
5.76% 12/19/23	765,000	733,345
5.76% 12/20/23	765,000	733,231
6.01% 2/21/24	5,928,000	5,622,639
6.07% 1/23/24	4,682,000	4,461,829
Bayer Corp. 6.16% 9/1/23	4,682,000	4,565,274
Citibank N.A. 5.00% 9/21/23	3,240,000	3,232,704
Enel Finance America LLC 5.34% 9/6/23	880,000	855,366
General Motors Financial Co., Inc.
4.99% 4/4/23	600,000	599,760
4.99% 4/5/23	600,000	599,680
5.66% 8/10/23	1,220,000	1,193,142
5.81% 4/13/23	750,000	748,600
5.81% 10/10/23	1,555,000	1,505,331
5.85% 6/8/23	756,000	747,548
HSBC USA, Inc. 5.70% 11/20/23	805,000	777,226
Johnson & Johnson 5.23% 8/14/23	2,266,000	2,223,352
Mercedes-Benz Finance North America LLC 5.66% 5/3/23	6,746,000	6,712,720
Societe Generale SA 5.78% 3/6/24	1,705,000	1,618,206
UnitedHealth Group, Inc. 5.38% 6/1/23	9,103,000	9,020,223

		51,598,965

		Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
SOVEREIGN BONDS–3.22%
^Japan Treasury Discount Bills
0.00% 4/4/23	JPY	697,250,000	$5,251,375
0.00% 4/17/23	JPY	3,461,700,000	26,073,522
0.00% 6/5/23	JPY	4,744,750,000	35,749,582

			67,074,479

Total Short-Term Investments (Cost $117,960,562)			118,673,444

		Notional Amount
OPTIONS PURCHASED–0.71%
Over-The-Counter–0.27%
Call Swaptions–0.12%
10 yr Constant Maturity Swap Receive 0.07%, expiration date 9/27/23, notional amount $135,033,393 GSI		135,033,393	171,210
10 yr Constant Maturity Swap Receive 2.80%, expiration date 9/22/23, notional amount $3,473,624 MSC		3,473,624	53,759
10 yr Constant Maturity Swap Receive 2.81%, expiration date 9/21/23, notional amount $8,107,636 MSC		8,107,636	127,241
10 yr Constant Maturity Swap Receive 2.82%, expiration date 11/7/23, notional amount $5,217,938 GSI		5,217,938	99,650
10 yr Constant Maturity Swap Receive 2.85%, expiration date 8/7/23, notional amount $11,032,583 GSI		11,032,583	147,942
10 yr Constant Maturity Swap Receive 2.85%, expiration date 11/14/23, notional amount $4,038,938 CITI		4,038,938	199,480
10 yr Constant Maturity Swap Receive 2.90%, expiration date 10/30/23, notional amount $12,576,416 JPMC		12,576,416	266,014

LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
10 yr Constant Maturity Swap Receive 3.05%, expiration date 10/24/23, notional amount $12,576,417 CITI	12,576,417	$329,876
2 yr Constant Maturity Swap Receive 3.10%, expiration date 8/22/23, notional amount $32,575,459 GSI	32,575,459	254,414
2 yr Constant Maturity Swap Receive 3.25%, expiration date 9/5/23, notional amount $64,225,428 GSI	64,225,428	804,759

		2,454,345

Put Swaptions–0.13%
1 yr Constant Maturity Swap Pay 1.00%, expiration date 5/2/23, notional amount EUR76,731,282 GSI	76,731,282	2,106,400
1 yr Constant Maturity Swap Pay 2.47%, expiration date 4/3/23, notional amount GBP18,065,380 GSI	18,065,380	443,835
10 yr Constant Maturity Swap Pay 4.40%, expiration date 10/30/23, notional amount $12,576,416 JPMC	12,576,416	40,902
10 yr Constant Maturity Swap Pay 4.55%, expiration date 10/24/23, notional amount $12,576,417 CITI	12,576,417	30,023
10 yr Constant Maturity Swap Pay 4.82%, expiration date 11/7/23, notional amount $5,217,938 GSI	5,217,938	8,996
10 yr Constant Maturity Swap Receive 3.80%, expiration date 4/3/23, notional amount $10,814,776 JPMC	10,814,776	0
CDX.NA.HY.S39.V1, expiration date 4/19/23, notional amount $1,546,300 BNP	1,645,000	511

	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Swaptions (continued)
CDX.NA.HY.S39.V1, expiration date 4/19/23, notional amount $1,551,000 MSC	1,650,000	$513
CDX.NA.HY.S39.V1, expiration date 6/21/23, notional amount $1,038,700 DB	1,105,000	5,259
CDX.NA.HY.S39.V1, expiration date 4/19/23, notional amount $1,639,300 BCLY	1,690,000	1,966
CDX.NA.HY.S39.V1, expiration date 4/19/23, notional amount $1,697,850 BCLY	1,715,000	5,443
CDX.NA.HY.S40.V1, expiration date 5/17/23, notional amount $1,610,250 BCLY	1,695,000	5,559

		2,649,407

	Number of Contracts

Call Options–0.00%
BNP Paribas Emissions-und Handelsgesellschaft mbH Strike price EUR11.5, expiration date 5/19/23, notional amount EUR947,600 GSI	82,400	17,774
=EUR vs USD, up and out, barrier price EUR 1.1, Strike price EUR1.09, expiration date 6/27/23, notional amount EUR4,767,451 HSBC	4,373,808	19,566
TOPIX Banks Index Strike price JPY218.8725, expiration date 7/14/23, notional amount JPY93,144,694 BNP	425,566	9,873
TOPIX Banks Index Strike price JPY226.71, expiration date 7/14/23, notional amount JPY160,735,803 GSI	708,993	11,358
TOPIX Banks Index Strike price JPY227.5958, expiration date 7/14/23, notional amount JPY64,636,069 JPMC	283,995	4,363

LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of Contracts	Value (U.S. $)
Call Options (continued)
USD vs CNH Strike price CNH7.4, expiration date 7/13/23, notional amount CNH77,618,600 BOA	10,489,000	$9,388

		72,322

Put Options–0.02%
Financial Select Sector SPDR Fund Strike price $29, expiration date 4/21/23, notional amount $2,357,700 CITI	81,300	8,122
USD vs JPY Strike price JPY130, expiration date 5/29/23, notional amount JPY1,422,906,940 BOA	10,945,438	154,692
USD vs MXN Strike price MXN18, expiration date 5/4/23, notional amount MXN76,725,018 DB	4,262,501	42,391
USD vs MXN Strike price MXN18.25, expiration date 5/25/23, notional amount MXN295,771,819 BOA	16,206,675	317,051

		522,256

		5,698,330

Centrally Cleared–0.44%
Put Options–0.06%
3 Month SOFR Strike price $95, expiration date 4/14/23, notional amount $76,712,500	323	40,375
3 Month SOFR Strike price $95.75, expiration date 3/15/24, notional amount $53,141,250	222	260,850
3 Month SOFR Strike price $95.8125, expiration date 4/14/23, notional amount $89,824,219	375	9,375
Air Transport Services Group Strike price $15, expiration date 9/15/23, notional amount $16,500	11	605
Ally Financial Strike price $13, expiration date 4/21/23, notional amount $41,600	32	320
Ally Financial Strike price $15, expiration date 6/16/23, notional amount $82,500	55	2,200
American Airlines Group Strike price $11, expiration date 6/16/23, notional amount $113,300	103	2,266

	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Boston Properties Strike price $35, expiration date 5/19/23, notional amount $245,000	70	$2,800
Carnival Strike price $7.5, expiration date 4/21/23, notional amount $84,750	113	565
Caterpillar Strike price $175, expiration date 5/19/23, notional amount $1,190,000	68	4,012
Caterpillar Strike price $200, expiration date 4/21/23, notional amount $980,000	49	2,254
ConocoPhillips Strike price $100, expiration date 5/19/23, notional amount $2,430,000	243	128,790
FedEx Strike price $165, expiration date 6/16/23, notional amount $132,000	8	576
FedEx Strike price $175, expiration date 4/21/23, notional amount $525,000	30	300
Ford Motor Strike price $10, expiration date 6/16/23, notional amount $90,000	90	1,800
Ford Motor Strike price $11, expiration date 4/21/23, notional amount $166,100	151	906
Frontier Communications Parent Strike price $20, expiration date 4/21/23, notional amount $128,000	64	1,280
Frontier Communications Parent Strike price $20, expiration date 5/19/23, notional amount $4,000	2	120
Frontier Communications Parent Strike price $20, expiration date 8/18/23, notional amount $74,000	37	3,885
Invesco Senior Loan ETF Strike price $19, expiration date 4/21/23, notional amount $349,600	184	3,128
Invesco Senior Loan ETF Strike price $19, expiration date 6/16/23, notional amount $560,500	295	5,162

LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $104, expiration date 4/21/23, notional amount $21,517,600	2,069	$18,621
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $105, expiration date 4/21/23, notional amount $13,954,500	1,329	18,606
iShares iBoxx High Yield Corporate Bond ETF Strike price $66, expiration date 6/16/23, notional amount $871,200	132	1,980
iShares iBoxx High Yield Corporate Bond ETF Strike price $67, expiration date 6/16/23, notional amount $1,721,900	257	4,883
iShares iBoxx High Yield Corporate Bond ETF Strike price $70, expiration date 6/16/23, notional amount $490,000	70	2,870
iShares iBoxx High Yield Corporate Bond ETF Strike price $72, expiration date 4/21/23, notional amount $1,713,600	238	2,618
iShares iBoxx High Yield Corporate Bond ETF Strike price $73, expiration date 4/21/23, notional amount $7,811,000	1,070	21,400
iShares JP Morgan USD Emerging Markets Bond ETF Strike price $81, expiration date 4/21/23, notional amount $737,100	91	728
iShares Preferred & Income Securities ETF Strike price $26, expiration date 5/19/23, notional amount $527,800	203	2,538
iShares Preferred & Income Securities ETF Strike price $30, expiration date 4/21/23, notional amount $333,000	111	1,776

	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
iShares Russell 2000 ETF Strike price $155, expiration date 4/21/23, notional amount $8,850,500	571	$10,849
iShares Russell 2000 ETF Strike price $165, expiration date 4/21/23, notional amount $792,000	48	2,976
iShares Russell 2000 ETF Strike price $168, expiration date 5/19/23, notional amount $10,231,200	609	142,506
Lloyds Banking Group Strike price GBP0.5, expiration date 4/21/23, notional amount GBP912,500	1,825	88,927
Owl Rock Capital Strike price $10, expiration date 4/21/23, notional amount $120,000	120	600
Pitney Bowes Strike price $3, expiration date 7/21/23, notional amount $18,300	61	915
Prologis Strike price $105, expiration date 4/21/23, notional amount $714,000	68	1,224
PulteGroup Strike price $50, expiration date 4/21/23, notional amount $1,225,000	245	2,695
Sabre Strike price $3, expiration date 6/16/23, notional amount $19,800	66	924
Sabre Strike price $4, expiration date 4/21/23, notional amount $60,400	151	2,265
SPDR EURO STOXX 50 ETF Strike price $40, expiration date 4/21/23, notional amount $296,000	74	740
SPDR S&P 500 ETF Trust Strike price $363, expiration date 4/21/23, notional amount $17,387,700	479	14,370

LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of	Value
	Contracts	(U.S. $)
Centrally Cleared (continued)
Put Options (continued)
SPDR S&P 500 ETF Trust Strike price $380, expiration date 4/6/23, notional amount $2,736,000	72	$360
SPDR S&P Regional Banking ETF Strike price $45, expiration date 4/21/23, notional amount $7,992,000	1,776	454,656
U.S. Treasury 5 yr Notes Strike price $106.5, expiration date 5/26/23, notional amount $1,597,500	15	1,992
Uniti Group Strike price $4, expiration date 6/16/23, notional amount $5,200	13	1,138

		1,274,726

Call Options–0.38%
3 Month SOFR Strike price $96, expiration date 5/12/23, notional amount $66,000,000	275	378,125
Advanced Micro Devices Strike price $85, expiration date 4/21/23, notional amount $1,589,500	187	256,190
Advanced Micro Devices Strike price $90, expiration date 4/21/23, notional amount $2,187,000	243	227,205
Advanced Micro Devices Strike price $95, expiration date 4/21/23, notional amount $750,500	79	46,610
Advanced Micro Devices Strike price $105, expiration date 5/19/23, notional amount $2,110,500	201	86,430
Alphabet Strike price $95, expiration date 4/21/23, notional amount $2,641,000	278	263,266
Alphabet Strike price $100, expiration date 5/19/23, notional amount $1,210,000	121	96,800
Alphabet Strike price $110, expiration date 6/16/23, notional amount $2,002,000	182	74,620

	Number of	Value
	Contracts	(U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Amazon.com Strike price $100, expiration date 5/19/23, notional amount $1,210,000	121	$101,035
Apple Strike price $155, expiration date 4/21/23, notional amount $3,379,000	218	239,800
Apple Strike price $160, expiration date 5/19/23, notional amount $1,536,000	96	95,040
Apple Strike price $170, expiration date 5/19/23, notional amount $2,074,000	122	51,240
Bank of America Strike price $36, expiration date 4/21/23, notional amount $644,400	179	358
BNP Paribas Strike price EUR66, expiration date 4/21/23, notional amount EUR772,200	117	127
Bunge Strike price $100, expiration date 4/21/23, notional amount $390,000	39	3,120
Bunge Strike price $110, expiration date 4/21/23, notional amount $572,000	52	260
CBOE Volatility Index Strike price $32, expiration date 4/19/23, notional amount $361,600	113	2,712
CBOE Volatility Index Strike price $35, expiration date 4/19/23, notional amount $609,000	174	3,654
Charles Schwab Strike price $65, expiration date 6/16/23, notional amount $1,904,500	293	24,612
Charles Schwab Strike price $70, expiration date 5/19/23, notional amount $1,729,000	247	5,187
Charles Schwab Strike price $82.5, expiration date 4/21/23, notional amount $1,089,000	132	792
Chipotle Mexican Grill Strike price $1,550, expiration date 4/21/23, notional amount $1,085,000	7	111,160

LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of	Value
	Contracts	(U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Chubb Strike price $220, expiration date 4/21/23, notional amount $726,000	33	$2,145
ConocoPhillips Strike price $110, expiration date 5/19/23, notional amount $2,002,000	182	25,480
ConocoPhillips Strike price $120, expiration date 5/19/23, notional amount $5,484,000	457	13,710
Constellation Brands Strike price $240, expiration date 4/21/23, notional amount $4,608,000	192	20,160
Costco Wholesale Strike price $500, expiration date 4/21/23, notional amount $800,000	16	13,280
CVS Health Strike price $85, expiration date 6/16/23, notional amount $586,500	69	2,484
Deere & Co. Strike price $440, expiration date 4/21/23, notional amount $572,000	13	1,482
Delta Air Lines Strike price $35, expiration date 5/19/23, notional amount $1,998,500	571	107,919
Delta Air Lines Strike price $35, expiration date 6/16/23, notional amount $1,267,000	362	85,794
EOG Resources Strike price $158.5, expiration date 4/21/23, notional amount $2,837,150	179	1,790
ESTX Banks Strike price EUR102, expiration date 5/19/23, notional amount EUR1,764,600	346	70,357
Euro STOXX 50 Index Strike price EUR4,100, expiration date 5/19/23, notional amount EUR2,132,000	52	125,364
Euro STOXX 50 Index Strike price EUR4,400, expiration date 4/21/23, notional amount EUR3,872,000	88	25,100

	Number of	Value
	Contracts	(U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Freeport-McMoRan Strike price $45, expiration date 4/21/23, notional amount $2,182,500	485	$16,490
General Dynamics Strike price $230, expiration date 5/19/23, notional amount $1,771,000	77	44,814
Health Care Select Sector SPDR Fund Strike price $138, expiration date 6/16/23, notional amount $2,456,400	178	9,968
Intel Strike price $40, expiration date 6/16/23, notional amount $308,000	77	2,695
Intel Strike price $42.5, expiration date 6/16/23, notional amount $204,000	48	864
Intuit Strike price $430, expiration date 4/21/23, notional amount $2,580,000	60	132,300
Intuit Strike price $440, expiration date 6/16/23, notional amount $3,608,000	82	272,240
Invesco QQQ Trust Series 1 Strike price $310, expiration date 4/28/23, notional amount $10,168,000	328	491,672
Invesco QQQ Trust Series 1 Strike price $320, expiration date 4/21/23, notional amount $9,984,000	312	158,808
Invesco QQQ Trust Series 1 Strike price $325, expiration date 5/19/23, notional amount $8,742,500	269	252,322
JPMorgan Chase & Co. Strike price $135, expiration date 6/16/23, notional amount $3,267,000	242	99,462
Kroger Strike price $50, expiration date 7/21/23, notional amount $1,720,000	344	79,120

LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of	Value
	Contracts	(U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Lions Gate Entertainment Strike price $10, expiration date 6/16/23, notional amount $42,000	42	$5,880
Lions Gate Entertainment Strike price $12.5, expiration date 6/16/23, notional amount $42,500	34	1,700
Lockheed Martin Strike price $500, expiration date 5/19/23, notional amount $1,900,000	38	16,112
Lowe’s Companies Strike price $230, expiration date 4/21/23, notional amount $1,380,000	60	480
Mastercard Strike price $370, expiration date 4/21/23, notional amount $1,073,000	29	10,730
Mercedes-Benz Group Strike price EUR76, expiration date 5/19/23, notional amount EUR2,470,000	325	23,791
Microsoft Strike price $260, expiration date 4/21/23, notional amount $1,066,000	41	120,540
Microsoft Strike price $270, expiration date 5/19/23, notional amount $1,620,000	60	150,540
Microsoft Strike price $280, expiration date 4/21/23, notional amount $2,744,000	98	120,540
Morgan Stanley Strike price $100, expiration date 4/21/23, notional amount $340,000	34	306
Nestle Strike price CHF110, expiration date 5/19/23, notional amount CHF3,707,000	337	99,448
NextEra Energy Strike price $75, expiration date 4/21/23, notional amount $975,000	130	40,690
Nice Strike price $220, expiration date 4/21/23, notional amount $594,000	27	29,835
NIKE Strike price $125, expiration date 5/19/23, notional amount $1,900,000	152	57,760

	Number of	Value
	Contracts	(U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Northrop Grumman Strike price $490, expiration date 4/21/23, notional amount $980,000	20	$1,450
Northrop Grumman Strike price $500, expiration date 5/19/23, notional amount $700,000	14	4,620
NVIDIA Strike price $295, expiration date 5/19/23, notional amount $2,153,500	73	81,979
Rockwell Automation Strike price $290, expiration date 4/21/23, notional amount $986,000	34	27,302
Salesforce Strike price $200, expiration date 5/19/23, notional amount $1,440,000	72	67,320
Salesforce Strike price $200, expiration date 6/16/23, notional amount $1,400,000	70	95,340
Shell Strike price $60, expiration date 4/21/23, notional amount $2,310,000	385	19,250
Shell Strike price $62.5, expiration date 4/21/23, notional amount $1,550,000	248	3,720
SPDR Gold Shares Strike price $195, expiration date 5/19/23, notional amount $44,401,500	2,277	318,780
SPDR S&P 500 ETF Trust Strike price $405, expiration date 4/21/23, notional amount $10,651,500	263	257,740
SPDR S&P 500 ETF Trust Strike price $407, expiration date 4/6/23, notional amount $35,612,500	875	399,875
Starbucks Strike price $105, expiration date 4/21/23, notional amount $546,000	52	9,568
Tesla Strike price $175, expiration date 4/21/23, notional amount $1,627,500	93	325,500

LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of	Value
	Contracts	(U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Tesla Strike price $180, expiration date 5/19/23, notional amount $3,276,000	182	$646,282
Tesla Strike price $210, expiration date 8/18/23, notional amount $2,016,000	96	285,120
Uber Technologies Strike price $40, expiration date 6/16/23, notional amount $2,476,000	619	26,617
Union Pacific Strike price $220, expiration date 4/21/23, notional amount $1,320,000	60	1,980
United Airlines Holdings Strike price $45, expiration date 5/19/23, notional amount $1,287,000	286	70,642
United Airlines Holdings Strike price $46, expiration date 6/16/23, notional amount $1,665,200	362	95,930
Walmart Strike price $145, expiration date 4/21/23, notional amount $478,500	33	13,530
Walt Disney Strike price $105, expiration date 4/21/23, notional amount $882,000	84	7,056

	Number of	Value
	Contracts	(U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Walt Disney Strike price $105, expiration date 6/16/23, notional amount $1,921,500	183	$73,200
Waste Management Strike price $165, expiration date 6/16/23, notional amount $2,920,500	177	93,810
Wells Fargo Strike price $50, expiration date 4/21/23, notional amount $600,000	120	120
Xtrackers Harvest CSI 300 China A-Shares ETF Strike price $32, expiration date 4/21/23, notional amount $4,227,200	1,321	14,531
Xtrackers Harvest CSI 300 China A-Shares ETF Strike price $33, expiration date 4/21/23, notional amount $6,666,000	2,020	18,180

		7,761,957

		9,036,683

Total Options Purchased (Cost $13,164,876)		14,735,013

TOTAL INVESTMENTS–105.56% (Cost $2,096,472,146)	2,198,168,618

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCKS SOLD SHORT–(0.09)%
United States–(0.04)%
J M Smucker Co.	(5,376)	$(846,021)

		(846,021)

France–(0.04)%
Pernod Ricard S.A.	(3,388)	(767,148)

		(767,148)

United Kingdom–(0.01)%
Diageo PLC	(6,867)	(306,472)

		(306,472)

Total Common Stocks Sold Short (Proceeds $1,629,411)		(1,919,641)

LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Notional	Value
	Amount	(U.S. $)
OPTIONS WRITTEN–(0.61)%
Over-The-Counter–(0.41)%

Call Swaptions–(0.10)%
2 yr Constant Maturity Swap Receive 3.09%, expiration date 10/24/23, notional amount $(50,305,665) CITI	(50,305,665)	$(288,833)
2 yr Constant Maturity Swap Receive 2.95%, expiration date 10/30/23, notional amount $(50,305,666) JPMC	(50,305,666)	(257,668)
2 yr Constant Maturity Swap Receive 3.26%, expiration date 11/7/23, notional amount $(20,871,751) GSI	(20,871,751)	(152,164)
10 yr Constant Maturity Swap Receive 2.75%, expiration date 11/14/23, notional amount $(40,389,376) CITI	(40,389,376)	(180,363)
10 yr Constant Maturity Swap Receive 2.80%, expiration date 5/30/23, notional amount $(21,063,210) JPMC	(21,063,210)	(73,139)
10 yr Constant Maturity Swap Receive 3.30%, expiration date 5/30/23, notional amount $(51,992,766) MSC	(51,992,766)	(99,603)
10 yr Constant Maturity Swap Receive 2.50%, expiration date 6/14/23, notional amount $(24,920,000) GSI	(24,920,000)	(56,971)
10 yr Constant Maturity Swap Receive 2.40%, expiration date 12/14/23, notional amount $(6,873,000) MSC	(6,873,000)	(74,559)
10 yr Constant Maturity Swap Receive 2.41%, expiration date 7/19/23, notional amount $(27,510,094) MSC	(27,510,094)	(117,858)
2 yr Constant Maturity Swap Receive 2.70%, expiration date 8/22/23, notional amount $(32,575,459) GSI	(32,575,459)	(151,981)
2 yr Constant Maturity Swap Receive 2.95%, expiration date 9/5/23, notional amount $(64,225,428) GSI	(64,225,428)	(591,070)
10 yr Constant Maturity Swap Receive 0.57%, expiration date 9/27/23, notional amount $(135,033,393) GSI	(135,033,393)	(49,449)

		(2,093,658)

Put Swaptions–(0.27)%
1 yr Constant Maturity Swap Receive 3.22%, expiration date 4/3/23, notional amount GBP(36,130,761) GSI	(36,130,761)	(567,190)
10 yr Constant Maturity Swap Receive 3.40%, expiration date 4/6/23, notional amount $(4,582,497) MSC	(4,582,497)	(3,447)
10 yr Constant Maturity Swap Receive 3.45%, expiration date 4/18/23, notional amount $(4,499,345) MSC	(4,499,345)	(10,697)
10 yr Constant Maturity Swap Receive 3.45%, expiration date 4/18/23, notional amount $(8,313,198) CITI	(8,313,198)	(19,764)
10 yr Constant Maturity Swap Receive 3.40%, expiration date 4/6/23, notional amount $(8,445,324) CITI	(8,445,324)	(6,352)
1 yr Constant Maturity Swap Pay 1.75%, expiration date 5/2/23, notional amount EUR(153,462,565) GSI	(153,462,565)	(3,003,045)
10 yr Constant Maturity Swap Receive 4.75%, expiration date 11/14/23, notional amount $(32,311,501) CITI	(32,311,501)	(52,259)
10 yr Constant Maturity Swap Receive 4.00%, expiration date 6/8/23, notional amount $(21,120,841) JPMC	(21,120,841)	(40,588)
10 yr Constant Maturity Swap Receive 3.90%, expiration date 6/14/23, notional amount $(24,920,000) GSI	(24,920,000)	(69,869)
10 yr Constant Maturity Swap Receive 3.60%, expiration date 12/14/23, notional amount $(6,873,000) MSC	(6,873,000)	(100,030)
10 yr Constant Maturity Swap Receive 3.85%, expiration date 7/3/23, notional amount $(10,814,776) JPMC	(10,814,776)	(37,225)
10 yr Constant Maturity Swap Receive 3.61%, expiration date 7/19/23, notional amount $(27,510,094) MSC	(27,510,094)	(213,729)
10 yr Constant Maturity Swap Receive 3.75%, expiration date 8/7/23, notional amount $(13,790,729) GSI	(13,790,729)	(88,927)
2 yr Constant Maturity Swap Receive 3.75%, expiration date 8/22/23, notional amount $(16,287,730) GSI	(16,287,730)	(56,013)
2 yr Constant Maturity Swap Receive 3.85%, expiration date 9/5/23, notional amount $(32,112,714) GSI	(32,112,714)	(73,269)
CDX.NA.HY.S39.V1, expiration date 4/19/23, notional amount $(1,612,100) BCLY	(1,715,000)	(533)
CDX.NA.HY.S39.V1, expiration date 4/19/23, notional amount $(1,447,600) BNP	(1,645,000)	(127)
2 yr Constant Maturity Swap Receive 4.73%, expiration date 9/21/23, notional amount $(80,023,417) MSC	(80,023,417)	(118,771)
2 yr Constant Maturity Swap Receive 4.50%, expiration date 9/22/23, notional amount $(39,999,303) MSC	(39,999,303)	(90,266)
CDX.NA.HY.S39.V1, expiration date 4/19/23, notional amount $(1,452,000) MSC	(1,650,000)	(127)
10 yr Constant Maturity Swap Receive 0.68%, expiration date 9/27/23, notional amount $(135,033,393) GSI	(135,033,393)	(702,920)
5 yr Constant Maturity Swap Receive 3.79%, expiration date 3/27/24, notional amount $(39,734,387) JPMC	(39,734,387)	(356,804)

LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Notional	Value
	Amount	(U.S. $)
Put Swaptions (continued)
CDX.NA.HY.S40.V1, expiration date 5/17/23, notional amount $(1,508,550) BCLY	(1,695,000)	$(1,610)
10 yr Constant Maturity Swap Receive 3.93%, expiration date 10/2/23, notional amount $(13,645,311) GSI	(13,645,311)	(85,895)

		(5,699,457)

	Number of
	Contracts

Put Options–(0.04)%
BNP Paribas Emissions- und Handelsgesellschaft mbH Strike price EUR9, expiration date 5/19/23, notional amount EUR(741,600) GSI	(82,400)	(14,396)
EUR vs USD Strike price EUR1.077, expiration date 6/19/23, notional amount EUR(2,553,466) UBS	(2,370,906)	(26,450)
GBP vs USD Strike price GBP1.2195, expiration date 6/19/23, notional amount GBP(2,561,461) JPMC	(2,100,419)	(30,518)
TOPIX Banks Index Strike price JPY175.098, expiration date 7/14/23, notional amount JPY(74,515,756) BNP	(425,566)	(21,761)
TOPIX Banks Index Strike price JPY181.37, expiration date 7/14/23, notional amount JPY(128,590,060) GSI	(708,993)	(48,971)
TOPIX Banks Index Strike price JPY182.0767, expiration date 7/14/23, notional amount JPY(51,708,872) JPMC	(283,995)	(20,262)
USD vs BRL Strike price BRL5.2447, expiration date 6/14/23, notional amount BRL(13,251,196) HSBC	(2,526,588)	(108,757)
USD vs COP Strike price COP4,815, expiration date 6/14/23, notional amount COP(12,134,787,075) MSC	(2,520,205)	(108,742)
USD vs HUF Strike price HUF362.05, expiration date 6/19/23, notional amount HUF(904,187,291) BOA	(2,497,410)	(94,557)
USD vs JPY Strike price JPY124, expiration date 5/29/23, notional amount JPY(2,035,851,344) BOA	(16,418,156)	(67,889)
USD vs MXN Strike price MXN17.75, expiration date 5/25/23, notional amount MXN(383,557,975) BOA	(21,608,900)	(150,657)
USD vs MXN Strike price MXN18.6705, expiration date 6/19/23, notional amount MXN(47,105,858) CITI	(2,523,010)	(90,894)

		(783,854)

Call Options–(0.00)%
BNP Paribas Emissions- und Handelsgesellschaft mbH Strike price EUR12.5, expiration date 5/19/23, notional amount EUR(1,030,000) GSI	(82,400)	(4,164)
USD vs CNH Strike price CNH6.8844, expiration date 6/19/23, notional amount CNH(17,796,470) GSI	(2,585,043)	(22,643)
USD vs TWD Strike price TWD30.58, expiration date 6/14/23, notional amount TWD(79,669,126) HSBC	(2,605,269)	(25,162)

		(51,969)

		(8,628,938)

Centrally Cleared–(0.20)%
Call Options–(0.12)%
3 Month SOFR Strike price $96.5, expiration date 5/12/23, notional amount $(66,343,750)	(275)	(187,344)
Advanced Micro Devices Strike price $105, expiration date 4/21/23, notional amount $(3,832,500)	(365)	(54,020)
Advanced Micro Devices Strike price $110, expiration date 4/21/23, notional amount $(2,937,000)	(267)	(16,020)
Advanced Micro Devices Strike price $120, expiration date 5/19/23, notional amount $(2,412,000)	(201)	(21,909)
Alphabet Strike price $105, expiration date 4/21/23, notional amount $(2,919,000)	(278)	(67,276)
Alphabet Strike price $110, expiration date 5/19/23, notional amount $(1,331,000)	(121)	(36,058)
Alphabet Strike price $115, expiration date 5/19/23, notional amount $(2,783,000)	(242)	(37,994)
Alphabet Strike price $125, expiration date 6/16/23, notional amount $(2,275,000)	(182)	(13,650)
Amazon.com Strike price $110, expiration date 5/19/23, notional amount $(1,331,000)	(121)	(40,777)
Apple Strike price $175, expiration date 5/19/23, notional amount $(1,680,000)	(96)	(21,120)
Bank of America Strike price $31, expiration date 5/19/23, notional amount $(1,131,500)	(365)	(17,885)
Bank of America Strike price $40, expiration date 4/21/23, notional amount $(716,000)	(179)	(179)
CBOE Volatility Index Strike price $45, expiration date 4/19/23, notional amount $(508,500)	(113)	(1,017)
CBOE Volatility Index Strike price $50, expiration date 4/19/23, notional amount $(870,000)	(174)	(1,044)
CF Industries Holdings Strike price $80, expiration date 5/19/23, notional amount $(1,360,000)	(170)	(25,500)
Charles Schwab Strike price $75, expiration date 6/16/23, notional amount $(2,197,500)	(293)	(6,153)
Charles Schwab Strike price $80, expiration date 5/19/23, notional amount $(3,952,000)	(494)	(2,470)
Charles Schwab Strike price $90, expiration date 4/21/23, notional amount $(1,188,000)	(132)	(396)
Chipotle Mexican Grill Strike price $1,680, expiration date 4/21/23, notional amount $(1,176,000)	(7)	(38,500)
Chubb Strike price $240, expiration date 4/21/23, notional amount $(792,000)	(33)	(15,840)
ConocoPhillips Strike price $125, expiration date 5/19/23, notional amount $(2,275,000)	(182)	(3,276)

LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of	Value
	Contracts	(U.S. $)
Centrally Cleared (continued)
Call Options (continued)
ConocoPhillips Strike price $140, expiration date 5/19/23, notional amount $(2,156,000)	(154)	$(770)
Constellation Brands Strike price $260, expiration date 4/21/23, notional amount $(1,248,000)	(48)	(2,400)
CVS Health Strike price $95, expiration date 6/16/23, notional amount $(655,500)	(69)	(690)
Delta Air Lines Strike price $40, expiration date 6/16/23, notional amount $(1,448,000)	(362)	(23,168)
Dexcom Strike price $130, expiration date 5/19/23, notional amount $(1,170,000)	(90)	(23,850)
Dexcom Strike price $130, expiration date 6/16/23, notional amount $(1,170,000)	(90)	(33,300)
EOG Resources Strike price $178.5, expiration date 4/21/23, notional amount $(3,195,150)	(179)	(1,790)
EQT Strike price $35, expiration date 5/19/23, notional amount $(1,106,000)	(316)	(39,500)
Freeport-McMoRan Strike price $42, expiration date 5/19/23, notional amount $(1,020,600)	(243)	(51,273)
Freeport-McMoRan Strike price $50, expiration date 4/21/23, notional amount $(2,425,000)	(485)	(2,425)
Hilton Worldwide Holdings Strike price $155, expiration date 6/16/23, notional amount $(945,500)	(61)	(14,335)
Intuit Strike price $470, expiration date 6/16/23, notional amount $(3,854,000)	(82)	(154,160)
Invesco QQQ Trust Series 1 Strike price $335, expiration date 4/21/23, notional amount $(10,452,000)	(312)	(24,024)
Invesco QQQ Trust Series 1 Strike price $340, expiration date 5/19/23, notional amount $(9,146,000)	(269)	(90,384)
JPMorgan Chase & Co. Strike price $150, expiration date 6/16/23, notional amount $(3,630,000)	(242)	(14,278)
Lloyds Banking Group Strike price GBP0.58, expiration date 4/21/23, notional amount GBP(1,058,500)	(1,825)	(2)
Marathon Oil Strike price $26, expiration date 5/19/23, notional amount $(949,000)	(365)	(25,550)
Mastercard Strike price $400, expiration date 4/21/23, notional amount $(1,160,000)	(29)	(290)
Mercedes-Benz Group Strike price EUR82, expiration date 5/19/23, notional amount EUR(2,665,000)	(325)	(2,820)
Microsoft Strike price $290, expiration date 5/19/23, notional amount $(1,740,000)	(60)	(68,760)
Microsoft Strike price $305, expiration date 5/19/23, notional amount $(3,690,500)	(121)	(62,073)
Morgan Stanley Strike price $110, expiration date 4/21/23, notional amount $(374,000)	(34)	(102)
Nestle Strike price CHF116, expiration date 5/19/23, notional amount CHF(3,909,200)	(337)	(16,206)
NextEra Energy Strike price $80, expiration date 4/21/23, notional amount $(1,040,000)	(130)	(9,750)
Nice Strike price $240, expiration date 4/21/23, notional amount $(648,000)	(27)	(4,860)
Northrop Grumman Strike price $540, expiration date 4/21/23, notional amount $(1,080,000)	(20)	(8,600)
NVIDIA Strike price $260, expiration date 4/21/23, notional amount $(962,000)	(37)	(85,100)
NVIDIA Strike price $330, expiration date 5/19/23, notional amount $(2,409,000)	(73)	(22,849)
Salesforce Strike price $230, expiration date 6/16/23, notional amount $(1,610,000)	(70)	(21,700)
Schlumberger Strike price $57.5, expiration date 4/21/23, notional amount $(1,046,500)	(182)	(2,002)
SPDR Gold Shares Strike price $205, expiration date 5/19/23, notional amount $(46,678,500)	(2,277)	(113,850)
SPDR S&P 500 ETF Trust Strike price $414, expiration date 4/06/23, notional amount $(36,225,000)	(875)	(97,125)
SPDR S&P 500 ETF Trust Strike price $415, expiration date 4/21/23, notional amount $(10,914,500)	(263)	(106,778)
SPDR S&P 500 ETF Trust Strike price $420, expiration date 12/15/23, notional amount $(2,772,000)	(66)	(165,660)
Starbucks Strike price $105, expiration date 5/19/23, notional amount $(1,092,000)	(104)	(40,872)
Starbucks Strike price $115, expiration date 4/21/23, notional amount $(598,000)	(52)	(572)
Tesla Strike price $208.33, expiration date 4/21/23, notional amount $(1,937,469)	(93)	(114,855)
Tesla Strike price $210, expiration date 5/19/23, notional amount $(3,822,000)	(182)	(315,770)
Tesla Strike price $260, expiration date 8/18/23, notional amount $(2,496,000)	(96)	(120,000)
United Airlines Holdings Strike price $52.5, expiration date 6/16/23, notional amount $(1,900,500)	(362)	(30,770)
United Parcel Service Strike price $210, expiration date 6/16/23, notional amount $(1,533,000)	(73)	(18,761)
Walt Disney Strike price $115, expiration date 6/16/23, notional amount $(2,104,500)	(183)	(21,594)
Wells Fargo Strike price $55, expiration date 4/21/23, notional amount $(660,000)	(120)	(120)
Xtrackers Harvest CSI 300 China A-Shares ETF Strike price $35, expiration date 4/21/23, notional amount $(4,623,500)	(1,321)	(3,963)

		(2,566,129)

Put Options–(0.08)%
3 Month SOFR Strike price $94.5, expiration date 4/14/23, notional amount $(114,581,250)	(485)	(3,031)
3 Month SOFR Strike price $94.75, expiration date 3/15/24, notional amount $(78,879,375)	(333)	(124,875)
3 Month SOFR Strike price $95.125, expiration date 4/14/23, notional amount $(118,906,250)	(500)	(3,125)
3 Month SOFR Strike price $95.25, expiration date 5/12/23, notional amount $(32,861,250)	(138)	(3,450)
Advanced Micro Devices Strike price $85, expiration date 5/19/23, notional amount $(1,708,500)	(201)	(46,230)
Alphabet Strike price $85, expiration date 5/19/23, notional amount $(348,500)	(41)	(2,829)
Alphabet Strike price $90, expiration date 6/16/23, notional amount $(1,638,000)	(182)	(32,760)

LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of	Value
	Contracts	(U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Amazon.com Strike price $85, expiration date 5/19/23, notional amount $(348,500)	(41)	$(4,100)
Apple Strike price $135, expiration date 4/21/23, notional amount $(2,511,000)	(186)	(1,674)
Apple Strike price $140, expiration date 4/21/23, notional amount $(1,442,000)	(103)	(1,545)
Apple Strike price $140, expiration date 5/19/23, notional amount $(448,000)	(32)	(2,976)
Apple Strike price $145, expiration date 5/19/23, notional amount $(1,769,000)	(122)	(16,470)
BNP Paribas Strike price EUR60, expiration date 4/21/23, notional amount EUR(702,000)	(117)	(62,872)
Caterpillar Strike price $140, expiration date 5/19/23, notional amount $(952,000)	(68)	(2,040)
Caterpillar Strike price $175, expiration date 4/21/23, notional amount $(857,500)	(49)	(490)
Charles Schwab Strike price $40, expiration date 6/16/23, notional amount $(584,000)	(146)	(17,812)
ConocoPhillips Strike price $85, expiration date 5/19/23, notional amount $(1,759,500)	(207)	(22,977)
ConocoPhillips Strike price $90, expiration date 5/19/23, notional amount $(5,094,000)	(566)	(107,540)
Constellation Brands Strike price $200, expiration date 4/21/23, notional amount $(3,460,000)	(173)	(14,359)
Delta Air Lines Strike price $27, expiration date 5/19/23, notional amount $(1,541,700)	(571)	(10,849)
Delta Air Lines Strike price $27, expiration date 6/16/23, notional amount $(977,400)	(362)	(13,032)
EOG Resources Strike price $113.5, expiration date 4/21/23, notional amount $(1,520,900)	(134)	(37,520)
ESTX Banks Strike price EUR90, expiration date 5/19/23, notional amount EUR(1,557,000)	(346)	(27,674)
Euro STOXX 50 Index Strike price EUR3,900, expiration date 4/21/23, notional amount EUR(3,432,000)	(88)	(6,490)
FedEx Strike price $140, expiration date 6/16/23, notional amount $(112,000)	(8)	(136)
FedEx Strike price $150, expiration date 4/21/23, notional amount $(450,000)	(30)	(300)
Freeport-McMoRan Strike price $38, expiration date 4/21/23, notional amount $(1,383,200)	(364)	(23,660)
Health Care Select Sector SPDR Fund Strike price $120, expiration date 6/16/23, notional amount $(2,136,000)	(178)	(18,690)
Intuit Strike price $360, expiration date 4/21/23, notional amount $(1,476,000)	(41)	(2,788)
Invesco QQQ Trust Series 1 Strike price $275, expiration date 5/19/23, notional amount $(7,397,500)	(269)	(33,356)
Invesco QQQ Trust Series 1 Strike price $280, expiration date 4/21/23, notional amount $(25,872,000)	(924)	(31,416)
Invesco QQQ Trust Series 1 Strike price $280, expiration date 4/28/23, notional amount $(4,592,000)	(164)	(9,512)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $100, expiration date 4/21/23, notional amount $(20,690,000)	(2,069)	(8,276)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $101, expiration date 4/21/23, notional amount $(13,422,900)	(1,329)	(10,632)
iShares iBoxx High Yield Corporate Bond ETF Strike price $69, expiration date 4/21/23, notional amount $(6,879,300)	(997)	(6,979)
iShares JP Morgan USD Emerging Markets Bond ETF Strike price $76, expiration date 4/21/23, notional amount $(691,600)	(91)	(3,003)
iShares Russell 2000 ETF Strike price $145, expiration date 4/21/23, notional amount $(696,000)	(48)	(384)
iShares Russell 2000 ETF Strike price $152, expiration date 5/19/23, notional amount $(4,636,000)	(305)	(19,520)
iShares Russell 2000 ETF Strike price $160, expiration date 5/19/23, notional amount $(9,744,000)	(609)	(73,689)
JPMorgan Chase & Co. Strike price $100, expiration date 6/16/23, notional amount $(1,220,000)	(122)	(8,052)
Kroger Strike price $40, expiration date 7/21/23, notional amount $(1,376,000)	(344)	(12,728)
Lloyds Banking Group Strike price GBP0.44, expiration date 4/21/23, notional amount GBP(803,000)	(1,825)	(25,890)
Lockheed Martin Strike price $420, expiration date 5/19/23, notional amount $(1,596,000)	(38)	(7,980)
Lowe’s Companies Strike price $190, expiration date 4/21/23, notional amount $(779,000)	(41)	(5,781)
Microsoft Strike price $230, expiration date 4/21/23, notional amount $(1,518,000)	(66)	(726)
Microsoft Strike price $240, expiration date 5/19/23, notional amount $(480,000)	(20)	(2,720)
Nice Strike price $175, expiration date 5/19/23, notional amount $(735,000)	(42)	(20,160)
NIKE Strike price $105, expiration date 5/19/23, notional amount $(1,596,000)	(152)	(10,184)
Northrop Grumman Strike price $400, expiration date 5/19/23, notional amount $(560,000)	(14)	(3,654)
NVIDIA Strike price $220, expiration date 5/19/23, notional amount $(1,606,000)	(73)	(18,469)
Prologis Strike price $90, expiration date 4/21/23, notional amount $(612,000)	(68)	(1,360)
PulteGroup Strike price $40, expiration date 4/21/23, notional amount $(980,000)	(245)	(490)
Salesforce Strike price $160, expiration date 6/16/23, notional amount $(1,120,000)	(70)	(13,580)
SPDR EURO STOXX 50 ETF Strike price $35, expiration date 4/21/23, notional amount $(259,000)	(74)	(888)
SPDR S&P 500 ETF Trust Strike price $345, expiration date 4/21/23, notional amount $(16,525,500)	(479)	(7,185)
SPDR S&P 500 ETF Trust Strike price $365, expiration date 4/06/23, notional amount $(2,628,000)	(72)	(216)
SPDR S&P 500 ETF Trust Strike price $365, expiration date 4/21/23, notional amount $(4,818,000)	(132)	(4,488)

LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

	Number of	Value
	Contracts	(U.S. $)
Centrally Cleared (continued)
Put Options (continued)
SPDR S&P 500 ETF Trust Strike price $372, expiration date 4/21/23, notional amount $(10,490,400)	(282)	$(13,818)
SPDR S&P Regional Banking ETF Strike price $40, expiration date 4/21/23, notional amount $(3,552,000)	(888)	(63,048)
SPDR S&P Regional Banking ETF Strike price $45, expiration date 4/21/23, notional amount $(3,996,000)	(888)	(227,328)
Starbucks Strike price $90, expiration date 5/19/23, notional amount $(936,000)	(104)	(8,112)
Tesla Strike price $120, expiration date 5/19/23, notional amount $(1,488,000)	(124)	(7,936)
Tesla Strike price $135, expiration date 8/18/23, notional amount $(688,500)	(51)	(24,990)
Uber Technologies Strike price $30, expiration date 6/16/23, notional amount $(1,857,000)	(619)	(112,658)
Union Pacific Strike price $195, expiration date 4/21/23, notional amount $(799,500)	(41)	(11,111)
United Airlines Holdings Strike price $36, expiration date 6/16/23, notional amount $(1,303,200)	(362)	(32,942)
United Airlines Holdings Strike price $38, expiration date 5/19/23, notional amount $(1,086,800)	(286)	(25,168)
Walt Disney Strike price $80, expiration date 6/16/23, notional amount $(1,464,000)	(183)	(14,091)
Waste Management Strike price $150, expiration date 6/16/23, notional amount $(2,655,000)	(177)	(30,975)
Xtrackers Harvest CSI 300 China A-Shares ETF Strike price $37, expiration date 4/21/23, notional amount $(7,474,000)	(2,020)	(2,020)

		(1,527,809)

		(4,093,938)

Total Options Written (Premiums received $(10,830,664))		(12,722,876)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.86%)		(101,214,643)

NET ASSETS APPLICABLE TO 192,307,490 SHARES OUTSTANDING–100.00%		$2,082,311,458

Δ	Securities have been classified by country of origin.

∞	Delayed settlement. Interest rate to be determined upon settlement date.

X	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.

@	PIK. 100% of the income received was in the form of additional par.

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2023.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

²²	Units consist of 1 share of common stock and 1/3 warrant.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”

†	Non-income producing.

LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

‡	Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.

**	Security is in default

π

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2023, the aggregate value of restricted securities was $54,144,564, which represented 2.60% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities

Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10x Future Technologies Holdng	6/6/2022	$966,416	$485,098
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	603,196
Bytedance Ltd. Series E	6/6/2022	3,886,481	3,713,869
Caresyntax, Inc.	6/6/2022	240,886	160,432
CML ST Regis Aspen	6/6/2022	24,791	24,096
CML ST Regis Aspen	6/6/2022	1,053,025	1,023,531
CML ST Regis Aspen	6/6/2022	108,690	105,646
CML Trigrams	6/6/2022	1,911,721	1,899,457
Crown PropTech Acquisitions	2/6/2023	0	1,937
Cypher Bidco	6/6/2022	1,520,491	1,493,893
Databricks, Inc. Series F	6/6/2022	3,699,435	3,298,515
Databricks, Inc. Series G	6/6/2022	1,010,938	901,379
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,177,134
Epic Games, Inc.	6/6/2022	2,952,750	2,192,814
Exo Imaging, Inc. Series C	6/6/2022	407,022	291,026
Fanatics Holdings, Inc.	6/6/2022	2,573,239	2,845,584
Farmers Business Network, Inc. Series F	6/6/2022	1,092,852	977,319
Farmers Business Network, Inc. Series G	6/6/2022	165,273	147,800
Freed Co. Ltd.	6/6/2022	1,047,673	1,039,339
Galaxy Universal LLC	6/6/2022	1,328,070	1,300,052
GM Cruise Holdings LLC Class G	6/6/2022	542,495	418,758
Grand Rounds, Inc.	4/29/2019	1,804,027	1,314,511
Green Plains Operating Co. LLC	6/6/2022	996,385	995,309
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1	6/6/2022	2,531,915	1,509,316
Jumpcloud, Inc. Series F	6/6/2022	166,530	99,272
Lesson Nine GmbH Series B	6/6/2022	514,311	698,147
Loadsmart, Inc. Series C	6/6/2022	1,759,432	1,351,336
Loadsmart, Inc. Series D	6/6/2022	155,855	119,705
Lookout, Inc.	4/29/2019	153,118	62,834
Lookout, Inc. Series F	4/29/2019	2,322,271	1,271,049
LUKOIL PJSC	10/31/2018	11,802	0
Luxembourg Life Fund	6/6/2022	809,093	809,093
Luxembourg Life Fund	6/6/2022	1,043,660	1,039,657
Magnit PJSC	8/4/2022	9,656	0
Magnit PJSC GDR	6/14/2019	35	0
MCM Trust Series 2006-4	6/6/2022	281,530	263,241
Mercia A-1	6/6/2022	1,777,721	1,737,919
Mercia A-2	6/6/2022	861,748	842,454
Mercia B-1	6/6/2022	100,093	97,852
MMC Norilsk Nickel PJSC	10/31/2018	8,399	0
Mntn Digital Series D	6/6/2022	377,132	201,901

LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Restricted Securities (continued)

Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Mythic AL, Inc. Series C	6/6/2022	$391,278	$1
Neon Pagamentos SA	6/6/2022	1,403,856	1,563,592
Noodle Partners, Inc. Series C	6/6/2022	424,113	369,277
Novatek PJSC GDR	2/17/2021	6,347	0
Oafit A Note Upsize	6/6/2022	87,686	80,506
Oafit A Note Upsize	6/6/2022	466,741	430,551
Oceana Australian Fixed Income Trust	6/6/2022	320,669	295,221
Oceana Australian Fixed Income Trust	6/6/2022	614,846	565,641
OpenDoor	6/6/2022	1,379,335	1,333,193
OVG Business Services LLC	6/6/2022	684,659	682,081
Profrac Services LLC	6/6/2022	375,737	377,010
PsiQuantum Corp. Series D	6/6/2022	379,300	354,328
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc. Series E	6/6/2022	555,650	483,492
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	242,467
SambaNova Systems, Inc. Series C	6/6/2022	1,364,826	1,068,600
SambaNova Systems, Inc. Series D	6/6/2022	434,237	339,989
Sheraton Austin	6/6/2022	991,515	964,545
Sheraton Austin	6/6/2022	339,654	330,415
Snorkel AI, Inc. Series B	6/6/2022	41,487	31,762
Snorkel AI, Inc. Series C	6/6/2022	148,614	113,778
Sonder Corp.	6/6/2022	1,278,858	1,227,056
Starwood Property Trust, Inc.	6/6/2022	1,291,610	1,252,245
Starwood Property Trust, Inc.	6/6/2022	5,457	5,291
Starwood Property Trust, Inc.	6/6/2022	23,376	22,663
Starwood Property Trust, Inc.	6/6/2022	9,316	9,032
Starwood Property Trust, Inc.	6/6/2022	59,367	57,558
Starwood Property Trust, Inc.	6/6/2022	8,375	8,120
Starwood Property Trust, Inc.	6/6/2022	8,860	8,590
TVC DSCR 21-1	6/6/2022	578,502	412,547
Ukraine Government International Bonds	9/15/2022	69,390	57,460
Ukraine Government International Bonds	9/1/2022	50,025	39,500
Ukraine Government International Bonds	9/1/2022	68,788	52,678
Ursa Major Technologies, Inc.	6/6/2022	470,678	682,844
Verge Genomics Series B	6/6/2022	513,271	567,299
Vita Global FinCo Ltd.	6/6/2022	668,869	637,055
Vita Global FinCo Ltd.	6/6/2022	467,829	435,343
Volta Series C	6/6/2022	174,273	203,993
Zero Mass Water, Inc. Series C-1	6/6/2022	1,583,070	1,324,370

Total		$62,532,435	$54,144,564

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2023:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	BRL	(10,866,943)	USD	2,030,066	6/21/23	$—	$(81,541)
BCLY	CZK	(29,093,243)	USD	1,319,363	6/14/23	—	(19,913)
BCLY	MXN	308,634,786	USD	(16,467,460)	6/15/23	406,219	—
BCLY	ZAR	(14,986,278)	USD	835,408	6/14/23	—	(735)
BNP	HKD	(145,072,988)	USD	18,551,177	5/16/23	26,804	—

LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	IDR	(13,506,418,402)	USD	901,871	6/14/23	$—	$(694)
BNP	THB	68,355,060	USD	(1,970,000)	6/14/23	44,355	—
BOA	EUR	3,951,000	USD	(4,299,624)	4/20/23	—	(9,984)
BOA	EUR	(4,103,137)	USD	4,484,499	6/21/23	13,868	—
BOA	HUF	916,627,389	USD	(2,497,410)	6/21/23	52,330	—
BOA	MXN	(56,749,024)	USD	3,037,963	6/14/23	—	(65,226)
BOA	NOK	(47,865,507)	USD	4,863,827	4/20/23	287,793	—
CITI	BRL	6,549,750	USD	(1,230,000)	6/14/23	44,458	—
CITI	BRL	8,852,788	USD	(1,699,844)	6/15/23	22,404	—
CITI	BRL	(10,754,426)	USD	2,044,179	6/21/23	—	(45,564)
CITI	CAD	19,922,295	USD	(14,832,920)	4/20/23	—	(87,812)
CITI	COP	(2,193,311,211)	USD	456,369	6/14/23	—	(7,454)
CITI	EUR	(4,878,239)	USD	5,281,060	6/21/23	—	(34,095)
CITI	IDR	12,505,800,000	USD	(825,193)	4/17/23	11,061	—
CITI	INR	65,895,000	USD	(807,438)	4/17/23	—	(5,996)
CITI	INR	65,820,000	USD	(797,818)	6/14/23	388	—
CITI	INR	(552,524,369)	USD	6,702,668	6/15/23	2,560	—
CITI	KRW	10,531,811,565	USD	(8,279,401)	5/17/23	—	(194,933)
CITI	MXN	(39,076,740)	USD	2,030,066	6/21/23	—	(103,836)
CITI	MXN	47,510,801	USD	(2,523,010)	6/21/23	71,459	—
CITI	SGD	5,454,703	USD	(4,060,961)	6/15/23	47,966	—
CITI	ZAR	52,011,068	USD	(2,857,977)	6/14/23	43,922	—
DB	COP	4,976,960,000	USD	(1,030,000)	6/14/23	22,487	—
DB	EUR	(7,190,119)	USD	7,767,665	6/21/23	—	(66,431)
DB	IDR	33,693,643,018	USD	(2,152,811)	4/12/23	101,008	—
DB	IDR	(11,241,324,751)	USD	744,804	6/14/23	—	(6,396)
DB	JPY	(4,744,750,000)	USD	35,246,365	6/5/23	—	(838,609)
DB	MXN	(43,374,986)	USD	2,306,481	6/14/23	—	(65,380)
DB	MXN	102,550,982	USD	(5,393,758)	6/21/23	206,345	—
DB	NZD	1,835,884	USD	(1,132,759)	6/15/23	15,203	—
GSI	BRL	54,111,773	USD	(10,369,160)	6/15/23	157,910	—
GSI	CNH	(17,661,789)	USD	2,585,043	6/21/23	—	(1,994)
GSI	COP	(2,789,336,864)	USD	577,926	6/14/23	—	(11,940)
GSI	COP	(2,497,530,662)	USD	529,864	6/14/23	1,707	—
GSI	MXN	(49,634,270)	USD	2,660,000	6/14/23	—	(54,135)
GSI	MXN	34,360,717	USD	(1,833,638)	6/15/23	44,931	—
GSI	MXN	(57,946,622)	USD	3,059,868	6/21/23	—	(104,480)
GSI	PLN	13,830,782	USD	(3,059,163)	6/15/23	129,913	—
GSI	ZAR	(30,233,266)	USD	1,633,448	6/14/23	—	(53,384)
HSBC	AUD	48,669,295	USD	(33,892,324)	5/16/23	—	(1,304,272)
HSBC	BRL	12,480,972	USD	(2,363,811)	6/2/23	70,473	—
HSBC	BRL	13,510,929	USD	(2,526,588)	6/21/23	98,785	—
HSBC	CHF	(8,847,195)	USD	9,688,523	5/16/23	—	(30,252)
HSBC	DKK	55,090,899	USD	(7,966,293)	6/15/23	94,724	—
HSBC	EUR	(105,235)	USD	111,971	6/14/23	—	(2,645)
HSBC	EUR	(4,645,388)	USD	5,027,657	6/21/23	—	(33,791)
HSBC	HUF	804,234,478	USD	(2,162,929)	6/15/23	78,007	—
HSBC	JPY	(3,461,700,000)	USD	26,466,576	4/17/23	324,331	—
HSBC	NOK	97,840,519	USD	(9,688,523)	5/16/23	—	(323,288)
HSBC	THB	23,932,650	USD	(690,000)	6/14/23	15,271	—
HSBC	TWD	(78,249,254)	USD	2,605,269	6/21/23	19,923	—
JPMC	BRL	(5,474,249)	USD	1,015,689	6/21/23	—	(48,038)
JPMC	EUR	(4,090,293)	USD	4,360,638	6/15/23	—	(94,520)
JPMC	EUR	(4,713,000)	USD	5,030,366	6/21/23	—	(104,749)
JPMC	GBP	9,092,666	USD	(10,990,563)	6/15/23	243,110	—
JPMC	GBP	(2,100,419)	USD	2,583,599	6/21/23	—	(11,662)
JPMC	IDR	(15,232,794,846)	USD	1,001,821	6/14/23	—	(16,108)
JPMC	JPY	(697,250,000)	USD	5,332,961	4/4/23	78,609	—
JPMC	JPY	19,493,561,963	USD	(147,134,633)	6/15/23	1,340,062	—
JPMC	KRW	4,191,660,000	USD	(3,246,580)	6/14/23	—	(23,739)
JPMC	SEK	(31,219,886)	USD	2,953,468	6/15/23	—	(66,558)

LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Foreign Currency Exchange Contracts (continued)

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

JPMC	ZAR	104,860,224	USD	(5,698,087)	6/15/23	$151,966	$—
MSC	COP	12,172,590,150	USD	(2,520,205)	6/21/23	50,390	—
MSC	CZK	(24,092,284)	USD	1,087,124	6/14/23	—	(21,939)
MSC	EUR	(13,154,477)	USD	14,101,038	4/20/23	—	(180,909)
MSC	JPY	1,817,130,249	USD	(14,101,038)	4/20/23	—	(371,340)
MSC	ZAR	(14,375,000)	USD	822,554	4/17/23	16,407	—
MSC	ZAR	(9,030,036)	USD	491,312	6/14/23	—	(12,508)
UBS	CHF	33,392,935	USD	(36,766,237)	6/15/23	33,832	—
UBS	CNH	(68,501,704)	USD	9,976,614	6/15/23	—	(52,294)
UBS	CZK	27,090,381	USD	(1,230,000)	6/14/23	17,077	—
UBS	EUR	58,091,653	USD	(62,476,121)	6/15/23	797,462	—
UBS	EUR	(2,370,906)	USD	2,583,197	6/21/23	—	(57)

Total Foreign Currency Exchange Contracts						$5,185,520	$(4,559,201)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]

Interest Rate Contracts:
151	3 Month SONIA	$44,447,184	$44,216,487	9/19/23	$230,697	$—
358	Australia 10 yr Bonds	29,407,353	28,598,451	6/15/23	808,902	—
69	Euro-BOBL	8,821,018	8,620,532	6/8/23	200,486	—
(72)	Euro-BTP	(9,006,989)	(8,699,612)	6/8/23	—	(307,377)
643	Euro-Bund	94,725,773	91,429,413	6/8/23	3,296,360	—
(9)	Euro-Buxl	(1,374,864)	(1,291,782)	6/8/23	—	(83,082)
49	Euro-O.A.T.	6,920,487	6,691,544	6/8/23	228,943	—
(100)	Euro-Schatz	(11,462,622)	(11,350,620)	6/8/23	—	(112,002)
(7)	Long Gilt	(892,447)	(863,512)	6/28/23	—	(28,935)
48	U.S. Treasury 10 yr Notes	5,516,250	5,529,435	6/21/23	—	(13,185)
(1,768)	U.S. Treasury 10 yr Ultra Notes	(214,176,625)	(208,616,739)	6/21/23	—	(5,559,886)
(1,067)	U.S. Treasury 2 yr Notes	(220,285,485)	(218,206,428)	6/30/23	—	(2,079,057)
704	U.S. Treasury 5 yr Notes	77,093,500	77,374,045	6/30/23	—	(280,545)
29	U.S. Treasury Long Bonds	3,803,531	3,630,145	6/21/23	173,386	—
519	U.S. Treasury Ultra Bonds	73,243,875	71,336,351	6/21/23	1,907,524	—

					6,846,298	(8,464,069)

Equity Contracts:
1	DAX Index	428,296	417,223	6/16/23	11,073	—
33	E-mini MSCI Emerging Markets Index	1,642,575	1,573,071	6/16/23	69,504	—
(9)	E-mini NASDAQ 100	(2,394,315)	(2,287,428)	6/16/23	—	(106,887)
(31)	E-mini Russell 2000 Index	(2,810,925)	(2,761,619)	6/16/23	—	(49,306)
(138)	E-mini S&P 500 Index	(28,550,475)	(27,166,800)	6/16/23	—	(1,383,675)
81	Euro STOXX 50 Index	3,743,054	3,540,371	6/16/23	202,683	—
105	Euro STOXX Banks Index	563,954	569,570	6/16/23	—	(5,616)
(17)	FTSE 100 Index	(1,601,989)	(1,594,095)	6/16/23	—	(7,894)
1	Nikkei 225 Index (OSE)	106,214	105,370	6/8/23	844	—
4	S&P / TSX 60 Index	715,768	704,722	6/15/23	11,046	—
67	SGX Nifty 50 Index	2,333,945	2,291,925	4/27/23	42,020	—
(2)	SPI 200 Index	(240,341)	(234,823)	6/15/23	—	(5,518)

					337,170	(1,558,896)

Total Futures Contracts					$7,183,468	$(10,022,965)

LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Swap Contracts

Credit Default Swap (CDS) Contracts

Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]

Centrally Cleared:
Protection Purchased
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	$(25,998)	$(46,325)	$20,327	$—
ITRAXX.XO.38- Quarterly[3]	EUR 562,473	(5.00%)	12/20/27	(22,862)	(8,930)	—	(13,932)

					(55,255)	20,327	(13,932)

Protection Sold
CDX.NA.HY.37- Quarterly[4]	768,419	(5.00%)	12/20/26	24,611	15,744	8,867	—
CDX.NA.HY.39- Quarterly[4]	1,075,294	(5.00%)	12/20/27	14,443	(41,691)	56,134	—
CDX.NA.IG.39- Quarterly[5]	5,261,984	(1.00%)	12/20/27	62,956	7,730	55,226	—

					(18,217)	120,227	—

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation

Over-The-Counter:
Protection Purchased
BCLY Bombardier, Inc. 7.45 - 05/01/2034 - Quarterly	323,216	(5.00%)	6/20/23	$(3,408)	$3,998	$—	$(7,405)
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	(790)	591	—	(1,381)
MSC Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	60,000	(5.00%)	12/20/27	(4,746)	(1,474)	—	(3,272)
MSC Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	80,000	(5.00%)	6/20/28	(6,195)	(4,135)	—	(2,060)
GSI General Electric Co. 6.75 - 03/15/2032 -Quarterly	107,914	(1.00%)	6/20/27	(1,194)	1,919	—	(3,113)
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	107,914	(1.00%)	6/20/27	(1,194)	1,919	—	(3,113)
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	144,172	(1.00%)	6/20/27	(1,595)	2,404	—	(3,999)
JPMC Paramount Global 4.75 - 05/15/2025 - Quarterly	220,000	(1.00%)	6/20/28	8,477	10,197	—	(1,720)
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	48,951	(1.00%)	6/20/28	1,889	2,164	—	(275)
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	45,524	(1.00%)	6/20/28	1,757	2,012	—	(255)
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	85,000	(1.00%)	6/20/25	11,798	19,779	—	(7,981)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	5,545	5,515	30	—
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	55,000	(1.00%)	12/20/27	17,276	13,523	3,753	—
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	30,000	(1.00%)	12/20/27	9,424	7,760	1,664	—
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	40,000	(1.00%)	12/20/27	12,565	10,648	1,917	—
BOA Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	80,000	(1.00%)	12/20/27	25,129	20,202	4,927	—

LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Swap Contracts

Credit Default Swap (CDS) Contracts (continued)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation

Over-The-Counter: (continued)
Protection Purchased (continued)
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	6/20/24	$2,831	$4,100	$—	$(1,269)
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	15,706	12,287	3,419	—
JPMC Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	460,000	(1.00%)	6/20/28	6,897	11,053	—	(4,156)
JPMC Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	465,000	(1.00%)	6/20/28	2,480	7,313	—	(4,833)
BCLY Staples, Inc. 10.75 - 04/15/2027 - Quarterly	85,000	(5.00%)	6/20/24	3,559	6,100	—	(2,541)
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	90,000	(1.00%)	12/20/27	9,982	9,963	19	—

					147,838	15,729	(47,373)

Protection Sold
BCLY NRG Energy, Inc. 5.75 - 01/15/2028 - Quarterly	75,000	(5.00%)	12/20/27	5,718	4,568	1,150	—
CITI NRG Energy, Inc. 5.75 - 01/15/2028 - Quarterly	55,000	(5.00%)	12/20/27	4,193	3,454	739	—
JPMC Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	239,000	(5.00%)	12/20/25	14,163	11,519	2,644	—
JPMC Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	479,000	(5.00%)	6/20/23	4,524	3,538	986	—

					23,079	5,519	—

					170,917	21,248	(47,373)

Total CDS Contracts					$97,445	$161,802	$(61,305)

Swap Contract

Inflation Swap Contract

	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Depreciation[1]

Centrally Cleared:
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$(17,765)	$(17,765)

LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Swap Contracts

Interest Rate Swap (IRS) Contracts

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)		Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]

Centrally Cleared:
1 yr IRS-(At Maturity)	103,477,788	3.75%	(4.81%)	[6]	2/13/24	$1,052,433	$113	$1,052,320	$—
1 yr IRS-(At Maturity)	105,979,000	(4.46%)	1.00%	[6]	7/12/24	62,523	296	62,227	—
1 yr IRS-(At Maturity)	206,955,576	(4.40%)	4.81%	[6]	2/13/24	(795,122)	227	—	(795,349)
1 yr IRS-(At Maturity)	GBP 95,425,000	(3.18%)	1.00%	[7]	2/10/28	(27,623)	510	—	(28,133)
1 yr IRS-(At Maturity)	102,189,000	(4.50%)	4.81%	[6]	3/9/24	(255,786)	313	—	(256,099)
10 yr IRS-(Annual)	6,746,849	3.24%	(1.00%)	[6]	8/9/33	(70,109)	109	—	(70,218)
2 yr IRS-(Monthly)	MXN 322,881,389	(9.78%)	11.52%	[8]	2/4/25	(142,501)	69	—	(142,570)
2 yr IRS-(Monthly)	MXN 161,440,694	(9.79%)	11.52%	[8]	2/4/25	(69,679)	35	—	(69,714)
2 yr IRS-(Monthly)	MXN 161,440,698	(9.80%)	11.52%	[8]	2/4/25	(67,321)	35	—	(67,356)
2 yr IRS-(Annual)	53,040,110	(2.70%)	4.81%	[6]	2/17/25	(1,500,784)	221	—	(1,501,005)
2 yr IRS-(Annual)	53,040,110	(2.60%)	4.81%	[6]	2/17/25	(1,602,481)	221	—	(1,602,702)
2 yr IRS-(Annual)	11,013,000	(3.47%)	1.00%	[6]	3/10/27	120,672	48	120,624	—
2 yr IRS-(Annual)	103,321,268	(4.03%)	4.81%	[6]	3/10/25	(201,354)	443	—	(201,797)
3 yr IRS-(Quarterly)	KRW 1,694,662,000	3.30%	(3.61%)	[9]	3/15/26	(1,672)	(5,207)	3,535	—
3 yr IRS-(Quarterly)	KRW 1,715,538,989	3.05%	(1.00%)	[9]	9/20/26	3,769	9,139	—	(5,370)
3 yr IRS-(Quarterly)	KRW 1,694,662,000	(3.30%)	3.61%	[9]	3/15/26	1,670	2,766	—	(1,096)
3 yr IRS-(Quarterly)	KRW 1,715,538,989	(3.05%)	1.00%	[9]	9/20/26	(3,769)	13	—	(3,782)
3 yr IRS-(Quarterly)	KRW 1,779,395,100	3.70%	(1.00%)	[9]	9/20/26	(21,014)	(19,425)	—	(1,589)
3 yr IRS-(Quarterly)	KRW 1,779,395,100	(3.70%)	1.00%	[9]	9/20/26	21,014	11,479	9,535	—
5 yr IRS-(Annual)	EUR 8,364,000	(2.34%)	1.00%	[10]	1/19/33	(121,807)	115	—	(121,922)
1 yr IRS-(At Maturity)	GBP 28,459,891	(4.26%)	1.00%	[7]	9/6/24	(54,951)	111	—	(55,062)
10 yr IRS-(Annual/Semiannual)	EUR 3,655,837	0.02%	(3.23%)	[11]	8/26/31	867,923	64	867,859	—
10 yr IRS-(Annual)	5,558,846	2.58%	(4.81%)	[6]	5/24/32	293,439	(5,011)	298,450	—
10 yr IRS-(Annual)	918,178	2.60%	(4.81%)	[6]	5/26/32	46,982	13	46,969	—
10 yr IRS-(Annual)	30,521,800	(2.65%)	4.81%	[6]	5/2/32	(1,379,754)	25,925	—	(1,405,679)
10 yr IRS-(Annual)	42,077,176	(2.82%)	4.81%	[6]	6/13/32	(1,394,489)	(44,988)	—	(1,349,501)
10 yr IRS-(Annual)	11,444,776	(3.47%)	4.81%	[6]	10/4/32	221,542	169	221,373	—
10 yr IRS-(Annual)	5,374,598	(3.42%)	4.81%	[6]	10/5/32	79,895	82	79,813	—
10 yr IRS-(Annual)	12,894,108	(3.05%)	4.81%	[6]	10/28/32	(218,271)	198	—	(218,469)
10 yr IRS-(Annual)	13,099,571	(2.88%)	4.81%	[6]	11/2/32	(413,457)	202	—	(413,659)
10 yr IRS-(Annual)	13,180,331	(2.92%)	4.81%	[6]	11/4/32	(370,678)	203	—	(370,881)
10 yr IRS-(Annual)	21,055,622	(2.90%)	4.81%	[6]	11/15/32	(625,024)	326	—	(625,350)
10 yr IRS-(Annual)	11,736,752	(3.20%)	4.81%	[6]	11/28/32	(42,806)	182	—	(42,988)
2 yr IRS-(Annual)	5,326,477	2.00%	(4.81%)	[6]	2/17/25	222,332	14	222,318	—
2 yr IRS-(Annual)	55,432,000	(2.65%)	4.81%	[6]	5/2/24	(1,313,164)	7,922	—	(1,321,086)
2 yr IRS-(Annual)	85,753,129	(2.89%)	4.81%	[6]	6/13/24	(1,934,368)	(9,295)	—	(1,925,073)
20 yr IRS-(Annual)	698,400	2.61%	(4.81%)	[6]	5/2/42	55,943	1,641	54,302	—
20 yr IRS-(Annual)	1,290,375	2.85%	(4.81%)	[6]	6/13/42	60,241	590	59,651	—
3 yr IRS-(Monthly)	MXN 24,581,627	(4.68%)	11.40%	[8]	2/27/24	(80,999)	2	—	(81,001)
3 yr IRS-(Monthly)	MXN 24,581,627	(4.86%)	11.43%	[8]	3/1/24	(78,773)	2	—	(78,775)
3 yr IRS-(Annual)	65,073,600	2.72%	(4.81%)	[6]	5/2/25	1,818,421	(12,811)	1,831,232	—
3 yr IRS-(Annual)	115,736,903	2.89%	(4.81%)	[6]	6/13/25	2,970,148	38,326	2,931,822	—
3 yr IRS-(Annual)	13,588,000	(3.75%)	4.81%	[6]	12/15/25	(41,600)	94	—	(41,694)
3 yr IRS-(Annual)	14,381,000	(3.81%)	4.81%	[6]	12/19/25	(19,871)	99	—	(19,970)
30 yr IRS-(Annual)	21,109,500	2.43%	(4.81%)	[6]	5/2/52	2,268,515	(45,106)	2,313,621	—
30 yr IRS-(Annual)	37,057,550	2.67%	(4.81%)	[6]	6/13/52	2,275,948	(35,758)	2,311,706	—
5 yr IRS-(Monthly)	MXN 20,296,160	(6.48%)	11.40%	[8]	8/12/26	(82,784)	6	—	(82,790)
5 yr IRS-(Monthly)	MXN 27,869,289	(6.47%)	11.41%	[8]	8/13/26	(114,036)	8	—	(114,044)
5 yr IRS-(Monthly)	MXN 13,784,000	(6.44%)	11.43%	[8]	8/14/26	(56,871)	5	—	(56,876)
5 yr IRS-(Monthly)	MXN 22,719,389	(6.42%)	11.43%	[8]	8/14/26	(94,649)	5	—	(94,654)
5 yr IRS-(Monthly)	MXN 20,466,582	(6.42%)	11.52%	[8]	8/17/26	(88,948)	6	—	(88,954)
5 yr IRS-(Annual)	48,820,600	(2.67%)	4.81%	[6]	5/2/27	(1,585,152)	(29,868)	—	(1,555,284)
5 yr IRS-(Annual)	13,192,306	(2.83%)	4.81%	[6]	6/13/27	(361,641)	(4,815)	—	(356,826)
5 yr IRS-(Annual)	26,054,340	(2.91%)	4.81%	[6]	10/6/27	(686,681)	216	—	(686,897)

							(109,721)	12,487,357	(15,854,215)

LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Swap Contracts

Interest Rate Swap (IRS) Contracts (continued)

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)		Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation

Over-The-Counter:
BCLY 1 yr IRS-(At Maturity)	BRL 9,452,026	(12.48%)	1.00%	[12]	7/1/24	$(800)	$—	$—	$(800)
CITI 2 yr IRS-(At Maturity)	BRL 25,721,643	(13.22%)	1.00%	[12]	1/2/25	100,603	—	100,603	—
JPMC 2 yr IRS-(At Maturity)	BRL 48,919,908	(13.15%)	1.00%	[12]	1/2/25	179,364	—	179,364	—
JPMC 2 yr IRS-(At Maturity)	BRL 48,895,263	(13.18%)	1.00%	[12]	1/2/25	184,170	—	184,170	—
JPMC 2 yr IRS-(At Maturity)	BRL 6,989,245	(12.00%)	1.00%	[12]	1/2/25	114	—	114	—
JPMC 3 yr IRS-(At Maturity)	BRL 10,128,697	(9.39%)	1.00%	[12]	1/2/25	(160,035)	—	—	(160,035)
JPMC 3 yr IRS-(At Maturity)	BRL 11,049,648	(9.42%)	1.00%	[12]	1/2/25	(172,287)	—	—	(172,287)
MSC 2 yr IRS-(At Maturity)	BRL 9,134,445	(12.76%)	1.00%	[12]	1/2/25	21,045	—	21,045	—
MSC 2 yr IRS-(At Maturity)	BRL 4,793,562	(12.36%)	1.00%	[12]	1/2/25	5,255	—	5,255	—

							(109,721)	12,487,357	(333,122)

Total IRS Contracts							$(109,721)	$12,977,908	$(16,187,337)

Swap Contracts

Total Return Swap (TRS) Contracts

Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation

Over-The-Counter:
CITI- Receive Variable amounts based on SOFR12M and pay quarterly based on Pitney Bowes, Inc.	(792)	4.56%	6/13/23	$(62)	$—	$(62)
BNP- Receive Variable amounts based on SOFR12M and pay quarterly based on iShares iBoxx High Yield Corporate Bond ETF	(29,633)	2.61%	6/16/23	(50,683)	—	(50,683)
GSI- Receive Variable amounts based on SOFR12M and pay quarterly based on iShares iBoxx High Yield Corporate Bond ETF	(37,054)	2.31%	6/16/23	(62,433)	—	(62,433)
GSI- Receive Variable amounts based on SOFR12M and pay quarterly based on iShares iBoxx High Yield Corporate Bond ETF	(18,527)	2.31%	6/16/23	(31,217)	—	(31,217)
BNP- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	37,056	(3.06%)	6/16/23	65,729	65,729	—
BNP- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	18,538	(3.06%)	6/21/23	32,684	32,684	—
BOA- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	14,755	(3.61%)	6/16/23	24,394	24,394	—

LVIP BlackRock Global Allocation Fund–45

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Swap Contracts

Total Return Swap (TRS) Contracts (continued)

Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
JPMC- Receive Variable amounts based on SOFR12M and pay quarterly based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(25,045)	4.46%	6/16/23	$(36,944)	$—	$(36,944)
JPMC- Receive Variable amounts based on SOFR12M and pay quarterly based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(26,023)	4.46%	6/16/23	(38,387)	—	(38,387)
JPMC- Receive Variable amounts based on SOFR12M and pay quarterly based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(26,050)	4.46%	6/16/23	(38,427)	—	(38,427)
BNP- Receive Variable amounts based on SOFR12M and pay quarterly based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(25,045)	4.41%	6/16/23	(36,986)	—	(36,986)
BNP- Receive Variable amounts based on SOFR12M and pay quarterly based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(46,280)	4.41%	6/16/23	(68,345)	—	(68,345)
GSI- Receive Variable amounts based on SOFR12M and pay quarterly based on iShares iBoxx High Yield Corporate Bond ETF	(101,749)	2.31%	6/16/23	(216,701)	—	(216,701)
CITI- Receive amounts based on iShares iBoxx High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	4,500	4.41%	9/15/23	90	90	—

Total TRS Contracts					$122,897	$(580,185)

Swap Contracts

Contracts For Difference (CFD) Swap Contracts

Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[13]	Termination Date[14]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Over-The-Counter:
Short Equities
Australia
JPM - AMP Ltd. - Monthly	(206,897)	4.57%	4/11/2023	(165,552)	$(5,080)	$—	$(5,080)
JPM - Brambles Ltd. - Monthly	(15,070)	4.57%	4/11/2023	(161,481)	(3,365)	—	(3,365)
JPM - Commonwealth Bank of Australia - Monthly	(1,284)	4.57%	4/11/2023	(83,017)	(1,749)	—	(1,749)
JPM - Idp Education Ltd. - Monthly	(4,827)	4.57%	4/11/2023	(89,833)	1,319	1,319	—
JPM - IGO Ltd. - Monthly	(6,256)	4.57%	4/11/2023	(50,466)	(3,176)	—	(3,176)
JPM - James Hardie Industries PLC - Monthly	(4,300)	4.57%	4/11/2023	(95,964)	(2,741)	—	(2,741)
JPM - Macquarie Group - Monthly	(1,535)	4.57%	4/11/2023	(204,157)	11,761	11,761	—
JPM - Mineral Resources Ltd. - Monthly	(513)	4.57%	4/11/2023	(27,161)	(598)	—	(598)
JPM - OZ Minerals Ltd. - Monthly	(4,789)	4.57%	4/11/2023	(160,738)	(1,776)	—	(1,776)
JPM - Santos Ltd. - Monthly	(22,783)	4.57%	4/11/2023	(146,176)	4,624	4,624	—

LVIP BlackRock Global Allocation Fund–46

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Swap Contracts

Contracts For Difference (CFD) Swap Contracts (continued)

Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[13]	Termination Date[14]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Australia (continued) Australia (continued)
JPM - Westpac Banking - Monthly	(7,820)	4.57%	4/11/2023	(153,695)	$495	$495	$—
Brazil
JPM - Alpargatas SA - Monthly	(22,715)	3.82%	4/11/2023	(36,066)	(417)	—	(417)
CITI - Cia Saneamento Basico de SP - Monthly	(14,282)	20.31%	4/25/2023	(134,646)	(7,823)	—	(7,823)
JPM - Cia Siderurgica Nacional SA - Monthly	(7,859)	4.42%	4/11/2023	(20,962)	(2,951)	—	(2,951)
JPM - Equatorial Energia SA - Monthly	(38,708)	4.42%	4/11/2023	(196,343)	(9,310)	—	(9,310)
JPM - Hapvida Participacoes - Monthly	(562,594)	3.82%	4/11/2023	(274,906)	(15,571)	—	(15,571)
JPM - Localiza Rent A Car SA - Monthly	(23,887)	4.42%	4/11/2023	(255,660)	5,128	5,128	—
JPM - Petroleo Brasileiro SA - Monthly	(11,991)	4.42%	4/11/2023	(52,666)	(2,747)	—	(2,747)
Canada
JPM - Canadian Pacific Railway - Monthly	(7,494)	4.57%	4/11/2023	(617,733)	(11,348)	—	(11,348)
JPM - Power Corp of Canada - Monthly	(12,461)	4.57%	4/11/2023	(370,853)	18,818	18,818	—
JPM - Restaurant Brands International, Inc. - Monthly	(1,133)	4.57%	4/11/2023	(71,757)	(4,310)	—	(4,310)
JPM - Shaw Communications - Monthly	(32,160)	4.57%	4/11/2023	(925,900)	(46,693)	—	(46,693)
CITI - Shopify - Monthly	(829)	24.06%	4/25/2023	(37,500)	(2,248)	—	(2,248)
China
JPM - Fuyao Glass Industry Group Ltd. - Monthly	(4,000)	4.52%	4/11/2023	(18,115)	688	688	—
JPM - Shandong Gold Mining Co. Ltd. - Monthly	(106,000)	4.52%	4/11/2023	(186,618)	(28,626)	—	(28,626)
Denmark
CITI - Vestas Wind Systems - Monthly	(6,088)	30.90%	4/25/2023	(192,014)	(3,132)	—	(3,132)
Finland
JPM - Fortum Oyj - Monthly	(15,406)	4.56%	4/11/2023	(233,370)	(2,939)	—	(2,939)
JPM - Orion OYJ - Monthly	(3,967)	4.56%	4/11/2023	(197,523)	6,457	6,457	—
Germany
CITI - Covestro AG - Monthly	(9,310)	31.98%	4/25/2023	(384,997)	10	10	—
JPM - Delivery Hero SE - Monthly	(5,329)	4.56%	4/11/2023	(208,329)	26,664	26,664	—
CITI - LEG Immobilien SE - Monthly	(1,872)	49.29%	4/25/2023	(97,274)	(4,320)	—	(4,320)
JPM - LEG Immobilien SE - Monthly	(1,225)	4.56%	4/11/2023	(67,953)	754	754	—
CITI - Siemens Healthineers AG - Monthly	(12,821)	35.16%	4/25/2023	(720,870)	(31,585)	—	(31,585)
Hong Kong
CITI - China Overseas Land & Invest Ltd. - Monthly	(49,000)	38.55%	4/25/2023	(136,358)	6,538	6,538	—
JPM - China Southern Airlines Co. - Monthly	(234,000)	4.23%	4/11/2023	(171,261)	4,329	4,329	—
CITI - China Vanke Co. Ltd. - Monthly	(62,490)	63.32%	4/25/2023	(102,571)	4,018	4,018	—
JPM - Country Garden Holdings Co. Ltd. - Monthly	(152)	4.32%	4/11/2023	(45)	2	2	—
CITI - Li-Ning Co. Ltd. - Monthly	(8,000)	37.89%	4/25/2023	(61,374)	15,170	15,170	—
JPM - Li-Ning Co. Ltd. - Monthly	(42,500)	4.52%	4/11/2023	(352,011)	16,880	16,880	—
CITI - Longfor Group Holdings Ltd. - Monthly	(58,000)	7.84%	4/25/2023	(164,369)	710	710	—
JPM - Sands China Ltd. - Monthly	(26,400)	4.52%	4/11/2023	(91,813)	1	1	—
CITI - Xiaomi Corp. - Monthly	(62,800)	28.16%	4/25/2023	(91,235)	(11,750)	—	(11,750)
JPM - Xiaomi Corp. - Monthly	(485,800)	4.52%	4/11/2023	(742,638)	(6,184)	—	(6,184)
CITI - Zhuzhou CRRC Times Electric Co. Ltd. - Monthly	(25,800)	12.99%	4/25/2023	(120,517)	22,438	22,438	—
JPM - Zhuzhou CRRC Times Electric Co. Ltd. - Monthly	(39,000)	4.52%	4/11/2023	(183,825)	14,161	14,161	—
Italy
CITI - Nexi SPA - Monthly	(16,026)	14.65%	4/25/2023	(129,363)	(746)	—	(746)
CITI - Telecom Italia SPA - Monthly	(693,667)	44.67%	4/25/2023	(217,086)	(11,759)	—	(11,759)
Japan
JPM - ASICS Corp. - Monthly	(8,900)	4.57%	4/11/2023	(233,718)	(17,345)	—	(17,345)
CITI - Canon, Inc. - Monthly	(13,700)	123.85%	4/25/2023	(297,568)	(12,860)	—	(12,860)
JPM - Canon, Inc. - Monthly	(7,200)	4.57%	4/11/2023	(154,795)	(5,280)	—	(5,280)
CITI - Daiichi Sankyo - Monthly	(900)	16.60%	4/25/2023	(32,689)	3	3	—
CITI - Eneos Holdings, Inc. - Monthly	(33,800)	24.42%	4/25/2023	(117,336)	(1,088)	—	(1,088)
JPM - Fujitsu General Ltd. - Monthly	(3,100)	4.57%	4/11/2023	(93,135)	393	393	—
CITI - Fujitsu Ltd. - Monthly	(300)	20.47%	4/25/2023	(40,304)	2,351	2,351	—
JPM - Fujitsu Ltd. - Monthly	(2,700)	4.57%	4/11/2023	(365,022)	2,781	2,781	—
CITI - Hitachi Ltd. - Monthly	(7,100)	91.89%	4/25/2023	(409,433)	(19,821)	—	(19,821)
CITI - Lasertec Corporation - Monthly	(2,100)	43.35%	4/25/2023	(347,162)	(29,043)	—	(29,043)
JPM - Lasertec Corporation - Monthly	(500)	4.57%	4/11/2023	(79,663)	(7,899)	—	(7,899)
CITI - MatsukiyoCocokara & Co. - Monthly	(5,500)	50.31%	4/25/2023	(282,062)	(8,317)	—	(8,317)
JPM - Nippon Steel Corp. - Monthly	(2,500)	4.57%	4/11/2023	(128,941)	(66)	—	(66)
CITI - Open House Group Co. Ltd. - Monthly	(1,500)	4.93%	4/25/2023	(55,319)	(603)	—	(603)
JPM - Park24 Co. Ltd. - Monthly	(6,000)	4.57%	4/11/2023	(85,591)	(1,745)	—	(1,745)
JPM - Rakuten Group, Inc. - Monthly	(57,800)	4.57%	4/11/2023	(280,097)	13,131	13,131	—
CITI - Renesas Electronics - Monthly	(5,100)	43.71%	4/25/2023	(109,808)	(3,497)	—	(3,497)

LVIP BlackRock Global Allocation Fund–47

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Swap Contracts

Contracts For Difference (CFD) Swap Contracts (continued)

Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[13]	Termination Date[14]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Japan (continued)
JPM - Renova, Inc. - Monthly	(1,700)	4.07%	4/11/2023	(24,781)	$(668)	$—	$(668)
JPM - SBI Holdings, Inc. - Monthly	(4,800)	4.57%	4/11/2023	(128,976)	8,386	8,386	—
JPM - Square Enix Holdings Co. Ltd. - Monthly	(2,500)	4.57%	4/11/2023	(115,944)	(3,663)	—	(3,663)
CITI - Tokyo Electric Power Holdings, Inc. - Monthly	(7,600)	13.19%	4/25/2023	(25,978)	(3,824)	—	(3,824)
JPM - Tokyo Electric Power Holdings, Inc. - Monthly	(17,500)	4.57%	4/11/2023	(59,615)	(2,653)	—	(2,653)
CITI - Z Holdings - Monthly	(37,400)	33.33%	4/25/2023	(129,631)	1,779	1,779	—
Mexico
CITI - America Movil, SAB de CV - Monthly	(164,427)	200.46%	4/25/2023	(169,999)	(3,370)	—	(3,370)
Netherlands
JPM - Aegon NV - Monthly	(20,536)	4.56%	4/11/2023	(144,172)	19,986	19,986	—
JPM - ASM International NV - Monthly	(613)	4.56%	4/11/2023	(208,391)	(39,349)	—	(39,349)
JPM - InPost SA - Monthly	(29,159)	4.56%	4/11/2023	(244,129)	(22,422)	—	(22,422)
CITI - Just Eat Takeaway - Monthly	(25,070)	30.01%	4/25/2023	(472,112)	6,070	6,070	—
JPM - Just Eat Takeaway - Monthly	(3,774)	4.56%	4/11/2023	(82,319)	10,424	10,424	—
CITI - Prosus - Monthly	(1,953)	56.81%	4/25/2023	(144,775)	(7,596)	—	(7,596)
Norway
CITI - Aker ASA - Monthly	(698)	18.44%	4/25/2023	(45,188)	(502)	—	(502)
CITI - Aker BP ASA - Monthly	(29,195)	37.85%	4/25/2023	(710,034)	(4,657)	—	(4,657)
CITI - Salmar ASA - Monthly	(1,000)	20.94%	4/25/2023	(41,247)	(2,288)	—	(2,288)
Poland
JPM - Allegro.eu SA - Monthly	(13,152)	3.94%	4/11/2023	(84,068)	(5,421)	—	(5,421)
JPM - Bank Pekao SA - Monthly	(10,031)	4.32%	4/11/2023	(208,047)	6,766	6,766	—
CITI - KGHM Polska Miedz SA - Monthly	(1,617)	21.03%	4/25/2023	(43,812)	(1,984)	—	(1,984)
Republic of Korea
JPM - ILJIN Materials Co. Ltd. - Monthly	(2,250)	4.07%	4/11/2023	(114,612)	(4,457)	—	(4,457)
CITI - Kakao Corp. - Monthly	(9,547)	42.98%	4/25/2023	(457,730)	5,094	5,094	—
JPM - Kakao Corp. - Monthly	(2,654)	4.47%	4/11/2023	(119,996)	(4,733)	—	(4,733)
JPM - LG Electronics Inc. - Monthly	(320)	4.47%	4/11/2023	(28,149)	(230)	—	(230)
CITI - Ncsoft Corp. - Monthly	(452)	20.49%	4/25/2023	(155,667)	5,294	5,294	—
JPM - Posco Chemical Co. Ltd. - Monthly	(1,672)	3.75%	4/11/2023	(332,903)	(17,549)	—	(17,549)
JPM - SK Innovation Co. Ltd. - Monthly	(41)	4.47%	4/11/2023	(5,294)	(360)	—	(360)
JPM - SK, Inc. - Monthly	(56)	4.47%	4/11/2023	(7,022)	(408)	—	(408)
Spain
JPM - Caixabank - Monthly	(44,964)	4.56%	4/11/2023	(194,965)	19,842	19,842	—
Sweden
CITI - Evolution - Monthly	(304)	19.60%	4/25/2023	(38,607)	(2,053)	—	(2,053)
CITI - Fastighets AB Balder - Monthly	(95,938)	19.63%	4/25/2023	(377,257)	(15,683)	—	(15,683)
CITI - Getinge AB - Monthly	(1,759)	20.81%	4/25/2023	(40,979)	(1,848)	—	(1,848)
CITI - Nordea Bank ABP - Monthly	(13,001)	62.32%	4/25/2023	(178,773)	11,157	11,157	—
CITI - SAAB AB - Monthly	(3,648)	26.66%	4/25/2023	(231,791)	(8,308)	—	(8,308)
CITI - Sandvik AB - Monthly	(6,302)	157.39%	4/25/2023	(152,276)	(7,406)	—	(7,406)
CITI - Trelleborg AB - Monthly	(5,808)	60.73%	4/25/2023	(160,514)	(19,107)	—	(19,107)
Switzerland
CITI - Adecco Group AG - Monthly	(2,467)	21.38%	4/25/2023	(85,817)	(3,566)	—	(3,566)
JPM - Bachem Holding AG - Monthly	(3,366)	4.56%	4/11/2023	(331,466)	(5,392)	—	(5,392)
JPM - SGS SA - Monthly	(88)	4.56%	4/11/2023	(266,071)	1,351	1,351	—
CITI - SIG Group AG - Monthly	(5,604)	86.10%	4/25/2023	(155,352)	(5,847)	—	(5,847)
CITI - Straumann Holding AG - Monthly	(971)	55.99%	4/25/2023	(134,825)	(9,878)	—	(9,878)
JPM - Tecan Group AG - Monthly	(523)	4.56%	4/11/2023	(223,244)	(5,358)	—	(5,358)
JPM - UBS Group - Monthly	(8,421)	4.56%	4/11/2023	(226,495)	2,342	2,342	—
United Kingdom
JPM - Ocado Group PLC - Monthly	(65,796)	4.57%	4/11/2023	(383,594)	(51,559)	—	(51,559)
United States
JPM - Align Technology, Inc. - Monthly	(1,155)	4.67%	4/11/2023	(401,424)	(2,782)	—	(2,782)
JPM - Ameriprise Financial, Inc. - Monthly	(389)	4.67%	4/11/2023	(177,920)	11,853	11,853	—
JPM - Analog Devices, Inc. - Monthly	(377)	4.67%	4/11/2023	(69,856)	(4,496)	—	(4,496)
CITI - Apollo Global Management, Inc. - Monthly	(1,474)	36.96%	4/25/2023	(96,409)	(6,235)	—	(6,235)
CITI - Block, Inc. - Monthly	(6,713)	51.88%	4/25/2023	(487,699)	45,175	45,175	—
JPM - Block, Inc. - Monthly	(2,221)	4.67%	4/11/2023	(170,795)	18,323	18,323	—
JPM - Boeing - Monthly	(321)	4.67%	4/11/2023	(65,575)	(2,615)	—	(2,615)
JPM - Brandywine Realty Trust - Monthly	(574)	4.67%	4/11/2023	(2,961)	246	246	—
CITI - Caesars Entertainment, Inc. - Monthly	(10,899)	47.71%	4/25/2023	(468,046)	(63,934)	—	(63,934)
CITI - Charles River Laboratories - Monthly	(361)	30.15%	4/25/2023	(70,861)	25,071	25,071	—

LVIP BlackRock Global Allocation Fund–48

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Swap Contracts

Contracts For Difference (CFD) Swap Contracts (continued)

Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[13]	Termination Date[14]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
United States (continued)
JPM - Charles River Laboratories - Monthly	(1,595)	4.67%	4/11/2023	(348,970)	$27,067	$27,067	$—
CITI - Church & Dwight Co. Inc. - Monthly	(3,650)	196.21%	4/25/2023	(307,440)	(44,107)	—	(44,107)
JPM - Church & Dwight Co. Inc. - Monthly	(6,544)	4.67%	4/11/2023	(549,705)	(28,850)	—	(28,850)
CITI - Constellation Energy - Monthly	(2,145)	67.92%	4/25/2023	(162,012)	(8,752)	—	(8,752)
CITI - Costar Group, Inc. - Monthly	(3,715)	39.11%	4/25/2023	(245,153)	(13,978)	—	(13,978)
JPM - Costar Group, Inc. - Monthly	(1,784)	4.67%	4/11/2023	(119,475)	(3,353)	—	(3,353)
JPM - D.R. Horton, Inc. - Monthly	(4,795)	4.67%	4/11/2023	(490,616)	(18,701)	—	(18,701)
JPM - Darden Restaurants, Inc. - Monthly	(712)	4.67%	4/11/2023	(107,185)	(3,289)	—	(3,289)
CITI - Digital Realty Trust - Monthly	(1,343)	158.20%	4/25/2023	(123,945)	13,647	13,647	—
JPM - Digital Realty Trust - Monthly	(3,787)	4.67%	4/11/2023	(394,031)	21,731	21,731	—
CITI - Discover Financial Services - Monthly	(1,053)	31.85%	4/25/2023	(111,177)	(4,275)	—	(4,275)
JPM - Dish Network Corp. - Monthly	(40,631)	4.67%	4/11/2023	(431,517)	52,430	52,430	—
CITI - Dominion Energy - Monthly	(2,583)	58.48%	4/25/2023	(174,476)	(6,974)	—	(6,974)
CITI - Doordash, Inc. - Monthly	(1,517)	58.99%	4/25/2023	(91,425)	(7,855)	—	(7,855)
JPM - Doordash, Inc. - Monthly	(644)	4.67%	4/11/2023	(38,073)	(2,859)	—	(2,859)
JPM - Enphase Energy, Inc. - Monthly	(141)	4.67%	4/11/2023	(27,674)	(1,975)	—	(1,975)
CITI - Ford Motor Co. - Monthly	(42,679)	62.54%	4/25/2023	(494,490)	(47,800)	—	(47,800)
JPM - Frontier Communications Parent, Inc. - Monthly	(1,094)	4.67%	4/11/2023	(22,346)	(2,564)	—	(2,564)
CITI - Illumina - Monthly	(662)	22.63%	4/25/2023	(143,789)	(10,159)	—	(10,159)
CITI - Insulet Corp. - Monthly	(161)	31.39%	4/25/2023	(50,725)	(628)	—	(628)
CITI - Iron Mountain, Inc. - Monthly	(2,540)	81.33%	4/25/2023	(127,432)	(766)	—	(766)
JPM - Iron Mountain, Inc. - Monthly	(7,290)	4.67%	4/11/2023	(391,908)	6,194	6,194	—
JPM - KKR & Co. Inc. - Monthly	(2,923)	4.67%	4/11/2023	(165,478)	11,962	11,962	—
CITI - Lamb Weston Holdings, Inc. - Monthly	(3,694)	33.58%	4/25/2023	(368,329)	(23,575)	—	(23,575)
JPM - Lamb Weston Holdings, Inc. - Monthly	(1,183)	4.67%	4/11/2023	(117,841)	(5,807)	—	(5,807)
JPM - Mercadolibre - Monthly	(34)	4.67%	4/11/2023	(40,247)	(4,567)	—	(4,567)
CITI - Monolithic Power Systems, Inc. - Monthly	(742)	75.76%	4/25/2023	(363,242)	(8,159)	—	(8,159)
CITI - Norwegian Cruise Line Holding Ltd. - Monthly	(10,437)	18.05%	4/25/2023	(129,527)	(10,851)	—	(10,851)
CITI - Oracle - Monthly	(4,386)	82.01%	4/25/2023	(385,529)	(27,040)	—	(27,040)
JPM - Oracle - Monthly	(992)	4.67%	4/11/2023	(87,155)	(5,022)	—	(5,022)
CITI - Paramount Global - Monthly	(18,434)	42.26%	4/25/2023	(381,492)	(29,770)	—	(29,770)
JPM - PayPal Holdings, Inc. - Monthly	(1,141)	4.67%	4/11/2023	(83,319)	(3,329)	—	(3,329)
JPM - PerkinElmer, Inc. - Monthly	(2,942)	4.67%	4/11/2023	(365,305)	(26,746)	—	(26,746)
CITI - PPG Industries, Inc. - Monthly	(995)	26.16%	4/25/2023	(154,883)	(9,920)	—	(9,920)
JPM - PTC, Inc. - Monthly	(1,194)	4.67%	4/11/2023	(213,428)	(6,651)	—	(6,651)
CITI - Quanta Services, Inc. - Monthly	(3,250)	46.98%	4/25/2023	(530,700)	(26,260)	—	(26,260)
CITI - Realty Income Corp. - Monthly	(2,191)	77.79%	4/25/2023	(130,566)	(8,168)	—	(8,168)
JPM - Sabre Corp. - Monthly	(1,148)	4.67%	4/11/2023	(4,879)	(46)	—	(46)
JPM - Simon Property Group - Monthly	(941)	4.67%	4/11/2023	(162,092)	8,956	8,956	—
JPM - Steris PLC - Monthly	(2,892)	4.67%	4/11/2023	(552,003)	(31,828)	—	(31,828)
CITI - Stryker Corp. - Monthly	(795)	69.09%	4/25/2023	(216,510)	(34,316)	—	(34,316)
JPM - Stryker Corp. - Monthly	(1,418)	4.67%	4/11/2023	(380,919)	(23,877)	—	(23,877)
CITI - Take-Two Interactive Software, Inc. - Monthly	(5,570)	35.10%	4/25/2023	(649,109)	(31,972)	—	(31,972)
CITI - Teledyne Technologies, Inc. - Monthly	(1,120)	35.41%	4/25/2023	(471,576)	(29,467)	—	(29,467)
JPM - T-Mobile US - Monthly	(769)	4.67%	4/11/2023	(120,272)	591	591	—
CITI - Ventas, Inc. - Monthly	(5,140)	68.64%	4/25/2023	(215,109)	(6,095)	—	(6,095)
JPM - Ventas, Inc. - Monthly	(5,482)	4.67%	4/11/2023	(239,260)	1,615	1,615	—
JPM - Waste Connections, Inc. - Monthly	(469)	4.67%	4/11/2023	(62,695)	(2,529)	—	(2,529)
CITI - Welltower - Monthly	(1,885)	79.61%	4/25/2023	(131,149)	(10,405)	—	(10,405)
CITI - Zimmer Biomet Holdings, Inc. - Monthly	(856)	66.00%	4/25/2023	(107,384)	(3,211)	—	(3,211)

LVIP BlackRock Global Allocation Fund–49

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Swap Contracts

Contracts For Difference (CFD) Swap Contracts (continued)

Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[13]	Termination Date[14]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
United States (continued)
CITI - Zoom Video Communications - Monthly	(511)	22.76%	4/25/2023	(35,093)	$(2,640)	$—	$(2,640)

Total Short Equities						$522,976	$(1,251,845)

Total CFD Swap Contracts						$522,976	$(1,251,845)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2023.

[2]	Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

[3]	The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.

[4]

Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[5]

Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[6]	Rate resets based on SOFR12M-Secured Overnight Financing Rate

[7]	Rate resets based on SONIA12M.

[8]	Rate resets based on Mexican Interbank Equilibrium Interest Rate 01M.

[9]	Rate resets based on KORIBOR03M.

[10]	Rate resets based on ESTR12M.

[11]	Rate resets based on EURIBOR06M.

[12]	Rate resets based on Brazilian Interbank Deposit (Certificado de Depósito Interbancário) Rate.

[13]

Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-430 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1-Month USD-LIBOR.

[14]	Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BAMLL–Bank of America Merrill Lynch Large Loan

BCLY–Barclays Bank

BNP–BNP Paribas

BOA–Bank of America

BOBL–Bundesobligationen

BRL–Brazilian Real

BTP–Buoni del Tesoro Poliennali

CAD–Canadian Dollar

CDI–Chess Depository Interest

CDX.NA.HY–Credit Default Swap Index North America High Yield

CDX.NA.IG–Credit Default Swap Index North American Investment Grade

LVIP BlackRock Global Allocation Fund–50

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Summary of Abbreviations: (continued)

CHF–Swiss Franc

CITI–Citigroup Global Markets

CLO–Collateralized Loan Obligation

CNH–Chinese Yuan Renminbi

COP–Colombia Peso

CSI–Credit Suisse International

CZK–Czech Koruna

DAX–Deutscher Aktien Index

DB–Deutsche Bank

DKK–Danish Krone

ETF–Exchange-Traded Fund

EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers

EUR–Euro

EURIBOR01M–Euro InterBank Offered Rate EUR 1 Month

EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month

EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month

ESTR12M–Euro short-term rate 12 Month

FTSE–Financial Times Stock Exchange

GBP–British Pound Sterling

GDR–Global Depository Receipt

GS–Goldman Sachs

GSI–Goldman Sachs International

HKD–Hong Kong Dollar

HSBC–Hong Kong and Shanghai Banking Corporation

HUF–Hungarian Forint

IDR–Indonesia Rupiah

INR–Indian Rupee

IRS–Interest Rate Swap

ITRAXX.XO–Markit iTraxx Crossover Index

JPM–JPMorgan

JPMC–JPMorgan Chase

JPY–Japanese Yen

LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month

KORIBOR03M–Korea Interbank Offered Rates KRW 3 Month

KRW–South Korean Won

LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month

LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month

MSC–Morgan Stanley & Co.

MSCI–Morgan Stanley Capital International

MXN–Mexican Peso

NOK–Norwegian Krone

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)

OSE–Osaka Securities Exchange

PIK–Payment-in-kind

PJSC–Public Joint Stock Company

PLN–Polish Zloty

PRIME–Federal Reserve Prime Lending Rate

REMIC–Real Estate Mortgage Investment Conduits

S&P–Standard & Poor’s

S.F.–Single Family

SBSN–Surat Berharga Syariah Negara

SEK–Swedish Krona

SGD–Singapore Dollar

SGX–Singapore Stock Exchange

SOFR–Secured Overnight Financing Rate

SOFRTE01M–1 Month Term Secured Overnight Financing Rate

SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate

SOFRTE03M–3 Month Term Secured Overnight Financing Rate

SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate

SOFR12M–Secured Overnight Financing Rate 12 Months

SOFR30A–Secured Overnight Financing Rate 30 Days Average

SONIA–Sterling Overnight Index Average

LVIP BlackRock Global Allocation Fund–51

LVIP BlackRock Global Allocation Fund

Consolidated Schedule of Investments (continued)

Summary of Abbreviations: (continued)

SPDR–Standard & Poor’s Depositary Receipt

SPI–Swiss Performance Index

STACR–Structured Agency Credit Risk

TBA–To be announced

THB–Thailand Baht

TOPIX–Tokyo Stock Price Index

TSFR01M–1 Month Term Secured Overnight Financing Rate

TSX–Toronto Stock Exchange

TWD–Taiwan New Dollar

USD–United States Dollar

yr–Year

ZAR–South African Rand

See accompanying notes.

LVIP BlackRock Global Allocation Fund–52

LVIP BlackRock Global Allocation Fund

Consolidated Notes

March 31, 2023 (unaudited)

1. Significant Accounting Policies

Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services- Investment Companies”.

LVIP BlackRock Global Allocation Fund Cayman, Ltd. is a wholly-owned subsidiary (the “Subsidiary”) of the Fund formed in the Cayman Islands. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.

The Fund consolidates its investment in the Subsidiary in this consolidated schedule of investments. The Fund may invest up to 25% of its total assets in the shares of the Subsidiary. Accordingly, the consolidated schedule of investments include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of March 31, 2023, the net assets of the Subsidiary were $9,316,632 which represented 0.45% of the Fund’s net assets.

Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their closing net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value. Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund’s Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation (“LFI”) (formerly, Lincoln Investment Advisors Corporation (“LIAC”)), the Board designated “valuation designee”, to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price. Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to

LVIP BlackRock Global Allocation Fund–53

LVIP BlackRock Global Allocation Fund

Consolidated Notes (continued)

1. Significant Accounting Policies (continued)

which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Schedule of Investments.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2023:

	Level 1	Level 2	Level 3		Total
Investments:
Assets:
Common Stock
Australia	$—	$2,563,597	$—	*	$2,563,597
Belgium	—	362,449	—		362,449
Brazil	1,724,844	—	—		1,724,844
Canada	27,281,534	—	—		27,281,534
Cayman Islands	—	817,627	—		817,627
China	—	29,251,324	—		29,251,324
Denmark	—	4,072,622	—		4,072,622
Finland	—	545,150	—		545,150
France	—	68,855,075	—		68,855,075
Germany	987,090	50,258,140	—		51,245,230
Greenland	—	259,531	—		259,531
Hong Kong	38,184	7,552,168	—		7,590,352
India	—	688,065	—		688,065
Ireland	1,043,371	742,471	—		1,785,842
Israel	5,817,926	—	—		5,817,926
Italy	—	7,930,780	—		7,930,780
Japan	—	43,282,756	—		43,282,756
Jordan	—	74,971	—		74,971

LVIP BlackRock Global Allocation Fund–54

LVIP BlackRock Global Allocation Fund

Consolidated Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3		Total
Investments:
Mexico	$1,913,708	$—	$—		$1,913,708
Netherlands	185,543	31,482,274	—		31,667,817
Norway	—	882,588	—		882,588
Peru	308,922	—	—		308,922
Poland	—	82,297	—		82,297
Republic of Korea	—	9,749,961	—		9,749,961
Russia	—	—	—	*	0
Saudi Arabia	—	264,634	—		264,634
Singapore	—	1,245,218	—		1,245,218
South Africa	—	385,204	—		385,204
Spain	—	10,978,806	—		10,978,806
Sweden	—	4,172,739	203,993		4,376,732
Switzerland	5,549,088	37,881,039	—		43,430,127
Taiwan	—	9,565,349	—		9,565,349
United Arab Emirates	—	—	—	*	0
United Kingdom	9,129,593	56,966,045	—		66,095,638
United States	666,798,599	—	6,852,341		673,650,940
Convertible Preferred Stocks	8,275,871	2,856,410	5,889,701		17,021,982
Preferred Stocks
Germany	—	187,513	—		187,513
United States	1,896,826	—	19,242,689		21,139,515
Warrants	37,334	—	3,573		40,907
Convertible Bonds	—	1,430,463	—		1,430,463
Agency Collateralized Mortgage Obligation	—	125,600	—		125,600
Agency Commercial Mortgage-Backed Securities	—	668,526	—		668,526
Agency Mortgage-Backed Securities	—	127,866,489	—		127,866,489
Corporate Bonds
Australia	—	—	7,938,874		7,938,874
Belgium	—	637,130	—		637,130
Brazil	—	897,310	—		897,310
Canada	—	1,068,049	—		1,068,049
Chile	—	152,260	—		152,260
China	—	62,831	—		62,831
Colombia	—	1,703,287	—		1,703,287
Costa Rica	—	187,950	—		187,950
Dominican Republic	—	196,000	—		196,000
France	—	1,141,665	—		1,141,665
Germany	—	4,492,269	—		4,492,269
Hong Kong	—	376,145	—		376,145
India	—	303,432	—		303,432
Indonesia	—	476,137	—		476,137
Israel	—	1,360,560	—		1,360,560
Italy	—	5,527,600	—		5,527,600
Japan	—	698,116	—		698,116
Kuwait	—	369,758	—		369,758
Luxembourg	—	3,518,455	—		3,518,455
Mexico	—	2,319,933	—		2,319,933
Morocco	—	182,400	—		182,400
Netherlands	—	1,453,863	—		1,453,863
Nigeria	—	160,200	—		160,200
Panama	—	154,939	—		154,939
Republic of Korea	—	729,435	—		729,435
Singapore	—	397,577	—		397,577
South Africa	—	186,892	—		186,892
Spain	—	705,737	—		705,737
Sweden	—	2,062,127	—		2,062,127
Switzerland	—	3,563,413	—		3,563,413
Tanzania (United Republic Of)	—	181,942	—		181,942
United Arab Emirates	—	406,060	—		406,060

LVIP BlackRock Global Allocation Fund–55

LVIP BlackRock Global Allocation Fund

Consolidated Notes (continued)

2. Investments (continued)

	Level 1	Level 2	Level 3	Total

Investments:
United Kingdom	$—	$13,820,327	$—	$13,820,327
United States	—	61,949,562	3,574,007	65,523,569
Zambia	—	199,836	—	199,836
Loan Agreements	—	31,173,938	16,944,066	48,118,004
Non-Agency Asset-Backed Securities	—	13,711,807	1,486,517	15,198,324
Non-Agency Collateralized Mortgage Obligations	—	7,726,336	3,104,760	10,831,096
Non-Agency Commercial Mortgage-Backed Securities	—	44,185,711	—	44,185,711
Sovereign Bonds	—	133,936,934	—	133,936,934
U.S. Treasury Obligations	—	103,999,696	—	103,999,696
Exchange-Traded Funds	42,572,879	—	—	42,572,879
Money Market Fund	265,532,828	—	—	265,532,828
Short-Term Investments	—	118,673,444	—	118,673,444
Options Purchased	9,036,683	5,678,764	19,566	14,735,013

Total Investments	$1,048,130,823	$1,084,777,708	$65,260,087	$2,198,168,618

Liabilities:
Common Stocks Sold Short	$(846,021)	$(1,073,620)	$—	(1,919,641)

Total Investments	$(846,021)	$(1,073,620)	$—	$(1,919,641)

Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$5,185,520	$—	$5,185,520

Futures Contracts	$7,183,468	$—	$—	$7,183,468

Swap Contracts	$—	$13,785,583	$—	$13,785,583

Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,559,201)	$—	$(4,559,201)

Futures Contracts	$(10,022,965)	$—	$—	$(10,022,965)

Options Written	$(4,093,938)	$(8,628,938)	$—	$(12,722,876)

Swap Contracts	$—	$(18,098,437)	$—	$(18,098,437)

* Includes securities that have been valued at zero on the “Consolidated Schedule of Investments” that are considered to be Level 3 investments in this table.

As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.

LVIP BlackRock Global Allocation Fund–56

LVIP BlackRock Global Allocation Fund

Consolidated Notes (continued)

2. Investments (continued)

The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2023.

	Fair Value at	Valuation	Unobservable	Range
Asset Type	March 31, 2023	Technique(s)	Input	(Average) (c)
Common Stock	$7,056,334	Market Comparable Companies Market Comparable Companies Income Approach	Enterprise Value to Revenue Multiple (b) Discount for Lack of Marketability (a) Weighted Average Cost of Capital (WACC)	0.17x-23.08x (N/A) 10.00%-20.00% (10.01%) 15.00% (N/A)
Convertible Preferred Stock	$5,889,701	Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	2.25x-28.00x (21.64x)
Corporate Bonds	$11,512,881	Market Yield Analysis Income Approach	Average Yield to Maturity Discount Rate (a) Weighted Average Cost of Capital (WACC)	12.25%-16.68% (N/A) 8.83%-10.25% (9.32%) 15% (N/A)
Loan Agreements	$16,944,066	Indicative Market Quote Income Approach Market Yield Analysis	Broker Quote Discount Rate (a) Spread Average Yield to Maturity	$96.07-$99.13 ($97.81) 8.60%-14.76% (12.29%) 8.25%-9.35% (9.03%) 12.37%
Non-Agency Asset-Backed Securities	$1,486,517	Indicative Market Quote	Broker Quote	$86.88 (N/A)
Non-Agency Collateralized Mortgage Obligations	$3,104,760	Indicative Market Quote	Broker Quote	$65.68 - $95.88 ($90.58)
Options purchased	$19,566	Recent Transaction	#	#
Preferred Stock	$19,242,689	Market Yield Analysis Market Comparable Companies	Average Yield to Maturity Enterprise Value to Revenue Multiple (b) Term of Exit / Liquidity Event Volatility Percentage	12.25%-12.75% (N/A) 1.90x-36.50x (N/A) 1.5-5.00 yrs (3.35 yrs) 50.00%-75.00% (64.64%)
Warrants	$3,573	Recent Transaction	#	#
Total	$65,260,087

# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.

Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund’s securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

											Net change in
											unrealized
											appreciation
											(depreciation)
											from
											Level 3
									Net change in		investments
	Balances								unrealized	Balance	still held as
	as of				Transfer	Transfer	Accretion/	Net realized	appreciation	as of	of
	12/31/2022	Reclassifications	Purchases	Sales	In	Out	(amortization)	gain (loss)	(depreciation)	03/31/23	03/31/23
Common Stock	$7,061,952	$—	$—	$—	$—	$—	$—	$—	$(5,618)	$7,056,334	$(5,618)
Convertible Preferred Stocks	5,914,042	—	—	—	—	—	—	—	(24,341)	5,889,701	(24,341)
Corporate Bonds	12,160,139	—	—	—	—	—	9,511	—	(656,769)	11,512,881	(656,769)
Loan Agreements	17,310,715	—	14,954	485,038	—	—	13,128	9,111	81,196	16,944,066	81,196
Non-Agency Asset-Backed Security	1,460,338	—	—	—	—	—	1,343	—	24,836	1,486,517	24,836

LVIP BlackRock Global Allocation Fund–57

LVIP BlackRock Global Allocation Fund

Consolidated Notes (continued)

2. Investments (continued)

											Net change in
											unrealized
											appreciation
											(depreciation)
											from
											Level 3
									Net change in		investments
	Balances								unrealized	Balance	still held as
	as of				Transfer	Transfer	Accretion/	Net realized	appreciation	as of	of
	12/31/2022	Reclassifications	Purchases	Sales	In	Out	(amortization)	gain (loss)	(depreciation)	03/31/23	03/31/23
Non-Agency Collateralized Mortgage Obligations	$3,281,590	$—	$—	$61,369	$—	$—	$4,672	$1,168	$(121,301)	$3,104,760	$(121,301)
Preferred Stocks	19,563,478	—	—	—	—	—	—	—	(320,789)	19,242,689	(320,789)
Warrant	1	—	—	—	1,085	—	—	(5,022)	7,509	3,573	2,489
Options Purchased	—	—	19,479	—	—	—	—	—	87	19,566	87

Total	$66,752,255	$—	$34,433	$546,407	$1,085	$—	$28,654	$5,257	$(1,015,190)	$65,260,087	$(1,020,210)

During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.

LVIP BlackRock Global Allocation Fund–58